                                               File Nos. 333-43022 and 811-10035

    As filed with the Securities and Exchange Commission on April 29, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]
                           Pre-Effective Amendment No. __         [ ]
                  Post-Effective Amendment No.   2                [x]
                                                ---

                                    and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                                 Amendment No.  4                 [x]
                                               ---
                      ___________________________________

                       Titanium Annuity Variable Account
                           (Exact Name of Registrant)

                    United Investors Life Insurance Company
                              (Name of Depositor)

                            2001 Third Avenue South
                           Birmingham, Alabama  35233
              (Address of Depositor's Principal Executive Office)

       Depositor's Telephone Number, including Area Code:  (205) 325-4300

                            John H. Livingston, Esq.
                    United Investors Life Insurance Company
                            2001 Third Avenue South
                           Birmingham, Alabama  35233
                    (Name and Address of Agent for Service)

                                    Copy to:
                           Frederick R. Bellamy, Esq.
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2415
                       ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
     [x]     on May 1, 2002 pursuant to paragraph (b) of Rule 485
     [ ]     60 days after filing pursuant to paragraph (a)(l) of Rule 485
     [ ]     on           pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered:   Variable Annuity Contracts (Form TVA)

                                   Prospectus
                                  May 1, 2002

   Variable annuity policies involve certain risks, and you may lose some or all of your investment.
.. We do not guarantee how any of the subaccounts will perform.
.. The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
.. Neither the U.S. Government nor any Federal agency insures your investment in the policy.

   Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Titanium Investor Variable Annuity policy.

   To learn more about the policy, you may want to look at the Statement of Additional Information dated May 1, 2002 (known as the "SAI"). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.
Variable Products Division
P.O. Box 12101
Birmingham, Alabama 35202-2101
Telephone: 1-800-999-0317

   United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and has incorporated it by reference into this prospectus. The SAI's table of contents appears on page 39 of this prospectus.

   The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

   Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              TITANIUM INVESTORSM
                                VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY
  issued by
United Investors Life Insurance Company
  through
Titanium Annuity Variable Account

   The policy offers 32 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 31 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds
.. AIM V.I. Capital Appreciation Fund--Series I Shares
.. AIM V.I. Core Equity Fund--Series I Shares
.. AIM V.I. Growth Fund--Series I Shares
.. AIM V.I. International Growth Fund--Series I Shares
.. AIM V.I. Premier Equity Fund--Series I Shares
The Alger American Fund
.. Alger American Growth Portfolio--Class O Shares
..  Alger American Income & Growth Portfolio--Class O Shares
..  Alger American Leveraged AllCap Portfolio--Class O Shares
..  Alger American MidCap Growth Portfolio--Class O Shares
..  Alger American Small Capitalization Portfolio--Class O Shares
Dreyfus Variable Investment Fund
.. Dreyfus VIF-Appreciation Portfolio--Initial Shares
.. Dreyfus VIF-Money Market Portfolio
.. Dreyfus VIF-Quality Bond Portfolio--Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.
.. The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares Evergreen Investments
.. Evergreen VA Equity Index Fund
.. Evergreen VA Foundation Fund
.. Evergreen VA Global Leaders Fund
.. Evergreen VA Small Cap Value Fund
INVESCO Variable Investment Funds, Inc.
.. INVESCO VIF-Core Equity Fund
.. INVESCO VIF-Technology Fund
.. INVESCO VIF-Utilities Fund
MFS(R) Variable Insurance TrustSM
.. MFS(R) Emerging Growth Series
.. MFS(R) Investors Trust Series
.. MFS(R) Research Series
.. MFS(R) Total Return Series
Deutsche Asset Management VIT Funds
.. Scudder VIT EAFE(R) Equity Index Fund
.. Scudder VIT Small Cap Index Fund
Strong Variable Insurance Funds, Inc.
.. Strong Mid Cap Growth Fund II
Strong Opportunity Fund II, Inc.
.. Strong Opportunity Fund II
Franklin Templeton Variable Insurance Products Trust
.. Templeton Foreign Securities Fund--Class 2
(formerly Templeton International Securities Fund)
.. Templeton Global Asset Allocation Fund--Class 2
(formerly Templeton Asset Strategy Fund)


VARIABLE ANNUITY POLICIES:
 ARE NOT FDIC INSURED         ARE NOT BANK GUARANTEED            MAY LOSE VALUE

                                                                UI-503, Ed. 5-02

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary....................................................................   1
Summary.....................................................................   2
  The Policy................................................................   2
  Annuity Payments..........................................................   2
  Purchasing the Policy.....................................................   3
  Funding Choices...........................................................   3
  Charges and Deductions....................................................   3
  Taxes.....................................................................   9
  Surrender and Withdrawals.................................................   9
  Death Benefit.............................................................   9
  Other Information.........................................................   9
  Inquiries.................................................................  10
Titanium Annuity Variable Account...........................................  11
  The Portfolios............................................................  11
  Fund Management...........................................................  16
Fixed Account...............................................................  17
The Policy..................................................................  17
  State Variations..........................................................  17
  Issuance of a Policy......................................................  18
  Purchase Payments.........................................................  18
  Allocation of Purchase Payments...........................................  18
  Policy Value..............................................................  19
    Variable Account Value..................................................  19
    Fixed Account Value.....................................................  19
  Surrender and Withdrawals.................................................  20
    Withdrawals.............................................................  20
    Automatic Partial Withdrawals...........................................  20
    Surrender...............................................................  20
    Restrictions Under the Texas ORP........................................  21
    Restrictions Under Other Qualified Policies.............................  21
  Transfers.................................................................  21
  Dollar Cost Averaging.....................................................  22
  Automatic Asset Rebalancing...............................................  23
  Interest Sweep............................................................  23
  Death Benefit.............................................................  23
  Required Distributions....................................................  24
  "Free Look" Period........................................................  25
Charges and Deductions......................................................  25
  Withdrawal Charge.........................................................  25
  Waiver of Withdrawal Charges Rider........................................  26
  Annual Policy Maintenance Charge..........................................  27
  Administration Fee........................................................  27
  Mortality and Expense Risk Charge.........................................  27
  Transaction Charge........................................................  28
  Transfer Fee..............................................................  28
  Premium Taxes.............................................................  28
  Federal Taxes.............................................................  28

  Fund Expenses.............................................................  28
  Reduction in Charges for Certain Groups...................................  28
Annuity Payments............................................................  29
  Election of Annuity Payment Option........................................  29
  Annuity Benefit Date......................................................  29
  Annuity Payment Options...................................................  29
Distribution of the Policies................................................  31
Federal Tax Matters.........................................................  31
Historical Performance Data.................................................  35
Voting Rights...............................................................  35
United Investors Life Insurance Company.....................................  36
Published Ratings...........................................................  36
Legal Proceedings...........................................................  36
Financial Statements........................................................  37
Condensed Financial Information.............................................  37
Statement of Additional Information.........................................  39
Appendix A: State Variations................................................  41


--------------------------------------------------------------------------------

The policy is not available in all states. This prospectus is not an offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Annuitant.......    The annuitant is the individual whose life expectancy determines the size of annuity payments and whose actual lifetime may determine the duration of annuity payments.

Annuity Benefit
 Date...........    The date (or dates) on which annuity payments are to start.

Beneficiary.....    The beneficiary is the individual or individuals to whom the death benefit is paid if the owner (and any joint owner) dies before the annuity benefit date.

Business Day....    Each day that the New York Stock Exchange and our home office are open. Currently, the Friday after Thanksgiving and
                    December 24 (Christmas Eve day) are not business days. (The policy form uses the term "Valuation Date" to refer to business days.)

Joint Annuitant..   The joint annuitant, if any, is a second individual whose joint life expectancy with the annuitant determines the size of
                    annuity payments and whose actual lifetime with the annuitant may determine the duration of annuity payments.

Net Purchase
 Payment........    The purchase payment less any deduction for premium taxes.

Owner's Designated  The owner's designated beneficiary (a joint owner, if any, or
 Beneficiary....    the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.

Policy Year.....    A policy year is a year that starts on the policy's effective date or on a policy anniversary.

Surrender           The policy value less any withdrawal charges, the annual policy
 Value..........    maintenance charge, and applicable deductions for premium taxes.

We, us, our.....    We are United Investors Life Insurance Company.

You, your.......    You are the policy owner.

Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   This is a summary of some of the more important points that you should know and consider before purchasing the Titanium Investor Variable Annuity policy.

The Policy

   The Titanium Investor Variable Annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

   You may divide your Titanium Investor annuity policy value among the fixed account and thirty-one variable subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the thirty-one variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolio you select. You may lose money on investments in the variable subaccounts.

   Like most annuity policies, different rules apply to the Titanium Investor annuity policy before and after the annuity benefit date you select for your policy. Before the annuity benefit date, you may invest more money in your policy. After the annuity benefit date, we make one or more annuity payments. The amount of money you accumulate in your policy before the annuity benefit date has a major effect on the size of the payments we make after the annuity benefit date.

   This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

   There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Variable annuities provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Annuity Payments

   On the annuity benefit date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular subaccounts you select.

   You may choose among the following types of annuity payments:

1. Payments for the lifetime of an individual you select (the annuitant).

2. Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3. Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for various periods of between 5 years and 30 years.

   Other annuity payment options are available with our written consent.

Purchasing the Policy

   You can purchase a "qualified" policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200. As an exception, we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method for both qualified or non-qualified policies. You can make more investments of at least $100 each before the annuity benefit date (or your age 90 if earlier).

Funding Choices

   You may allocate each new investment (and your existing policy value) among 31 variable subaccounts which invest in the following mutual fund portfolios:

  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund--Series I Shares
  . AIM V.I. Core Equity Fund--Series I Shares
  . AIM V.I. Growth Fund--Series I Shares
  . AIM V.I. International Growth Fund--Series I Shares
  . AIM V.I. Premier Equity Fund--Series I Shares
  The Alger American Fund
  . Alger American Growth Portfolio--Class O Shares
  . Alger American Income & Growth Portfolio--Class O Shares
  . Alger American Leveraged AllCap Portfolio--Class O Shares
  . Alger American MidCap Growth Portfolio--Class O Shares
  . Alger American Small Capitalization Portfolio--Class O Shares
  Dreyfus Variable Investment Fund
  . Dreyfus VIF-Appreciation Portfolio--Initial Shares
  . Dreyfus VIF-Money Market Portfolio
  . Dreyfus VIF-Quality Bond Portfolio--Initial Shares
  The Dreyfus Socially Responsible Growth Fund, Inc.
  . The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares Evergreen Investments
  . Evergreen VA Equity Index Fund
  . Evergreen VA Foundation Fund
  . Evergreen VA Global Leaders Fund
  . Evergreen VA Small Cap Value Fund
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Core Equity Fund
  . INVESCO VIF-Technology Fund
  . INVESCO VIF-Utilities Fund
  MFS(R) Variable Insurance TrustSM
  . MFS(R) Emerging Growth Series
  . MFS(R) Investors Trust Series
  . MFS(R) Research Series
  . MFS(R) Total Return Series
  Deutsche Asset Management VIT Funds
  . Scudder VIT EAFE(R) Equity Index Fund
  . Scudder VIT Small Cap Index Fund
  Strong Variable Insurance Funds, Inc.
  . Strong Mid Cap Growth Fund II
  Strong Opportunity Fund II, Inc.
  . Strong Opportunity Fund II
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Foreign Securities Fund--Class 2
  . Templeton Global Asset Allocation Fund--Class 2
   In most states, you may also allocate purchase payments and your policy value to the fixed account. (See "Appendix A" for state variations). We guarantee your fixed account allocation will earn at least 3% interest per year.

Charges and Deductions

   We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

   We make two types of deductions from your policy value for certain administrative expenses. First, we deduct a flat charge of $35 a year from each policy. We will waive this charge if your policy value on the policy anniversary is at least $75,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable subaccount.

   If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 9% of purchase payments withdrawn that are less than two years old. It decreases in additional years since we received the purchase payment deemed to be withdrawn. There is no withdrawal charge on purchase payments ten or more years old at the time they are withdrawn.

   We also do not deduct a withdrawal charge on the free withdrawal amount. In the first policy year, the free withdrawal amount is equal to the larger of:

(a) 10% of all purchase payments received; or

(b) 100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made.

   After the first policy year, the free withdrawal amount is equal to the larger of:

(a) 10% of the policy value at the time of the withdrawal; or

(b) 100% of earnings.

   For each withdrawal in excess of 12 in any one policy year, we deduct a transaction charge of the lesser of $20 or 2% of the amount withdrawn.

   You may make up to 12 transfers between subaccounts and/or the fixed account each year without charge. For each transfer in excess of 12 in one policy year, we charge a fee of $25.

   We also deduct a daily charge from the variable subaccounts to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of assets.

   In addition, investment management fees, 12b-1 fees, and other expenses are deducted from each applicable portfolio.

   See the tables below and on the following page for a summary of these charges and deductions. (We may also deduct premium tax charges.)

Policy Owner Transaction Expenses:

   Maximum Transaction Charge (for each withdrawal in excess of 12 per policy year ).....................................................  $20.00

   Transfer Fee (for each transfer in excess of 12 per policy year)...  $25.00

  Maximum Withdrawal Charge (% of purchase payment being withdrawn):

                                  less
    Years Since Purchase Payment  than 1  1   2    3    4    5   6   7   8   9  10+
  ---------------------------------------------------------------------------------
    Charge                          9%     9% 8.5% 8.5% 8.5%  8%  7%  6%  4%  2% 0%


Annual Policy Maintenance Charge........................................ $35.00

Variable Account Annual Expenses

  Administration Charge.................................................   0.15%
  Mortality and Expense Risk Charge.....................................   1.25%
                                                                         ------
  Total Variable Account Annual Expenses ...............................   1.40%

                         Portfolio Annual Expenses(/1/)
                     (% of average net assets of portfolio)

                                                                                                            Total(/2/) Portfolio
                                                                                        Other(/2/) Expenses       Expenses
                                                        Management Fee(/2/) 12b-1           (after any        (after waiver or
  Portfolio                                             (after any waiver)  Fees          reimbursement)       reimbursement)
--------------------------------------------------------------------------------------------------------------------------------
  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund--Series I
    Shares                                                      0.61%       None                0.24%               0.85%
  . AIM V.I. Core Equity Fund--Series I Shares                  0.61%       None                0.21%               0.82%
  . AIM V.I. Growth Fund--Series I Shares                       0.62%       None                0.26%               0.88%
  . AIM V.I. International Growth Fund--Series I
    Shares                                                      0.73%       None                0.32%               1.05%
  . AIM V.I. Premier Equity Fund--Series I Shares               0.60%       None                0.25%               0.85%
--------------------------------------------------------------------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth Portfolio--Class O Shares             0.75%       None                0.06%               0.81%
  . Alger American Income & Growth Portfolio--Class
    O Shares                                                   0.625%       None               0.095%               0.72%
  . Alger American Leveraged AllCap Portfolio--Class
    O Shares                                                    0.85%       None                0.07%               0.92%
  . Alger American MidCap Growth Portfolio--Class O
    Shares                                                      0.80%       None                0.08%               0.88%
  . Alger American Small Capitalization Portfolio--
    Class O Shares                                              0.85%       None                0.07%               0.92%
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund
  . Dreyfus VIF--Appreciation Portfolio--Initial
    Shares                                                      0.75%       None                0.03%               0.78%
  . Dreyfus VIF--Money Market Portfolio                         0.50%       None                0.08%               0.58%
  . Dreyfus VIF--Quality Bond Portfolio--Initial
    Shares                                                      0.65%       None                0.10%               0.75%
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc.
  . The Dreyfus Socially Responsible Growth Fund,
    Inc.--Initial Shares                                        0.75%       None                0.03%               0.78%
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen Investments
  . Evergreen VA Equity Index Fund                              0.08%       None                0.22%               0.30%
  . Evergreen VA Foundation Fund                                0.75%       None                0.18%               0.93%
  . Evergreen VA Global Leaders Fund                            0.72%       None                0.28%               1.00%
  . Evergreen VA Small Cap Value Fund                           0.80%       None                0.20%               1.00%
--------------------------------------------------------------------------------------------------------------------------------
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF--Core Equity Fund(/3/)                          0.75%       None                0.34%               1.09%
  . INVESCO VIF--Technology Fund(/3/)                           0.75%       None                0.32%               1.07%
  . INVESCO VIF--Utilities Fund(/3/)                            0.60%       None                0.77%               1.37%
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Variable Insurance TrustSM(/4/)
  . MFS(R) Emerging Growth Series                               0.75%       None                0.12%               0.87%
  . MFS(R) Investors Trust Series                               0.75%       None                0.15%               0.90%
  . MFS(R) Research Series                                      0.75%       None                0.15%               0.90%
  . MFS(R) Total Return Series                                  0.75%       None                0.14%               0.89%
--------------------------------------------------------------------------------------------------------------------------------
  Deutsche Asset Management VIT Funds
  . Scudder VIT EAFE(R) Equity Index Fund(/5/)                  0.30%       None                0.35%               0.65%
  . Scudder VIT Small Cap Index Fund(/5/)                       0.17%       None                0.28%               0.45%
--------------------------------------------------------------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.
  . Strong Mid Cap Growth Fund II(/6/)                          0.75        None                0.45%               1.20%
--------------------------------------------------------------------------------------------------------------------------------
  Strong Opportunity Fund II, Inc.
  . Strong Opportunity Fund II(/7/)                             0.75%       None                0.35%               1.10%
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Foreign Securities Fund--Class 2(/8/)             0.68%       0.25%(/9/)          0.22%               1.15%
  . Templeton Global Asset Allocation  Fund--Class 2            0.61%       0.25%(/9/)          0.20%               1.06%

(/1/) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2001. Current or future expenses may be greater or less than those shown. See the underlying mutual funds' prospectus for more complete information.

(/2/) With respect to certain portfolios, the portfolio's investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Absent the waivers or reimbursements, the 2001 expenses of these portfolios would have been as indicated below:

                                                                           Total Portfolio
                                                           Other Expenses  Annual Expenses
                             Management Fee    12b-1        (before any   (before waiver or
  Portfolio                (before any waiver) Fees        reimbursement)  reimbursement)
-------------------------------------------------------------------------------------------
  Evergreen VA Equity
   Index Fund                     0.32%        None             0.22%           0.54%
  Evergreen VA Global
   Leaders Fund                   0.87%        None             0.28%           1.15%
  Evergreen VA Small Cap
   Value Fund                     0.87%        None             0.20%           1.07%
  INVESCO VIF--Utilities
   Fund                           0.60%        None             0.55%           1.15%
  Scudder VIT EAFE(R)
   Equity Index Fund              0.45%        None             0.35%           0.80%
  Scudder VIT Small Cap
   Index Fund                     0.35%        None             0.28%           0.63%
  Strong Mid Cap Growth
   Fund II                        0.75%        None             0.65%           1.40%
  Strong Opportunity Fund
   II                             0.75%        None             0.65%           1.40%
  Templeton Foreign
   Securities Fund--Class
   2(/8/)                         0.69%        0.25%(/9/)       0.22%           1.16%


(/3/) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(/4/) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had those fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

   0.86% for Emerging Growth Series
   0.89% for Investors Trust Series
   0.89% for Research Series
   0.88% for Total Return Series

(/5/) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(/6/)As compensation for its advisory services, the fund pays Strong Capital Management, Inc. ("Strong") a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

(/7/) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders. A cap on total annual fund operating expenses lowers the fund's overall expense ratio and increases the fund's return to investors.

(/8/) Templeton Investment Counsel, LLC had agreed in advance to make an estimated reduction of 0.01% of its management fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual Fund operating expenses would be 1.16%.

(/9/) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

   Examples. The following tables give examples of expenses you might pay on a $1,000 investment, assuming a 5% annual return on assets.

   If you surrender your policy at the end of the applicable time period, you would pay the following expenses:

                                                          1     3     5    10
  Portfolio                                              Year Years Years Years
-------------------------------------------------------------------------------
  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund--Series I Shares  $113 $156  $203  $263
  . AIM V.I. Core Equity Fund--Series I Shares           $112 $155  $201  $260
  . AIM V.I. Growth Fund--Series I Shares                $113 $157  $204  $266
  . AIM V.I. International Growth Fund--Series I Shares  $115 $162  $213  $283
  . AIM V.I. Premier Equity Fund--Series I Shares        $113 $156  $203  $263
-------------------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth Portfolio--Class O Shares      $112 $155  $201  $259
  . Alger American Income & Growth Portfolio--Class O
  Shares                                                 $111 $152  $196  $250
  . Alger American Leveraged AllCap Portfolio--Class O
  Shares                                                 $113 $158  $206  $270
  . Alger American MidCap Growth Portfolio--Class O
  Shares                                                 $113 $157  $204  $266
  . Alger American Small Capitalization Portfolio--
  Class O Shares                                         $113 $158  $206  $270
-------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund
  . Dreyfus VIF-Appreciation Portfolio--Initial Shares   $112 $154  $199  $256
  . Dreyfus VIF-Money Market Portfolio                   $110 $148  $189  $235
  . Dreyfus VIF-Quality Bond Portfolio--Initial Shares   $112 $153  $198  $253
-------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc.
  . The Dreyfus Socially Responsible Growth Fund,
  Inc.--Initial Shares                                   $112 $154  $199  $256
-------------------------------------------------------------------------------
  Evergreen Investments
  . Evergreen VA Equity Index Fund                       $107 $140  $175  $206
  . Evergreen VA Foundation Fund                         $113 $159  $207  $271
  . Evergreen VA Global Leaders Fund                     $114 $161  $210  $278
  . Evergreen VA Small Cap Value Fund                    $114 $161  $210  $278
-------------------------------------------------------------------------------
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Core Equity Fund                         $115 $164  $215  $287
  . INVESCO VIF-Technology Fund                          $115 $163  $214  $285
  . INVESCO VIF-Utilities Fund                           $118 $172  $229  $314
-------------------------------------------------------------------------------
  MFS(R) Variable Insurance Trust/SM/
  . MFS(R) Emerging Growth Series                        $113 $157  $204  $265
  . MFS(R) Investors Trust Series                        $113 $158  $205  $268
  . MFS(R) Research Series                               $113 $158  $205  $268
  . MFS(R) Total Return Series                           $113 $158  $205  $267
-------------------------------------------------------------------------------
  Deutsche Asset Management VIT Funds
  . Scudder VIT EAFE(R) Equity Index Fund                $111 $150  $193  $242
  . Scudder VIT Small Cap Index Fund                     $109 $144  $182  $222
-------------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.
  . Strong MidCap Growth Fund II                         $116 $167  $220  $298
-------------------------------------------------------------------------------
  Strong Opportunity Fund II, Inc.
  . Strong Opportunity Fund II                           $115 $164  $215  $288
-------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Foreign Securities Fund--Class 2           $116 $165  $218  $293
  . Templeton Global Asset Allocation Fund--Class 2      $115 $163  $213  $284

   If you do not surrender or you annuitize your policy at the end of the applicable time period, you would pay the following expenses:

                                                          1     3     5    10
  Portfolio                                              Year Years Years Years
-------------------------------------------------------------------------------
  AIM Variable Insurance Funds
  . AIM V.I. Capital Appreciation Fund--Series I Shares  $23   $71  $123  $263
  . AIM V.I. Core Equity Fund--Series I Shares           $22   $70  $121  $260
  . AIM V.I. Growth Fund--Series I Shares                $23   $72  $124  $266
  . AIM V.I. International Growth Fund--Series I Shares  $25   $77  $133  $283
  . AIM V.I. Premier Equity Fund--Series I Shares        $23   $71  $123  $263
-------------------------------------------------------------------------------
  The Alger American Fund
  . Alger American Growth Portfolio--Class O Shares      $22   $70  $121  $259
  . Alger American Income & Growth Portfolio--Class O
  Shares                                                 $21   $67  $116  $250
  . Alger American Leveraged AllCap Portfolio--Class O
  Shares                                                 $23   $73  $126  $270
  . Alger American MidCap Growth Portfolio--Class O
  Shares                                                 $23   $72  $124  $266
  . Alger American Small Capitalization Portfolio--
  Class O Shares                                         $23   $73  $126  $270
-------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund
  . Dreyfus VIF-Appreciation Portfolio--Initial Shares   $22   $69  $119  $256
  . Dreyfus VIF-Money Market Portfolio                   $20   $63  $109  $235
  . Dreyfus VIF-Quality Bond Portfolio--Initial Shares   $22   $68  $118  $253
-------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc.
  . The Dreyfus Socially Responsible Growth Fund,
  Inc.--Initial Shares                                   $22   $69  $119  $256
-------------------------------------------------------------------------------
  Evergreen Investments
  . Evergreen VA Equity Index Fund                       $17   $55  $ 95  $206
  . Evergreen VA Foundation Fund                         $23   $74  $127  $271
  . Evergreen VA Global Leaders Fund                     $24   $76  $130  $278
  . Evergreen VA Small Cap Value Fund                    $24   $76  $130  $278
-------------------------------------------------------------------------------
  INVESCO Variable Investment Funds, Inc.
  . INVESCO VIF-Core Equity Fund                         $25   $79  $135  $287
  . INVESCO VIF-Technology Fund                          $25   $78  $134  $285
  . INVESCO VIF-Utilities Fund                           $28   $87  $149  $314
-------------------------------------------------------------------------------
  MFS(R) Variable Insurance Trust/SM/
  . MFS(R) Emerging Growth Series                        $23   $72  $124  $265
  . MFS(R) Investors Trust Series                        $23   $73  $125  $268
  . MFS(R) Research Series                               $23   $73  $125  $268
  . MFS(R) Total Return Series                           $23   $73  $125  $267
-------------------------------------------------------------------------------
  Deutsche Asset Management VIT Funds
  . Scudder VIT EAFE(R) Equity Index Fund                $21   $65  $113  $242
  . Scudder VIT Small Cap Index Fund                     $19   $59  $102  $222
-------------------------------------------------------------------------------
  Strong Variable Insurance Funds, Inc.
  . Strong MidCap Growth Fund II                         $26   $82  $140  $298
-------------------------------------------------------------------------------
  Strong Opportunity Fund II, Inc.
  . Strong Opportunity Fund II                           $25   $79  $135  $288
-------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
  . Templeton Foreign Securities Fund--Class 2           $26   $80  $138  $293
  . Templeton Global Asset Allocation Fund--Class 2      $25   $78  $133  $284

   The purpose of these tables is to assist you in understanding the various costs and expenses that you will bear, directly and indirectly. These tables reflect the expenses of the variable account and the underlying mutual fund portfolios. These examples reflect the $35 annual policy maintenance charge as a deduction of $1.00 annually, based on an anticipated average initial purchase payment of $35,000. These examples do not reflect any premium tax charges. These examples assume that any fee waivers or expense reimbursements for the portfolios will continue for the periods shown.

   These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

   You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy, taxable earnings (if any) are considered to be paid out first, followed by your investment in the policy.

   You are generally required to pay taxes on all amounts withdrawn from a qualified policy because in most cases purchase payments were made with before-tax dollars. You are not required to pay taxes on distributions of purchase payments made with after-tax dollars.

   Distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age
59 1/2.

Surrender and Withdrawals

   You may surrender the policy before the annuity benefit date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, and any premium tax charge.

   You may make a withdrawal of cash from your surrender value. The withdrawal must be at least $250, and the policy value remaining after the withdrawal must be at least $2,000. If the policy value remaining is less than $2,000, we will treat the request for withdrawal as a request for complete surrender of the policy.

   Surrenders and withdrawals may be taxable, and if taken before age 59 1/2 then a 10% tax penalty may apply. Surrenders and withdrawals from a qualified policy may be severely restricted or prohibited.

   You cannot surrender the policy or make a withdrawal after the annuity benefit date.

Death Benefit

   The policy provides a death benefit if any policy owner dies before the annuity benefit date. We will pay the death benefit in a lump sum or as a series of annuity payments, as permitted under applicable law.

   The death benefit is the greatest of:

(a) the total purchase payments you have invested in the policy (reduced for any withdrawals you have made and withdrawal charges); or

(b) your policy value at the time the death benefit is paid; or

(c) the highest of your policy value on the fifth anniversary date, and every fifth anniversary thereafter prior to the policy owner's or any joint owner's 80th birthday (or the annuitant's 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, reduced for any withdrawals you have made, and withdrawal charges you have incurred since then.

Other Information

   Free Look: You may cancel the policy by returning it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally refund your policy value plus any contract fees and other charges paid. In some states we will refund the full amount of your purchase payments instead. (The "free look" period may be longer in some states.)

   Automatic Partial Withdrawals: You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. Automatic partial withdrawals cannot exceed the free withdrawal amount in any one policy year.

Automatic partial withdrawals are not subject to the $250 minimum amount, or to the transaction charge for more than 12 withdrawals in any one policy year. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

   Waiver of Withdrawal Charges Rider: If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if you (1) become confined in a qualified nursing home, qualified hospital, or qualified hospice care program; (2) become totally disabled; or
(3) are diagnosed with a terminal illness. (See "Appendix A" for state variations.)

   Transfers: Before the annuity benefit date, you (or your registered representative if written authorization is on file) may transfer all or part of your policy value among the 32 funding choices. However, you may transfer out of the fixed account only once a policy year (except dollar cost averaging, automatic asset rebalancing or interest sweep transfers). Other restrictions may apply, especially to fixed account transfers.

   After the annuity benefit date, the annuitant may reallocate the annuity interest among the variable subaccounts or from the variable subaccounts to the fixed account once each policy year. However, after the annuity benefit date, transfers from the fixed account to the variable subaccounts are not permitted.

   Dollar Cost Averaging: Before the annuity benefit date, you may have automatic transfers of a pre-determined amount made from the fixed account or the money market variable subaccount to any of the other variable subaccounts. Certain minimums and other restrictions apply.

   Automatic Asset Rebalancing: Before the annuity benefit date, this option allows you to have automatic transfers occur at selected intervals to rebalance your policy value according to your current premium allocation instructions. Certain minimums and other restrictions apply.

   Interest Sweep: This option allows you to transfer interest earned on the fixed account to any combination of the thirty-one variable subaccounts. Certain minimums and other restrictions apply.

   Tax-Free "Section 1035" Exchanges: You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there will be a new surrender charge period for this annuity, other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

   Financial Information: Condensed financial information for the variable subaccounts begins at page 37 of this prospectus. Our financial statements and those for the variable account are in the Statement of Additional Information.

   State Variations: Certain provisions of the policy may be different from the general description in this prospectus. See "Appendix A" for a description of some of these variations.

Inquiries

   If you have questions about your policy or need to make changes, contact your registered representative who sold you the policy, or contact us at our home office:

   United Investors Life Insurance Company
   Variable Products Division
   2001 Third Avenue South (35233)
   P.O. Box 12101
   Birmingham, Alabama 35202-2101
   Telephone: 1-800-999-0317
--------------------------------------------------------------------------------
   NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should carefully read this entire prospectus and the prospectus of the portfolios which accompany this prospectus before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See "Federal Tax Matters.")

                       Titanium Annuity Variable Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The variable subaccounts are divisions of the Titanium Annuity Variable Account (the "Variable Account"). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 31 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses, whether or not realized, arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

   The assets in the Variable Account are our property. However, the assets allocated to the variable subaccounts under the policy attributable to the cash values of the policies are not chargeable with liabilities arising out of any other business that we may conduct.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). It meets the definition of a "separate account" under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

The Portfolios

   Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio.

   The investment objectives and policies of each mutual fund portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the prospectuses of the portfolios which accompany this prospectus.

   The following 31 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account:

  Portfolio                Investment Objectives and Certain Policies
----------------------------------------------------------------------------------------------
  AIM V.I. Capital         Seeks growth of capital. Invests principally in common stock of
  Appreciation Fund        companies believed to be likely to benefit from new or innovative
  (Series I Shares)        products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.
----------------------------------------------------------------------------------------------
  AIM V.I. Core Equity     Seeks growth of capital with a secondary objective of current
  Fund* (Series I Shares)  income. Invests at least 80% of its net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that have potential for above-
                           average growth in earnings and dividends.
----------------------------------------------------------------------------------------------
  AIM V.I.                 Seeks growth of capital. Invests principally in seasoned and better
  Growth Fund (Series I    capitalized companies considered to have strong earnings momentum.
  Shares)
----------------------------------------------------------------------------------------------
  AIM V.I.                 Seeks long-term growth of capital. Invests in a diversified
  International            portfolio of international equity securities whose issuers are
  Growth Fund* (Series I   considered to have strong earnings momentum. The fund intends to
  Shares)                  invest at least 70% of its total assets in marketable equity securities of foreign companies, emphasizing investment in companies in the developed countries of Western Europe and the
                           Pacific Basin.

  Portfolio                Investment Objectives and Certain Policies
----------------------------------------------------------------------------------------------
  AIM V.I.                 Seeks long-term growth of capital. Income is a secondary objective.
  Premier Equity Fund*     Invests normally, at least 80% of its net assets in equity
  (Series I Shares)        securities, including convertible securities. The portfolio managers focus on undervalued equity securities.
----------------------------------------------------------------------------------------------
  Alger American           Seeks long-term capital appreciation. It focuses on growing
  Growth Portfolio--Class  companies that generally have broad product lines, markets,
  O Shares                 financial resources and depth of management. Under normal
                           circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.
----------------------------------------------------------------------------------------------
  Alger American           Primarily seeks to provide a high level of dividend income; its
  Income &                 secondary goal is to provide capital appreciation. The portfolio
  Growth Portfolio--Class  invests in dividend paying equity securities, such as common or
  O Shares                 preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.
----------------------------------------------------------------------------------------------
  Alger American           Seeks long-term capital appreciation. Under normal circumstances,
  Leveraged AllCap         the portfolio invests in the equity securities of companies of any
  Portfolio--Class O       size which demonstrate promising growth potential. The portfolio
  Shares                   can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
----------------------------------------------------------------------------------------------
  Alger American           Seeks long-term capital appreciation. It focuses on mid-size
  MidCap Growth            companies with promising growth potential. Under normal
  Portfolio--Class O       circumstances, the portfolio invests primarily in the equity
  Shares                   securities of companies having a market capitalization within the range of companies in the S&P(R) MidCap 400 Index.
----------------------------------------------------------------------------------------------
  Alger American           Seeks long-term capital appreciation. It focuses on small, fast-
  Small                    growing companies that offer innovative products, services or
  Capitalization           technologies to a rapidly expanding marketplace. Under normal
  Portfolio--Class O       circumstances, the portfolio invests primarily in the equity
  Shares                   securities of small capitalization companies. A small
                           capitalization company is one that has a market capitalization within the range of the Russell 2000(R) Growth Index or the S&P(R)
                           SmallCap 600 Index.
----------------------------------------------------------------------------------------------
  Dreyfus VIF-             Seeks long-term capital growth consistent with the preservation of
  Appreciation             capital; current income is a secondary goal. The portfolio invests
  Portfolio--Initial       in common stocks focusing on 'blue chip' companies with total
  Shares                   market values of more than $5 billion at the time of purchase.
----------------------------------------------------------------------------------------------
  Dreyfus VIF-Money        Seeks as high a level of current income as is consistent with the
  Market Portfolio         preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities.
----------------------------------------------------------------------------------------------
  Dreyfus VIF-Quality      Seeks to maximize current income as is consistent with the
  Bond Portfolio--Initial  preservation of capital and the maintenance of liquidity. The
  Shares                   portfolio invests at least 80% of net assets in bonds that, when purchased, are rated A or better, or are at the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

  Portfolio            Investment Objectives and Certain Policies
------------------------------------------------------------------------------------------
  Dreyfus Socially     Seeks to provide capital growth, with current income as a secondary
  Responsible          goal. To pursue these goals, the fund normally invests at least 80%
  Growth Fund, Inc.--  of its assets in the common stock of companies that Dreyfus
  Initial Shares       believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks investment results that achieve price and yield performance
  Equity Index Fund    similar to the Standard and Poor's 500 Price Index (S&P 500 Index).
                       The fund's investment advisor uses a passive management approach and purchases all or a representative composite of the stocks comprising the S&P 500 Index which is an un-managed index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks capital growth and current income. The fund invests
  Foundation Fund      principally in a combination of equity and debt securities. Common stocks are selected on potential for capital growth. Fixed income securities are selected based on investment advisor's projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital growth.
                       Under normal circumstances, the fund anticipates that at least 25%
                       of its net assets will consist of fixed income securities.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks to provide investors with long-term capital growth. The fund
  Global Leaders       normally invests at least 65% of its assets in a diversified
  Fund                 portfolio of companies located in the world's major industrialized countries. The fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25%
                       of its assets in one country. The fund invests in the best 100 companies which are selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.
------------------------------------------------------------------------------------------
  Evergreen VA         Seeks capital growth in the value of its shares. The fund invests
  Small Cap Value      primarily in common stocks of small companies (i.e., companies
  Fund                 whose market capitalizations fall within the range tracked by the
                       Russell 2000(R) Index, at the time of purchase). The fund seeks to limit the investment risk of small company investing by seeking stocks that trade below what the manager considers their intrinsic value. The fund looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.
------------------------------------------------------------------------------------------
  INVESCO VIF-         The Fund normally invests at least 65% (80% effective July 31,
  Core Equity Fund**   2002) of its assets in common stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American
                       Depository Receipts (ADRs). The Fund will normally invest up to 5%
                       of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

  Portfolio               Investment Objectives and Certain Policies
----------------------------------------------------------------------------------------------
  INVESCO VIF-            Seeks capital appreciation and invests in strong growth companies
  Technology Fund         engaged in various technology-related industries. These include, but are not limited to, applied technology, biotechnology,
                          communications, computers, electronics, internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure and networking. The fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a fund share may rise or fall rapidly.
----------------------------------------------------------------------------------------------
  INVESCO VIF-            Seeks capital appreciation and income through investments in
  Utilities Fund          companies that produce, generate, transmit or distribute natural gas or electricity, and in companies that provide telecommunication services including local, long distance and wireless, and excluding broadcasting. In general, the fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.
----------------------------------------------------------------------------------------------
  MFS(R) Emerging         Seeks to provide long-term growth of capital. The series normally
  Growth Series           invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.
----------------------------------------------------------------------------------------------
  MFS(R) Investors Trust  Seeks mainly to provide long-term growth of capital and secondarily
  Series                  to provide reasonable current income. The series normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series generally focuses on companies with larger market capitalizations that are believed to have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.
----------------------------------------------------------------------------------------------
  MFS(R) Research         Seeks to provide long-term growth of capital and future income. The
  Series                  series normally invests at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management.
----------------------------------------------------------------------------------------------
  MFS(R) Total            Seeks mainly to provide above-average income (compared to a
  Return Series           portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a "balanced fund" and invests in a combination of equity and fixed income securities.
----------------------------------------------------------------------------------------------
  Scudder VIT             Seeks to replicate as closely as possible, before expenses, the
  EAFE(R) Equity          performance of the Morgan Stanley Capital International (MSCI)
  Index Fund***           EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. EAFE(R) is a trademark and the exclusive property of MCSI, and has been licensed for use by the
                          Fund's investment advisor.
----------------------------------------------------------------------------------------------
  Scudder VIT             Seeks to replicate as closely as possible, before expenses, the
  Small Cap Index         performance of the Russell 2000(R) Small Stock Index which
  Fund***                 emphasizes stocks of small U. S. companies. Russell 2000(R) is a trademark of the Frank Russell Company and has been licensed for use by the fund's investment advisor.

  Portfolio               Investment Objectives and Certain Policies
---------------------------------------------------------------------------------------------
  Strong Mid Cap          The Mid-Cap Growth Fund II invests, under normal conditions, at
  Growth Fund II          least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines
                          "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the
                          Russell Midcap Index at the time of investment.
---------------------------------------------------------------------------------------------
  Strong Opportunity      The Opportunity Fund II invests, under normal conditions, primarily
  Fund II                 in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager bases the analysis on a company's "private market value"--the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.
---------------------------------------------------------------------------------------------
  Templeton               Seeks long-term capital growth. Under normal market conditions, the
  Foreign                 Fund invests at least 80% of its total net assets in foreign
  Securities Fund--Class  securities, including emerging markets.
  2****
---------------------------------------------------------------------------------------------
  Templeton Global Asset  Seeks high total return. Under normal market conditions, the Fund
  Allocation Fund--Class  invests in equity securities of companies in any country, debt
  2****                   securities of companies and governments of any country and in money market instruments. The mix of investments will be adjusted to seek to capitalize on total return potential produced by changing economic conditions throughout the world.

*Effective May 1, 2002, the following Funds' name changed from AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.

** Effective May 1, 2002, the INVESCO VIF-Equity Income Fund changed its name to INVESCO VIF-Core Equity Fund. The objective of the fund also changed.

*** Effective May 1, 2002, Deutsche VIT EAFE(R) Equity Index changed its name to Scudder VIT EAFE(R) Equity Index Fund and Deutsche VIT Small Cap Index Fund changed its name to Scudder VIT Small Cap Index Fund.

**** Effective May 1, 2002, the Templeton Asset Strategy Fund changed its name to Templeton Global Asset Allocation Fund and the Templeton International Securities Fund changed its name to Templeton Foreign Securities Fund.

   We may add new portfolios, delete any of the current portfolios, or substitute new portfolios for the current ones. See the Statement of Additional Information.

   Each mutual fund portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

   These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager and the same investment objectives and policies, and a very similar name.

   We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisors. The amount we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios. Currently, these payments or revenues range from 0.15% to 0.25% of our investment in the portfolios.

Fund Management

   AIM Variable Insurance Funds. A I M Advisors, Inc. ("AIM") has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 150 investment portfolios encompassing a broad range of investment objectives.

   Alger American Fund. Since 1964, Fred Alger Management, Inc. has provided superior investment management services and has remained constant to a philosophy of investing in America's rapidly growing companies. The firm specializes in growth equity management, emphasizing intensive research and individual security selection.

   Deutsche Asset Management, Inc. Deutsche Asset Management, Inc. (DAMI) is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Asset Management, Inc. (DAMI). DAMI presence in all of the major investment markets gives our clients a truly global network and product range. DAMI manages U.S., international, emerging markets, fixed income and is a known leader in index strategies.

   Dreyfus Variable Investment Fund. The Dreyfus Corporation is the investment advisor of Dreyfus Variable Investment Fund and provides investment advisory services to its portfolios. Fayez Sarofim & Co. is the sub-investment advisor of the Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management.

   The Dreyfus Socially Responsible Growth Fund, Inc. The Dreyfus Corporation is the investment advisor to this fund. The sub-advisor is NCM Capital Management Group, Inc.

   Evergreen Investments. Evergreen Investment Management Company, LLC and its affiliates are the advisors to the Evergreen Funds. Since 1932, Evergreen Funds has offered investment products and services, which seek to flourish in all seasons, under all market conditions, in order to help investors manage wealth and manage risk. With over $214 billion under management and over 3.3 million accounts, Evergreen is committed to providing our shareholders with the highest quality products and services.

   INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. is the investment advisor of the INVESCO Variable Investment Funds, Inc. and provides investment advisory services to its portfolios.

   MFS(R) Variable Insurance TrustSM. Massachusetts Financial Services Company ("MFS") is the investment advisor of MFS Variable Insurance Trust and provides investment advisory services to its portfolios.

   Strong Variable Insurance Funds, Inc. Strong Capital Management, Inc. is the investment advisor of the Strong Variable Insurance Funds, Inc. and provides investment advisory services to its portfolios.

   Strong Opportunity Fund II, Inc. Strong Capital Management, Inc. is the investment advisor of the Strong Opportunity Fund II, Inc. and provides investment advisory services to its portfolios.

   Franklin Templeton Investments. Templeton Investment Counsel, LLC is the investment advisor of Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund.

Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the "fixed account." It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

   The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 3% per year to investment amounts allocated to the fixed account. We may credit interest at a rate in excess of 3% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 3% per year. The fixed account is not available in all states. (See "Appendix A.")

   As the policy owner, you determine the allocation of policy value to the fixed account. Before the annuity benefit date, you may transfer all or part of the values held in the fixed account to one or more of the variable subaccounts once per policy year. This restriction will not apply to automatic transfers from the fixed account in the dollar cost averaging, interest sweep, or automatic asset rebalancing options. After the annuity benefit date, transfers out of the fixed account are not allowed. After the annuity benefit date, values in the variable subaccounts may be transferred to the fixed account only once per policy year. (See "Transfers.")

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

State Variations

   Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. Some of these variations are noted in "Appendix A" to this prospectus. See your registered representative or contact our home office for additional information that may be applicable to your state.

Issuance of a Policy

   If you wish to purchase a policy, you must complete an application and send it to our home office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial net purchase payment will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment. If the initial net purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you let us hold it and apply it as soon as the remaining application requirements are met. (The net purchase payment is your purchase payment less any charge for premium taxes).

   There may be delays in our receipt of applications that are outside of our control because of the failure of the registered representative who sold you the policy to forward the application to us promptly, or because of delays in determining that the policy is suitable for you. Any such delays will affect when your policy can be issued and when your purchase payment is allocated among the variable subaccounts and the fixed account.

   Both you (the policy owner) and the annuitant (if different) must be 90 years old or less when you purchase a policy.

   The policy will only become effective when we accept your application.

Purchase Payments

   The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. As an exception, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year. Additional purchase payments may be in amounts of $100 or more.

   If you make no purchase payments during a 24-month period and your previous purchase payments total less than $2,000, we have the right to cancel your policy by paying you the policy value in a lump sum, after a 30-day notice, unless during that time you make an additional purchase payment.

   No additional purchase payments may be made after the annuity benefit date, or on or after the policy anniversary following the owner's or any joint owner's 90th birthday (or the annuitant's 90th birthday if the owner is not a natural person).

Allocation of Purchase Payments

   You determine in the application how the initial net purchase payment will be allocated among the variable subaccounts and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

   On your policy's effective date, the initial net purchase payment will be allocated among the variable subaccounts and the fixed account according to your allocation instructions.

   If we receive an additional purchase payment, we will allocate the net purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide. You can change the allocation percentages at any time by sending satisfactory written instructions to our home office, or you or your registered representative may make telephone requests (if we have your written authorization for telephone requests on file).

   Your policy value will vary with the investment performance of the variable subaccounts you select. You bear the entire risk for amounts allocated to the variable subaccounts. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

   Your policy value prior to the annuity benefit date is equal to:

  (a) your variable account value; plus

  (b) your fixed account value.

   Variable Account Value. Your variable account value is not guaranteed. It equals the sum of the values of the variable subaccounts under the policy. The variable account value will reflect both the positive and negative investment performance of the variable subaccounts chosen by you in the policy application. The value of each variable subaccount is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange or United Investors' home office is closed.

   On your policy's effective date, your variable account value is equal to the portion of the initial net purchase payment allocated to the variable subaccounts. On any business day thereafter, the value of each variable subaccount under your policy equals:

  (a) the value of the subaccount on the preceding business day multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

  (b) the amount of any net purchase payments allocated to the subaccount during the current business day; plus

  (c) the amount of any transfers from other subaccounts or from the fixed account to the subaccount during the current business day; minus

  (d) the amount of any withdrawals (including any withdrawal charge or transaction charge) from the subaccount during the current business day; minus

  (e) the amount of any transfers (including any transfer charge) to other subaccounts or to the fixed account from the subaccount during the current business day; minus

  (f) the portion of the annual contract maintenance charge allocated to the subaccount during current business day; minus

  (g) the portion of any deduction for premium taxes allocated to the subaccount during the current business day.

   Deductions (f) and (g) will be made from each subaccount in the same proportion that the value of the subaccount bears to your entire policy value. Purchase payments, transfers, and withdrawals are processed at the values next calculated after receipt of the request in good order.

   Fixed Account Value. At the end of any business day, your fixed account value is equal to:

  (a) the fixed account value at the end of the previous business day; plus

  (b) the sum of all net purchase payments allocated to the fixed account during the current business day; plus

  (c) any amounts transferred into the fixed account during the current business day; plus

  (d) total interest credited during the current business day; less

  (e) any amounts transferred out of the fixed account (including any transfer charge) during the current business day; less

  (f) the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account during the current business day; less

  (g) the portion of the annual contract maintenance charge and premium taxes allocated to the fixed account during the current business day.

The annual contract maintenance charge will only be deducted from the fixed account to the extent that interest has been credited in excess of the guaranteed interest rate of 3% during the preceding policy year.

Surrender and Withdrawals

   Withdrawals. You may make a withdrawal from your surrender value prior to the annuity benefit date. You must send a written request to our home office in a form acceptable to us. A withdrawal must be for at least $250 (except for automatic partial withdrawals), and your remaining policy value must be at least $2,000 after a withdrawal. If your policy value would be less than $2,000, we will treat the request for a withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 3% per year.

   The surrender value is the policy value less any withdrawal charge, annual contract maintenance charge, and premium tax deduction.

   You can specify that the withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

   You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year (except for automatic partial withdrawals). Also, withdrawal charges of up to 9% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See "Withdrawal Charge" and "Transaction Charge.") Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the annuity benefit date.

   Withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters.")

   Automatic Partial Withdrawals. You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the annuity benefit date. They are not subject to the $250 minimum, and the $20 transaction charge does not apply. Withdrawals will continue until your policy value is exhausted, unless you stop them earlier by submitting a written request.

   Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

   Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See "Federal Tax Matters.")

   Surrender. You may surrender your policy for its surrender value, by sending a written request to our home office. (The withdrawal charge, described below, is only applicable if a surrender occurs in the first ten years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive your written request for surrender. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. (See "Federal Tax Matters.") No surrender may be made after the annuity benefit date.

   Restrictions Under the Texas ORP. The Texas Educational Code does not permit participants in the Texas Optional Retirement Program ("ORP") to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

  (a) termination of employment in the Texas public institutions of higher education;

  (b) retirement; or

  (c) death.

Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

   Restrictions Under Other Qualified Policies. Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

   Transfers of Policy Value. You may transfer all or part of your variable account value out of a variable subaccount (to one or more of the other variable subaccounts or to the fixed account) at any time before the annuity benefit date.

   Each transfer must be for at least $100, and the value remaining in the subaccount or fixed account after the transfer must be at least $100 (if it would be less, we will transfer the entire amount out of that subaccount or fixed account).

   You may make 12 transfers in a policy year free of charge. For each transfer in excess of 12 in a single policy year we deduct a $25 transfer fee from your policy value. Transferring from one variable subaccount into two or more other variable subaccounts counts as one transfer request. However, transferring from two variable subaccounts into one variable subaccount counts as two transfer requests. Transfers from the fixed account are counted in the same manner. If a transfer is made out of the fixed account, we reserve the right to prohibit transfers into the fixed account for six months from the transfer date.

   You may transfer all or a part of your fixed account value to one or more of the variable subaccounts once per policy year before the annuity benefit date. In addition, each policy year we reserve the right to limit any amount transferred from the fixed account to a variable subaccount to the greater of:

  (a) 25% of the prior policy anniversary's fixed account value; or

  (b) the amount of the prior policy year's transfer.

   These restrictions on transfers out of the fixed account do not apply to transfers for dollar cost averaging, automatic asset rebalancing, or automatic interest sweeps. (See "Dollar Cost Averaging," "Automatic Asset Rebalancing," and "Interest Sweep.") In addition, transfers under these programs do not count against the twelve free transfers per year.

   Transfers of Annuity Units. After the annuity benefit date, the annuitant may transfer annuity units among the variable subaccounts or from the variable subaccounts to the fixed account, once per policy year. These transfers will be made as of the date the next annuity payment is made. Transfers from the fixed account to the variable subaccounts are not allowed after the annuity benefit date.

   Transfer Procedures. Transfers may be made by a written request to our home office, or you or your registered representative may call us if a written authorization for telephone transfers is on file. A transfer will take effect on the date we receive the request at our home office if it is received by 4:00 p.m. Eastern Time; otherwise it will take effect on the following business day. We may, however, defer transfers under the same conditions that we may delay paying proceeds. (See the Statement of Additional Information for details.) We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

   If we allow telephone requests, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. Telephone requests may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. There are risks associated with telephone transactions that don't occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests.

   The policies are first and foremost annuity policies, designed primarily for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or purchase payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected, or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege. We also reserve the right to require that all transfer requests be made by the owner personally, and not by the registered representative or by any other third party holding a power of attorney. In addition, we can require that each transfer request be made by a separate communication, and we can require that a transfer be submitted in writing and manually signed by the owner.

Dollar Cost Averaging

   The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account (where available) or the money market variable subaccount to any of the other variable subaccounts on a periodic basis prior to the annuity benefit date. The amount transferred may be (1) a specified dollar amount from each account, (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

   The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made into more than one variable subaccount, a minimum of $25 must be transferred into each variable subaccount selected.

   The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar cost averaging does not assure a profit or protect against a loss.

   You may elect to participate in the dollar cost averaging program at any time by sending a written request to our home office. Once elected, dollar cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering the dollar cost averaging program at any time and for any reason.

Automatic Asset Rebalancing

   Before the annuity benefit date, this option allows you to set up transfers to occur at selected intervals that will match your policy value allocation between investment options to your pre-selected premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month, either quarterly, semi-annually or annually. If you select the dollar cost averaging or interest sweep program, you may not participate in the automatic asset rebalancing program.

   Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your registered representative have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

   You may elect to participate in the automatic rebalancing program at any time by sending a written request to our home office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Interest Sweep

   Before the annuity benefit date, you may request that interest earned on amounts allocated to the fixed account (where available) be transferred to any combination of variable subaccounts. You specify the subaccounts, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each month to make the transfers (1st--28th). We will make all interest sweep transfers on the day you specify or on the next business day (if the day you have specified is not a business day).

   You may elect to participate in the interest sweep program at any time by sending a written request to our home office. Once elected, interest sweep remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for interest sweep. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year discussed in "Transfers" above, nor is it included in determining the limitation on amounts transferred from the fixed account.

Death Benefit

   The policy pays a death benefit to the beneficiary named in the policy if the owner (or any joint owner) dies before the annuity benefit date while the policy is in force. The death benefit is the greatest of:

  (a) the policy value;

  (b) the total purchase payments made, adjusted for any amounts withdrawn and any withdrawal charges; or

  (c) the highest of the policy values on the fifth anniversary, and every fifth anniversary thereafter prior to the policy anniversary following the owner's or any joint owner's 80th birthday (or the annuitant's 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, adjusted for any withdrawals you have made, and withdrawal charges you have incurred since then.

   Adjustments for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. This could be more than the dollar amount withdrawn. The death benefit under (c) above will not increase on or after the policy anniversary following the owner's, or any joint owner's, 80th birthday, (or the annuitant's 80th birthday if the owner is not a natural person).

   Upon receiving due proof of death, we will pay the death benefit proceeds to the beneficiary in a lump sum or under one of the annuity payment options, subject to the "Required Distributions" rules discussed below. (Also see "Annuity Payments.") However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive both due proof of death and instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment options).

   If an annuitant dies before the annuity benefit date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then the death shall be treated as the death of an owner. (See "Required Distributions" below.) For non-qualified policies, if (i) an annuitant dies before the annuity benefit date, (ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

   If the annuitant or an owner dies after the annuity benefit date, the amount payable, if any, will be as provided in the annuity payment option then in effect, and it will be paid to the Payment Option Beneficiary.

   If an owner dies before the annuity benefit date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary's lifetime or over a period not extending beyond the beneficiary's life expectancy.

   If the beneficiary is the deceased owner's spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

   As far as permitted by law, the proceeds under the policy will not be subject to any claim of the beneficiary's creditors.

Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to provide that:

  (a) if any owner dies before the annuity benefit date, then the entire interest in the policy will be distributed within five years after the date of that owner's death; and

  (b) if any owner dies on or after the annuity benefit date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death.

These requirements will be considered satisfied as to any portion of the owner's interest that is payable as annuity payments, beginning within one year of that owner's death, that will be made over the life of the owner's designated beneficiary or over a period not extending beyond his life expectancy.

   If any owner dies before the annuity benefit date, then ownership of the policy passes to the owner's designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the surviving joint owner is the designated beneficiary. If there is no joint owner and the owner dies, then the owner's designated beneficiary is the beneficiary named in the policy.

   If the owner or joint owner is not a natural person, then the death or change of an annuitant will be treated as the death of an owner.

   If the owner's designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

   If an annuitant is an owner or joint owner and that annuitant dies before the annuity benefit date, and if the owner's designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner's designated beneficiary:

  (a) elects to delay receipt of the proceeds for up to five years from the date of the annuitant/owner's death;

  (b) is the deceased owner's spouse and elects to continue the policy; or

  (c) elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable subaccounts and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

   The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

   Other rules may apply to qualified policies.

"Free Look" Period

   If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day "free look" period, we will refund the policy value plus any policy fees and other charges paid, and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, you must mail or deliver it either to our home office or to the registered agent who sold it within 10 days after you receive it. (See "Allocation of Purchase Payments.") The "free look" period may be longer than 10 days where required by state law.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We do not deduct any charges from a purchase payment (except for a charge for any premium taxes). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

   We may deduct a withdrawal charge if you:

  (a) make withdrawals under the policy; or

  (b) surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:


  Number of Full Years
  Since receipt of     less
  Purchase Payment:    than 1   1   2    3    4    5   6   7   8   9  10+
-------------------------------------------------------------------------
  Withdrawal Charge (% of
   Purchase Payment):       9%  9% 8.5% 8.5% 8.5%  8%  7%  6%  4%  2%  0%


   Different withdrawal charges apply in Alabama, Connecticut and Texas. (See "Appendix A.")

   There is a "free withdrawal amount" that can be withdrawn each policy year without a withdrawal charge. In the first policy year, the free withdrawal amount is equal to the larger of:

  (a) 10% of all purchase payments received; or

  (b) 100% of earnings. Earnings are the amount, if any, by which your policy value exceeds the total purchase payments you have made.

   After the first policy year, the free withdrawal amount is equal to the larger of:

  (a) 10% of the policy value at the time of the withdrawal; or

  (b) 100% of earnings.

   Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

   The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

   For purposes of calculating the withdrawal charge:

  (a) the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation, if any, last;

  (b) amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

  (c) if the surrender value is withdrawn, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge.

   As shown above, the withdrawal charge percentage varies, depending on the "age" of the purchase payments included in the withdrawal--that is, the number of full years since the purchase payment was paid. A withdrawal charge of 9% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases over time. Amounts representing purchase payments that are at least 10 years old may be withdrawn without charge.

   We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. Amounts deducted from the remaining policy value to cover withdrawals are also subject to the withdrawal charge. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

   The amounts we receive from the withdrawal charge may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

   We waive the withdrawal charges described above if the owner becomes confined to a nursing home or hospital, or enrolled in a hospice care program; or is diagnosed as terminally ill or totally disabled, provided that certain conditions for each provision are met. These conditions, including definitions of various terms, are specified in the rider; the following is merely a brief summary, and the terms of the rider are controlling.

Confinement Provision. The conditions for waiver of withdrawal charges for confinement include:

  (a) the policy was in force at least one year at the time the confinement began;

  (b) the owner was age 75 or younger on the policy date;

  (c) the owner has been continuously confined to a "Nursing Home," "Hospital," or "Hospice Care Program" for at least 60 days;

  (d) such confinement was recommended by a "Physician" due to an injury, sickness or disease; and

  (e) written notice and satisfactory "proof of confinement" are received no later than 90 days after confinement ends.

Terminal Illness Provision. The conditions for waiver of withdrawal charges for terminal illness include:

  (a) the diagnosis of "terminal illness" was made by a "Physician" on or after the effective date of this policy and rider;

  (b) written notice and satisfactory "proof of terminal illness" are received within 90 days of the date of diagnosis; and

  (c) there is reasonable medical certainty that the death of the owner from a non-correctable medical condition will occur within 12 months from the date of the Physician's statement. This period may be longer where required by law.

Total Disability Provision. The conditions for waiver of withdrawal charges for total disability include:

  (a) written notice and "proof of total disability" are received before any withdrawal;

  (b) the total disability has existed continuously for at least six months;

  (c) the policy and rider are in force at the time total disability began;
      and

  (d) the policy anniversary coinciding with or next following the owner's 60th birthday has not passed at the time total disability began.

   We will waive only the withdrawal charges which are applicable to purchase payments received before the first confinement began, or before the date of diagnosis of terminal illness or total disability. Waiver of withdrawal charges is subject to all of the conditions and provisions of the policy and rider. (See your policy.) There is no charge for this rider. Also, the rider may not be available in all states. (See "Appendix A.")

Annual Policy Maintenance Charge

   We deduct an annual policy maintenance charge of $35 from each policy, for administering the policy. This deduction is made from the variable subaccounts and from the fixed account in the same proportion that their values bear to the policy value. This charge will only be deducted from the fixed account to the extent interest has been credited to the fixed account in excess of the guaranteed interest rate during the preceding policy year. Expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the annuity benefit date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We will waive this charge on any policy anniversary on which the policy value equals or exceeds $75,000, and in other circumstances we may waive this charge in whole or in part at our sole discretion. This charge is not deducted from any annuity payments after the annuity benefit date.

Administration Fee

   We also deduct a daily charge from the subaccounts of the variable account, at an annual rate of 0.15% of the daily net assets of each variable subaccount, for administering the variable account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. This charge applies both before and after the annuity benefit date.

Mortality and Expense Risk Charge

   We deduct a daily charge from the variable subaccounts at an effective annual rate of 1.25% of their daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge and may use any profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We deduct this charge both before and after the annuity benefit date.

   The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Transaction Charge

   You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less, and will not be increased. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The transaction charge does not apply to automatic partial withdrawals.

Transfer Fee

   You may transfer your policy value among the subaccounts and/or the fixed account up to 12 times each policy year without charge. We will deduct a $25 transfer fee for each transfer in excess of 12 in a single policy year. We will not increase this fee.

Premium Taxes

   We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred (and we can deduct the related charge) when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

   Currently no charge is made for our Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See "Federal Tax Matters.")

Fund Expenses

   The value of the assets of the variable subaccounts will reflect the investment management fee and other expenses incurred by the corresponding portfolios of the fund (See "Summary--Charges and Deductions.")

Reduction in Charges for Certain Groups

   We may reduce or eliminate the withdrawal or other charges on policies that have been sold to:

  (a) our employees and sales representatives, or those of our affiliates or distributors of the policy;

  (b) our customers or distributors of the policies who are transferring existing policy values to a policy;

  (c) individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

  (d) individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

   We will not reduce or eliminate the withdrawal or other charges where state law prohibits, or where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Election of Annuity Payment Option

   As the policy owner, you have the sole right to elect an annuity payment option in the application. You can also change that election, during the lifetime of the annuitant and before the annuity benefit date, by written request any time at least 30 days before the annuity benefit date. We may require the exchange of the policy for a contract covering the option selected.

Annuity Benefit Date

   The first annuity payment will be made as of the annuity benefit date. You select the annuity benefit date in the application for the policy. You may change the annuity benefit date by giving us written notice at least 30 days before the new annuity benefit date.

   An annuity benefit date must be the first day of any calendar month. It must also be at least 30 days after the policy's effective date.

Annuity Payment Options

   On the annuity benefit date, the policy value (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

   Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable subaccounts. The dollar amount of variable annuity payments after the first is not fixed.

   Annuity payment options currently include:

 Life Annuity with No Guaranteed Period This option provides annuity payments during the lifetime of the annuitant.
                                        No payment will be made after the
                                        death of the annuitant. Only one
                                        payment will be made under this method
                                        if the annuitant dies before the
                                        second payment is due; only two
                                        payments will be made if the annuitant
                                        dies before the third payment is due;
                                        and so forth.
------------------------------------------------------------------------------
 Joint Life Annuity Continuing to the   This option provides annuity payments
  Survivor                              during the lifetime of the annuitant
                                        and a joint annuitant. Payments will
                                        continue to the survivor for the
                                        survivor's remaining lifetime. You may
                                        also elect for payments to the
                                        survivor to reduce to two-thirds or
                                        one-half of the amount payable at the
                                        time of the first death. This election
                                        must be made at the annuity benefit
                                        date, and will result in a higher
                                        initial annuity payment. Only one
                                        payment or very few payments will be
                                        made under this method if the
                                        annuitant and joint annuitant both die
                                        before or shortly after payments
                                        begin.
------------------------------------------------------------------------------
 Life Annuity with Monthly Payments     This option provides annuity payments
  Guaranteed                            during the lifetime of the annuitant.
                                        Various guaranteed periods of 60
                                        months to 360 months are guaranteed
                                        available. If the annuitant dies prior
                                        to the end of this guaranteed period,
                                        annuity payments will be made to the
                                        payment option beneficiary until the
                                        end of the guaranteed period.

Other annuity payment options are currently available with our written consent.

   If you have not selected an annuity payment option on the annuity benefit date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed. Unless you instruct us otherwise before the annuity benefit date, we will use your variable account value to make variable annuity payments (in accordance with the allocation of your account value among the subaccounts) and we will use your fixed account value to make fixed annuity payments.

   The amount of each annuity payment under the options described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

  (a) variable annuity payments vary with the investment experience of the underlying portfolios of the Fund and you therefore bear the investment risk under variable annuity payments; and

  (b) annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

   The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, each payment will be less when payments are guaranteed for 20 years than when payments are guaranteed for 10 years.

   Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the "assumed investment rate," better than that rate, or equal to that rate. The assumed investment rate in most states is 4.0% per year (it is 3.5% where state law requires it). The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable subaccount(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

   Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the annuity benefit date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%.

   If the net amount to be applied to an annuity payment option is less than $3,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

   After the annuity benefit date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable subaccounts. (See "Voting Rights" and "Transfers.")

   The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Distribution of the Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   United Securities Alliance, Inc., Financial Plaza A, 7730 Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is the principal underwriter of the policies. United Securities Alliance, Inc. is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. A commission may be paid to broker-dealers or registered representatives in connection with sales of the policies. In addition, in certain cases production or persistency bonuses may be paid. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make loans to or for the benefit of the principal underwriter.

   We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

  . the administrative charge;

  . the withdrawal charge;

  . the mortality and expense risk charge;

  . revenues, if any, received from the underlying portfolios or their managers; and

  . investment earnings on amounts allocated under policies to the fixed account.

   Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the Variable Account.

   Pending regulatory approvals, United Investors Life Insurance Company intends to distribute the policy in all states, except New York, and in certain possessions and territories.

   The underwriter is not affiliated with United Investors Life Insurance
Company.

Federal Tax Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following discussion is general and is not intended as tax advice.

   We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

   The policy may be purchased on a non-tax-qualified basis ("non-qualified policy") or as a qualified policy. Qualified policies are designed for use with retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

   Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as

U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

   Taxation of Annuities in General. The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and "Required Distributions" (at page 24 of this prospectus) describe the requirements necessary to qualify.

   Section 72 of the Code governs taxation of annuities in general.

   An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

   An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner's "investment in the contract" during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

   The following discussion applies to policies owned by natural persons.

   Withdrawals. In the case of a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the total policy value. The "investment in the contract" generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income). For qualified policies, the "investment in the contract" can be zero. Special rules may apply to a withdrawal from a qualified policy.

   Generally, in the case of a withdrawal under a non-qualified policy before the annuity benefit date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

   In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the "investment in the contract."

   Annuity Payments. Although the tax consequences may vary depending on the annuity payment option elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the "investment in the contract" will be taxed.

  . For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the "investment in the contract") is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected annuity payments.

  . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the "investment in the contract" bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

   Penalty Tax. In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

  (a) made on or after the taxpayer attains age 59 1/2;

  (b) made as a result of an owner's death or attributable to the taxpayer's disability; or

  (c) received in substantially equal periodic payments as a life annuity.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified policy. You should consult a tax advisor with regard to exceptions from the penalty tax.

   Aggregation of Contracts. All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

   Transfers and Assignments. A transfer or assignment of ownership of a policy, the selection of certain annuity benefit dates, or designation of an annuitant or payee or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

   Death Benefits. Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

  (a) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

  (b) if distributed under an annuity payment option, they are taxed in the same manner as annuity payments, as described above.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect by written request, however, not to have tax withheld from distributions. "Eligible rollover distributions" from Section 401(a), 403(a) or 403(b) plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, certain distributions of after-tax contributions and hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified, plan 403(b) plan, governmental 457 plan or IRA.

   Qualified Policies. The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

  (a) contributions in excess of specified limits;

  (b) distributions prior to age 59 1/2 (subject to certain exceptions);

  (c) distributions that do not conform to specified commencement and minimum distribution rules; and

  (d) other circumstances specified in the Code.

   We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

   Required Distributions. For qualified plans under Sections 401(a), 403(a), and 403(b), the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

   Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a
Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

   Individual Retirement Annuities. Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of a specified annual amount or the amount of compensation includible in the policy owner's gross income for the year. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

   Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that-- once aggregate distributions exceed contributions to the Roth IRA--income tax and a 10% penalty tax may apply to distributions made:

  (a) before age 59 1/2 (subject to certain exceptions); or

  (b) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

   A 10% penalty tax may apply to a conversion from an IRA if the distribution is made during the five taxable years beginning with the year in which the conversion occurred.

No distribution from a Roth IRA is required at any time before the policy owner's death.

   All Policies. As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may advertise yields and total returns for the subaccounts of the Variable Account. In addition, we may advertise the effective yield of the money market subaccount. These figures are historical and are not intended to indicate future performance.

   The yield of the money market subaccount is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

   We calculate the total return of subaccounts for portfolios other than the money market portfolio for various periods of time, including: (a) one year;
(b) five years; (c) ten years; and (d) the period starting when the subaccount commenced operations.

   The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach to the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods.

   We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

   The Statement of Additional Information has more information about performance data calculations.

Voting Rights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the extent required by law, we will vote shares of the portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so. The funds do not hold regular annual shareholder meetings.

   The number of votes that you may direct to us to cast will be calculated separately for each variable subaccount. We will determine that number by applying your percentage interest, if any, in a particular variable subaccount to the total number of votes attributable to that variable subaccount. Before the annuity benefit date, you hold a voting interest in each variable subaccount to which policy value is allocated. After the annuity benefit date, the person receiving variable annuity payments has the voting interest. After the annuity benefit date, the votes attributable to a policy decrease as the value of the variable subaccounts under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized.

   The number of votes for a portfolio which are available will be determined as of the record date established by each fund. Voting instructions will be solicited by written communication prior to a shareholder meeting in accordance with procedures established by the fund.

   Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Titanium Investor Variable Annuity policies participating in the variable subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Each person having a voting interest in a variable subaccount will receive proxy material, reports and other materials relating to the appropriate portfolio of each fund.

United Investors Life Insurance Company
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation, a publicly traded life insurance and diversified financial services company. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York. The obligations under the policy are our obligations.

Published Ratings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor's Corporation, and Weiss Research, Inc. These ratings reflect the organization's current opinion of an insurance company's financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor's is an opinion of an operating insurance company's financial capacity to meet its obligations under its outstanding insurance and annuity policies.

Legal Proceedings
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   There are no legal proceedings to which the Variable Account is a party to or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to the Variable Account's total assets.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Our financial statements and those of the Variable Account (as well as the Independent Auditors' Reports thereon) are in the Statement of Additional Information.

Condensed Financial Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The following table gives "per unit" information about the financial history of each variable subaccount since its inception. This information should be read in conjunction with the Variable Account's financial statements (including the notes thereto) included in the Statement of Additional Information.

                                  Accumulation
                                      Unit
                                    Value at   Accumulation  Accumulation Units
                                  Beginning of Unit Value at   Outstanding at
 Subaccount                 Year     Period    End of Period    End of Period
-------------------------------------------------------------------------------
 AIM V.I. Capital
  Appreciation Fund--       2001      8.240        6.233           71,655
  Series I Shares           2000*    10.000        8.240            7,383
-------------------------------------------------------------------------------
 AIM V.I. Core Equity       2001      8.587        6.533           48,164
  Fund--Series I Shares     2000*    10.000        8.587            3,058
-------------------------------------------------------------------------------
 AIM V.I. Growth Fund--     2001      8.322        5.425           58,039
  Series I Shares           2000*    10.000        8.322           14,950
-------------------------------------------------------------------------------
 AIM V.I. International
  Growth Fund--Series I     2001      9.301        7.012           21,446
  Shares                    2000*    10.000        9.301            4,544
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity    2001      9.411        8.114           67,285
  Fund--Series I Shares     2000*    10.000        9.411            3,113
-------------------------------------------------------------------------------
 Alger American Growth
  Portfolio--Class O        2001      8.881        7.722           77,074
  Shares                    2000*    10.000        8.881            6,835
-------------------------------------------------------------------------------
 Alger American Income &
  Growth Portfolio--Class   2001      9.624        8.130           42,700
  O Shares                  2000*    10.000        9.624            2,443
-------------------------------------------------------------------------------
 Alger American Leveraged
  AllCap Portfolio--Class   2001      8.427        6.985           60,952
  O Shares                  2000*    10.000        8.427            1,155
-------------------------------------------------------------------------------
 Alger American MidCap
  Growth Portfolio--        2001      9.127        8.412           91,812
  Class O Shares            2000*    10.000        9.127            2,939
-------------------------------------------------------------------------------
 Alger American Small
  Capitalization
  Portfolio--Class O        2001      8.568        5.955           18,463
  Shares                    2000*    10.000        8.568              -0-
-------------------------------------------------------------------------------
 Dreyfus VIF-Appreciation
  Portfolio--Initial        2001      9.445        8.446           19,974
  Shares                    2000*    10.000        9.445              414
-------------------------------------------------------------------------------
 Dreyfus VIF-Money Market   2001     10.069       10.321          123,695
  Portfolio                 2000*    10.000       10.069           28,281
-------------------------------------------------------------------------------
 Dreyfus VIF-Quality Bond
  Portfolio--Initial        2001     10.400       10.947           40,715
  Shares                    2000*    10.000       10.400            8,796

                                 Accumulation
                                     Unit
                                   Value at   Accumulation  Accumulation Units
                                 Beginning of Unit Value at   Outstanding at
 Subaccount                Year     Period    End of Period    End of Period
------------------------------------------------------------------------------
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Initial      2001      8.879        6.779           41,083
  Shares                   2000*    10.000        8.879            1,196
------------------------------------------------------------------------------
 Evergreen VA Equity       2001      9.216        7.999           41,042
  Index Fund               2000*    10.000        9.216              -0-
------------------------------------------------------------------------------
 Evergreen VA Foundation   2001      9.589        8.645            4,173
  Fund                     2000*    10.000        9.589              -0-
------------------------------------------------------------------------------
 Evergreen VA Global       2001      9.495        8.105           10,752
  Leaders Fund             2000*    10.000        9.495              426
------------------------------------------------------------------------------
 Evergreen VA Small Cap    2001     10.594       12.338           44,625
  Value Fund               2000*    10.000       10.594              254
------------------------------------------------------------------------------
 INVESCO VIF-Core Equity   2001      9.842        8.834           40,756
  Fund                     2000*    10.000        9.842              488
------------------------------------------------------------------------------
 INVESCO VIF-Technology    2001      6.878        3.674          131,552
  Fund                     2000*    10.000        6.878           13,011
------------------------------------------------------------------------------
 INVESCO VIF-Utilities     2001      9.831        6.552           42,461
  Fund                     2000*    10.000        9.831            3,035
------------------------------------------------------------------------------
 MFS(R) Emerging Growth    2001      8.764        5.748           72,143
  Series                   2000*    10.000        8.764            1,824
------------------------------------------------------------------------------
 MFS(R) Investors Trust    2001      9.703        8.041           25,468
  Series                   2000*    10.000        9.703              538
------------------------------------------------------------------------------
 MFS(R) Research Series    2001      8.936        6.938           16,765
                           2000*    10.000        8.936              306
------------------------------------------------------------------------------
 MFS(R) Total Return       2001     10.350       10.230           65,319
  Series                   2000*    10.000       10.350            3,954
------------------------------------------------------------------------------
 Scudder VIT EAFE(R)       2001      9.635        7.155            3,157
  Equity Index Fund        2000*    10.000        9.635              791
------------------------------------------------------------------------------
 Scudder VIT Small Cap     2001      9.593        9.655            9,614
  Index Fund               2000*    10.000        9.593              306
------------------------------------------------------------------------------
 Strong Mid Cap Growth     2001      8.096        5.526           74,063
  Fund II                  2000*    10.000        8.096            4,438
------------------------------------------------------------------------------
 Strong Opportunity Fund   2001     10.065        9.557           61,507
  II                       2000*    10.000       10.065            2,480
------------------------------------------------------------------------------
 Templeton Foreign
  Securities Fund--Class   2001     10.165        8.419            4,891
  2                        2000*    10.000       10.165              -0-
------------------------------------------------------------------------------
 Templeton Global Asset
  Allocation Fund--        2001     10.112        8.979           15,955
  Class 2                  2000*    10.000       10.112              -0-

* The Variable Account commenced operations on November 6, 2000.

Statement of Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

                               Table of Contents

The Policy..................................................................   1
 Definitions................................................................   1
 Accumulation Units.........................................................   3
 Annuity Units..............................................................   3
 Net Investment Factor......................................................   3
 Determination of Annuity Payments..........................................   4
  Fixed Annuity Payments....................................................   4
  Variable Annuity Payments.................................................   4
 The Contract...............................................................   4
 Misstatement of Age or Sex.................................................   4
 Annual Report..............................................................   4
 Non-Participation..........................................................   5
 Delay or Suspension of Payments............................................   5
 Ownership..................................................................   5
 Beneficiary................................................................   5
 Change of Ownership or Beneficiaries.......................................   5
 Assignment.................................................................   6
 Incontestability...........................................................   6
 Evidence of Survival.......................................................   6
Performance Data Calculations...............................................   7
 Money Market Subaccount Yield Calculation..................................   7
 Average Annual Total Return Calculations...................................   7
Federal Tax Matters.........................................................  13
 Taxation of United Investors...............................................  13
 Tax Status of the Policies.................................................  13
 Required Distributions.....................................................  13
 Withholding................................................................  14
Addition, Deletion or Substitution of Investments...........................  14
Distribution of the Policy..................................................  15
Safekeeping of Variable Account Assets......................................  15
State Regulation............................................................  15
Records and Reports.........................................................  15
Legal Matters...............................................................  15
Experts.....................................................................  16
Other Information...........................................................  16
Financial Statements........................................................  16

   This Prospectus sets forth information about the Titanium Investor Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the Policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below:

------------------------------ (graphic scissors) ------------------------------

TO: United Investors Life Insurance Company
    Variable Products Division
    P.O. Box 12101
    Birmingham, AL 35202-2101

Please send me a Statement of Additional Information for the Titanium Investor Variable Annuity (TVA).

Name
     ---------------------------------------------

Address
     ---------------------------------------------

     ---------------------------------------------

     ---------------------------------------------

Telephone (   )
             ----------------------------------------

Appendix A
State Variations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For Policies issued to residents of the state of Alabama:

Withdrawal Charge Rates:


  Number of Full Years
  Since Receipt of Purchase    less
  Payment:                     than 1    1     2     3       4     5     6     7     8     9    10+
------------------------------------------------------------------------------------------------
  Withdrawal
   Charge (%
   of
   Purchase
   Payment):                        9%   9%   8.5%  7.75%   7%    6%    5%    4%    3%    2%    0%


For Policies issued to residents of the state of Connecticut:

Withdrawal Charge Rates:


  Number of Full Years
  Since Receipt of Purchase    less
  Payment:                     than 1     1     2     3     4     5     6     7     8     9    10+
--------------------------------------------------------------------------------------------------
  Withdrawal
   Charge (%
   of
   Purchase
   Payment):                        9%    9%    8%   7%    6%    5%    4%    3%    2%    1%     0%


For Policies issued to residents of the state of Texas:

Withdrawal Charge Rates:


  Number of Full Years
  Since Receipt of Purchase  less
  Payment:                   than 1     1     2     3       4     5     6     7     8     9    10+
--------------------------------------------------------------------------------------------------
  Withdrawal
   Charge (%
   of
   Purchase
   Payment):                      9%    9%   8.5%  7.75%   7%    6%    5%    4%    3%    2%    0%


For Policies issued to residents of the state of Massachusetts:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Oregon:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Pennsylvania:

The Waiver of Withdrawal Charges Rider is only available to an Owner, Age 75 or younger on the policy date.
The Total Disability Provision is not available at any age.

For Policies issued to residents of the state of Washington:

The Fixed Account funding choice is not available.

Other:

There are other variations in certain states. Your policy governs the exact terms for you.

                       Titanium Annuity Variable Account


                      Statement of Additional Information
                      -----------------------------------
                                    for the

                               Titanium Investor
                               VARIABLE ANNUITY

                                  Offered by

                    United Investors Life Insurance Company




This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Titanium Investor Variable Annuity Policy (the "Policy") offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2002, by writing to United Investors Life Insurance Company, Variable Products Division, P.O. Box 12101, Birmingham, Alabama 35202-2101. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


                               Dated May 1, 2002

                              TABLE OF CONTENTS
                                                             Corresponding Page
                                                       Page     in Prospectus
                                                       ----  ------------------
The Policy.............................................  1
  Definitions..........................................  1
  Accumulation Units...................................  2
  Annuity Units........................................  2
  Net Investment Factor................................  2
  Determination of Annuity Payments....................  3
    Fixed Annuity Payments.............................  3
    Variable Annuity Payments..........................  3
  The Contract.........................................  3
  Misstatement of Age or Sex...........................  3
  Annual Report........................................  3
  Non-Participation....................................  4
  Delay or Suspension of Payments......................  4
  Ownership............................................  4
  Beneficiary..........................................  4
  Change of Ownership or Beneficiaries.................  5
  Assignment...........................................  5
  Incontestability.....................................  5
  Evidence of Survival.................................  5
Performance Data Calculations..........................  5
  Money Market Subaccount Yield Calculation............  5
  Average Annual Total Return Calculations.............  6
Federal Tax Matters.................................... 12           31
  Taxation of United Investors......................... 12
  Tax Status of the Policies........................... 12
  Required Distributions............................... 13
  Withholding.......................................... 13
Addition, Deletion or Substitution of Investments...... 13
Distribution of the Policy............................. 14           31
Safekeeping of Variable Account Assets................. 14
State Regulation....................................... 14
Records and Reports.................................... 14
Legal Matters.......................................... 14           36
Experts................................................ 15
Other Information...................................... 15
Financial Statements................................... 15           37

                                   THE POLICY
                                   ----------

     As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Definitions
-----------

     The following words and phrases are defined and used in your policy, and many of them are also used in the Prospectus and in this Statement of Additional Information.

Accumulation Unit - An accounting unit used to calculate the Policy Value.

Age - The issue Age shown under Policy Data as determined by us from the date of birth stated in the application. Attained ages are determined from the Policy Date. No Policy will be issued if either the Owner or Annuitant is over Age 90. We use age last birthday.

Annuitant - The person on whose life Annuity Payments depend. If the Policy Owner names more than one person as an "Annuitant," the second person named shall be referred to as "Co-Annuitant." The "Annuitant" and "Co-Annuitant" will be referred to collectively as the "Annuitant."

Annuity Benefit Date - The date on which Annuity Payments are to start. The Annuity Benefit Date is shown under Policy Data unless changed.

Annuity Unit - An accounting unit used to calculate the value of Variable Annuity Payments.

Fixed Account - Part of the General Account of United Investors Life Insurance Company to which You may allocate all or a portion of your Purchase Payments or Policy Values.

Fixed Annuity - An Annuity with payments which are guaranteed to remain fixed in amount throughout the payment period.

General Account - The General Account consists of all assets of United Investors Life Insurance Company other than those in any separate account.

Net Purchase Payment - The Purchase Payment less any deduction for premium taxes.

Policy Anniversary - The same day and month as the Policy Date each year the Policy remains in force.

Policy Date - The date from which Policy Anniversaries and Policy Years are determined. Your Policy Date is shown under Policy Data.

Policy Value - The Policy Value is equal to the Variable Account Value plus the Fixed Account Value.

Policy Year - A year that starts on the Policy Date or on a subsequent Policy Anniversary.

Purchase Payment - An amount paid by the Owner to us as consideration for the benefits provided by this Policy.

Subaccount - The Subaccounts named under the Policy Data. Each is a part of a Variable Account of ours.

Surrender Value - The Policy Value less any withdrawal charges, the Annual Contract Maintenance Charge, and applicable deductions for premium taxes.

Valuation Date - Each day the New York Stock Exchange and United Investors' Home Office are open. United Investors' Home Office is closed on the following regional and local holidays: the Friday after Thanksgiving and Christmas Eve.

Valuation Period - The interval of time between a Valuation Date and the next Valuation Date. It is measured from the closing of the New York Stock Exchange.

Variable Account - The Titanium Annuity Variable Account, a separate account maintained by us.

Variable Annuity - An Annuity with payments which vary in amount with the investment experience of the Subaccounts of the Variable Account.

We, our, us - United Investors Life Insurance Company.

You, your - The Owner or Joint Owner of this Policy. The Owner may be someone other than the Annuitant. The Owner is shown in the application unless the Owner has been changed as provided in this Policy.

Accumulation Units
------------------

     An Accumulation Unit is an accounting unit used prior to the Annuity Benefit Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. Similarly, the value that you transfer to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. The number of Accumulation Units to credit is determined by dividing (1) the dollar amount allocated to the Subaccount by (2) the Subaccount's appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request (in the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment based on the Accumulation Unit value for the Policy Date).

     The value of an Accumulation Unit for each Subaccount was initially arbitrarily set at $10. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for a Subaccount for the last prior Valuation Period by such Subaccount's Net Investment Factor (described below) for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units
-------------

     An Annuity Unit is an accounting unit used after the Annuity Benefit Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Subaccount was initially set at $10. The value for any later Valuation Period is determined by (a) multiplying the Annuity Unit Value for a Subaccount for the last prior Valuation Period by such Subaccount's Net Investment Factor for the following Valuation Period, and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Subaccount changes to reflect the investment performance of the Portfolio underlying that Subaccount.

Net Investment Factor
---------------------

     The Net Investment Factor is an index applied to measure the investment performance of a Subaccount of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of a Subaccount may increase or decrease.

     The Net Investment Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1)  is the result of:

          (a) the net asset value per Portfolio share held in the Subaccount, determined at the end of the current Valuation Period; plus

          (b) the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          (c) a charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Subaccount;

     (2)  is the result of:

          (a) the net asset value per Portfolio share of the Portfolio shares held in the Subaccount, determined at the end of the previous Valuation Period; plus or minus

          (b) the charge or credit for any taxes reserved for the previous Valuation Period; and

     (3) is a deduction for the 1.25% Mortality and Expense Risk Charge (daily rate of .003425%) and the 0.15% Administration Fee (daily rate of .000411%).

Determination of Annuity Payments
---------------------------------

     At the Annuity Benefit Date, the Policy Value, less any applicable premium taxes, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

       Fixed Annuity Payments.  Fixed Annuity Payments provide guaranteed
       ----------------------
annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Subaccounts. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%. Where requested and required by law unisex tables will be used.

       Variable Annuity Payments.  The dollar amount of the first Variable
       -------------------------
Annuity Payment is determined by multiplying the net value applied by purchase rates based on the Annuity 2000 Mortality Table with interest at 4.0% in most states. Where requested and required by law unisex tables will be used.

     The portion of the first Variable Annuity Payment attributed to each Subaccount is divided by the Annuity Unit Value for the Subaccount (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation (transfer). The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Subaccount multiplied by the Annuity Unit Value for each respective Subaccount for the Valuation Period.

     After the Annuity Benefit Date, the Annuitant may transfer Annuity Units among the Subaccounts, no more than once each Policy Year, by sending a written request to United Investors. A transfer will be made as of the next Annuity Payment Date, by converting Annuity Units for the value transferred from a Subaccount into Annuity Units in the Subaccount to which the value is transferred. Transfers may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of transfer.

     United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract
------------

     The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

     Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our officers. No registered representative has authority to change the Policy or to waive any of its provisions.

Misstatement of Age or Sex
--------------------------

     If the Annuitant's age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex. The amount of any underpayment in benefits will be paid in one sum with interest at a rate of 6% per annum. The amount of any overpayment in benefits, with interest at a rate of 6% per annum, will be charged against future Annuity Payments.

Annual Report
-------------

     At least once each Policy Year prior to the Annuity Benefit Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Subaccounts of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current Death Benefit. We will also include in the report any other information required by state law or regulation. Other items, such as Purchase Payments made by automatic deduction from your checking account, may be confirmed in quarterly reports. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation
-----------------

     The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Delay or Suspension of Payments
-------------------------------

     We will normally pay a surrender or any withdrawal within seven days after we receive your written request at our Home Office. However, payment of any amount from the Subaccounts of the Variable Account may be delayed or suspended whenever:

     a) the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the New York Exchange is restricted as determined by the U.S. Securities and Exchange Commission;

     b) the U.S. Securities and Exchange Commission by order permits postponement for the protection of Policyowners; or

     c) an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the Subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

     Payment of any amounts from the Fixed Account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than the Guaranteed Minimum Interest Rate. Payments under the Policy of any amounts derived from Purchase Payments paid by check may be delayed until such time as the check has cleared your bank.

     Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Purchase Payment and/or 'freeze' your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a Policy is frozen, the Policy Value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.


Ownership
---------

     The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Annuity Benefit Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action.

Beneficiary
-----------

     The Beneficiary means the person, persons or entity entitled to Death Benefit proceeds under this Policy upon death of the Owner (or Annuitant if the Owner is not a natural person) before the Annuity Benefit Date. If the Policy has joint Owners and one Owner dies, the surviving Joint Owner will be deemed the Beneficiary. The rights of any Beneficiary who dies before the Owner (or Annuitant if the Owner is not a natural person) will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Owner's death if the Owner is a natural person, we will pay the Death Benefit, if any, to the Joint Owner, if living; otherwise, it will be paid to the deceased's estate. (If the Owner is not a natural person and no Beneficiary is living at the Annuitant's death, we will pay the Death Benefit, if any, to the Annuitant's estate.)

Change of Ownership or Beneficiaries
------------------------------------

     Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary or the Payment Option Beneficiary during your lifetime. Any changes must be made by written request filed with us. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your written request. We may require you to submit the Policy to us before making a change. A change of ownership may be a taxable event.
You should consult your tax advisor prior to making any change.

Assignment
----------

     You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our Home Office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event. Your ability to assign a Qualified Policy may be restricted. You should consult your tax advisor prior to making any assignment.

Incontestability
----------------

     United Investors will not contest the Policy.

Evidence of Survival
--------------------

     Where any payments under the Policy depend on the annuitant or payee being alive, we may require proof of survival prior to making the payments.

                         PERFORMANCE DATA CALCULATIONS
                         -----------------------------

     We may advertise the yield and effective yield of the Money Market Subaccount. In addition, we may advertise the total returns for other Subaccounts of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Money Market Subaccount Yield Calculation
-----------------------------------------

     In accordance with regulations adopted by the SEC, if we disclose the current annualized yield of the Money Market Subaccount for a seven-day period, it is required to be in a manner which does not take into consideration (1) any realized or unrealized gains or losses of the Money Market Portfolio or on its portfolio securities, or (2) any income other than investment income. The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Subaccount at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects the deduction for the Mortality and Expense Risk Charge and the Administration Fee as well as reflecting income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio of the Fund.

     The SEC also permits us to disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result according to the following formula:

              Effective Yield = [(Base period return +1)/\365/7]-1

          For the seven-day period ending December 31, 2001, the Money Market Subaccount annualized yield was 0.57%. For the same period, the effective yield was 0.57%.

     The actual yield of the Money Market Subaccount is affected by: (l) changes in interest rates on money market securities; (2) the average portfolio maturity of the Money Market Portfolio; (3) the types and quality of securities held by the Money Market Portfolio; and (4) its operating expenses. The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yields for any given past period is not an indication or representation of future yields or rates of return.

Average Annual Total Return Calculations
----------------------------------------

     For each Subaccount of the Variable Account other than the Money Market Subaccount an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)/\n = ERV
Where

P    =     a hypothetical initial payment of $1,000
T    =     average annual total return
N    =     number of years in the period
ERV  =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

     All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period.

     The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

                     Standard Average Annual Total Return

                                                                                                      1 Year to    Inception* to
Subaccount                                                                                             12/31/01       12/31/01
-------------------------------------------------------------------                                   ---------    -------------
AIM V.I. Capital Appreciation Fund - Series I Shares                                                    -33.42%        -42.15%
AIM V.I. Core Equity Fund - Series I Shares                                                             -32.98%        -39.33%
AIM V.I. Growth Fund - Series I Shares                                                                  -43.88%        -49.86%
AIM V.I. International Growth Fund - Series I Shares                                                    -33.67%        -34.87%
AIM V.I.  Premier Equity  Fund - Series I Shares                                                        -22.86%        -24.78%
Alger American Growth Portfolio - Class O Shares                                                        -22.12%        -28.34%
Alger American Income & Growth Portfolio - Class O Shares                                               -24.59%        -24.63%
Alger American Leveraged AllCap Portfolio - Class O Shares                                              -26.18%        -35.12%
Alger American MidCap Growth Portfolio - Class O Shares                                                 -16.90%        -22.08%
Alger American Small Capitalization Portfolio - Class O Shares                                          -39.57%        -44.79%
Dreyfus VIF-Appreciation Portfolio - Initial Shares                                                     -19.65%        -21.77%
Dreyful VIF-Quality Bond Portfolio - Initial Shares                                                      -3.82%          0.33%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares                                     -32.73%        -37.04%
Evergreen VA Equity Index  Fund                                                                         -22.27%        -25.82%
Evergreen VA Foundation Fund                                                                            -18.92%        -19.99%
Evergreen VA Global Leaders Fund                                                                        -23.71%        -24.86%
Evergreen VA Small Cap Value Fund                                                                         7.39%         12.31%
INVESCO VIF-Core Equity Fund                                                                            -19.31%        -18.29%
INVESCO VIF-Technology Fund                                                                             -55.66%        -67.25%
INVESCO VIF-Utilities Fund                                                                              -42.43%        -39.17%
MFS(R) Emerging Growth Series                                                                           -43.49%        -46.77%
MFS(R) Investors Trust Series                                                                           -26.20%        -25.44%
MFS(R) Research Series                                                                                  -31.42%        -35.56%
MFS(R) Total Return Series                                                                              -10.22%         -5.92%
Scudder VIT EAFE(R) Equity Index Fund                                                                   -34.81%        -33.56%
Scudder VIT Small Cap Index Fund                                                                         -8.43%        -10.98%
Strong Mid Cap Growth Fund II                                                                           -40.81%        -48.88%
Strong Opportunity Fund II                                                                              -14.12%        -11.85%
Templeton Foreign Securities Fund - Class 2**                                                           -26.24%        -22.02%
 (formerly Templeton  International Securities Fund)
Templeton Global Asset Allocation Fund - Class 2**                                                      -20.28%        -17.00%
 (formerly Templeton Asset Strategy Fund)

*The Variable Account commenced operations on November 6, 2000.

From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described on the previous page. The only difference between the two methods is that the non-standard format assumes a withdrawal charge of 0%.


                   Non-Standard Average Annual Total  Return

                                                                       1 Year to    Inception* to
Subaccount                                                              12/31/01      12/31/2001
------------------------------------------------------------           ---------    -------------
AIM V.I. Capital Appreciation Fund - Series I Shares                     -24.42%         -33.75%
AIM V.I. Core Equity  Fund - Series I Shares                             -23.98%         -30.98%
AIM V.I. Growth - Series I Shares                                        -34.88%         -41.29%
AIM V.I. International Growth Fund - Series I Shares                     -24.67%         -26.61%
AIM V.I. Premier Equity  Fund - Series I Shares                          -13.86%         -16.68%
Alger American Growth Portfolio - Class O Shares                         -13.12%         -20.19%
Alger American Income & Growth Portfolio - Class O Shares                -15.59%         -16.53%
Alger American Leveraged AllCap Portfolio - Class O Shares               -17.18%         -26.85%
Alger American MidCap Growth Portfolio - Class O Shares                   -7.90%         -14.02%
Alger American Small Capitalization Portfolio - Class O Shares           -30.57%         -36.33%
Dreyfus VIF-Appreciation Portfolio - Initial Shares                      -10.65%         -13.72%
Dreyful VIF-Quality Bond Portfolio - Initial Shares                        5.18%           8.10%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares      -23.73%         -28.74%
Evergreen VA Equity Index  Fund                                          -13.27%         -17.70%
Evergreen VA Foundation Fund                                              -9.92%         -11.96%
Evergreen VA Global Leaders Fund                                         -14.71%         -16.75%
Evergreen VA Small Cap Value Fund                                         16.39%          19.96%
INVESCO VIF-Core Equity Fund                                             -10.31%         -10.28%
INVESCO VIF-Technology Fund                                              -46.66%         -58.17%
INVESCO VIF-Utilities Fund                                               -33.43%         -30.82%
MFS(R) Emerging Growth Series                                            -34.49%         -38.26%
MFS(R) Investors Trust Series                                            -17.20%         -17.33%
MFS(R) Research Series                                                   -22.42%         -27.28%
MFS(R) Total Return Series                                                -1.22%           1.93%
Scudder VIT EAFE(R) Equity Index Fund                                    -25.81%         -25.31%
Scudder VIT Small Cap Index Fund                                           0.57%          -3.07%
Strong Mid Cap Growth Fund II                                            -31.81%         -40.33%
Strong Opportunity Fund II                                                -5.12%          -3.94%
Templeton Foreign Securities Fund - Class 2**                            -17.24%         -13.96%
(formerly Templeton  International Securities Fund)
Templeton Global Asset Allocation Fund - Class 2**                       -11.28%          -9.01%
 (formerly Templeton Asset Strategy Fund)

*The Variable Account commenced operations on November 6, 2000.

**Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Asset Allocation and International Funds, respectively. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

     The performance information provided above reflects only the performance of a hypothetical $1000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

Other Performance Data

     We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the withdrawal charge will be 0%.

     CTR = {ERV/P} - 1

     Where:

     CTR =  the cumulative total return net of policy charges for the period.

     ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

     P =    a hypothetical initial payment of $1,000.

     All non-standard performance data will be advertised only if the standard performance data is also disclosed.

Adjusted Historical Portfolio Performance Data

     We may also disclose "historical" performance data for a portfolio, for periods before the applicable Subaccount of the Variable Account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

     This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the withdrawal charge) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable withdrawal charge).

     Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The Subaccount adjusted historical performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

     The charts on the following pages show adjusted historical performance data for the Subaccounts for the periods prior to the inception of the Subaccount, based on performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of future performance.

               Adjusted (Hypothetical) Historic Performance Data
      (for Periods before the Variable Subaccounts commenced operations)

                          AVERAGE ANNUAL TOTAL RETURN
                           (With Withdrawal Charge)

                                                               1 Year to   5 Years to   10 Years to   Inception to      Portfolio
Subaccount                                                      12/31/01     12/31/01     12/31/01       12/31/01     Inception Date
----------                                                     ---------   ----------   -----------   ------------    --------------
AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund - Series I Shares          -33.42%        3.09%           NA           9.91%         05/05/93

   AIM V.I Core Equity  Fund - Series I Shares                   -32.98%        4.41%           NA           9.33%         05/02/94

   AIM V.I. Growth Fund - Series I Shares                        -43.88%        0.87%           NA           6.97%         05/05/93

   AIM V.I. International Growth Fund - Series I Shares          -33.67%       -1.63%           NA           4.98%         05/05/93

   AIM V.I. Premier Equity Fund - Series I Shares                -22.86%        6.90%           NA          11.58%         05/05/93

The Alger American Fund

   Alger American Growth Portfolio - Class O Shares              -22.12%       10.68%        13.33%         14.92%         01/09/89

   Alger American Income & Growth Portfolio - Class O            -24.59%       14.20%        12.83%         11.74%         11/15/88
    Shares

   Alger American Leveraged AllCap Portfolio - Class O           -26.18%       13.67%           NA          20.71%         01/25/95
    Shares

   Alger American MidCap Growth Portfolio - Class O              -16.90%       12.42%           NA          16.97%         05/03/93
    Shares

   Alger American Small Capitalization Portfolio - Class         -39.57%       -4.36%         3.27%         10.10%         09/21/88
    O Shares

Dreyfus Variable Investment Fund

   Dreyfus VIF-Appreciation Portfolio - Initial Shares           -19.65%        8.11%           NA          11.94%         04/05/93

   Dreyfus VIF-Money Market Portfolio                               NA            NA            NA             NA          08/31/90

   Dreyfus VIF-Quality Bond Portfolio - Initial Shares            -3.82%        3.64%         6.15%          6.68%         08/31/90

The Dreyfus Socially Responsible Growth Fund, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc.            -32.73%        5.46%           NA          10.69%         10/07/93
    - Initial Shares

Evergreen Investments

   Evergreen VA Equity Index Fund                                -22.27%          NA            NA          -8.99%         09/29/99

   Evergreen VA Foundation Fund                                  -18.92%        3.44%           NA           5.41%         03/01/96

   Evergreen VA Global Leaders Fund                              -23.71%          NA            NA           2.07%         03/06/97

   Evergreen VA Small Cap Value Fund                               7.39%          NA            NA           9.31%         05/01/98

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF-Core Equity Fund                                  -19.31%        7.36%           NA          11.72%         08/10/94

   INVESCO VIF-Technology Fund                                   -55.66%          NA            NA           6.97%         05/21/97

   INVESCO VIF-Utilities Fund                                    -42.43%        2.66%           NA           4.80%         01/03/95

MFS(R) Variable Insurance Trust/SM/

   MFS(R) Emerging Growth Series                                 -43.49%        6.30%           NA          10.15%         07/24/95

   MFS(R) Investors Trust Series                                 -26.20%        4.41%           NA           8.40%         10/09/95

   MFS(R) Research Series                                        -31.42%        3.75%           NA           7.89%         07/26/95

   MFS(R) Total Return Series                                    -10.22%        7.55%           NA          11.04%         01/03/95

Deutsche Asset Management VIT Funds

   Scudder VIT EAFE(R) Equity Index Fund                         -34.81%          NA            NA          -5.87%         08/22/97

   Scudder VIT Small Cap Index Fund                               -8.43%          NA            NA           1.17%         08/25/97

Strong Variable Insurance Funds, Inc.

   Strong Mid Cap Growth Fund II                                 -40.81%       10.65%           NA          10.58%         12/31/96

Strong Opportunity Fund II, Inc.

   Strong Opportunity Fund II                                    -14.12%       11.90%           NA          14.91%         05/08/92

Franklin Templeton Variable Insurance Products Trust

   Templeton Foreign  Securities Fund - Class 2**                -26.24%        1.65%           NA           7.95%         05/01/92
   (formerly Templeton  International Securities Fund)
   Templeton Global Asset Allocation Fund - Class                -20.28%        3.30%         8.45%          8.39%         08/24/88
    2** (formerly Templeton Asset Strategy Fund)

               Adjusted (Hypothetical) Historic Performance Data
      (for Periods before the Variable Subaccounts commenced operations)

                   NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
               (Assumes no Surrender, and no Withdrawal Charge)

                                                               1 Year to   5 Years to   10 Years to   Inception to      Portfolio
Subaccount                                                      12/31/01     12/31/01     12/31/01       12/31/01     Inception Date
----------                                                     ---------   ----------   -----------   ------------    --------------
AIM Variable Insurance Funds

   AIM V.I. Capital Appreciation Fund - Series I Shares          -24.42%        4.47%           NA          10.13%         05/05/93

   AIM V.I. Core Equity Fund - Series I Shares                   -23.98%        5.72%           NA           9.75%         05/02/94

   AIM V.I. Growth  Fund - Series I Shares                       -34.88%        2.37%           NA           7.24%         05/05/93

   AIM V.I. International Growth Fund - Series I Shares          -24.67%        0.02%           NA           5.30%         05/05/93

   AIM V.I. Premier Equity Fund - Series I Shares                -13.86%        8.10%           NA          11.77%         05/05/93

The Alger American Fund

   Alger American Growth Portfolio - Class O Shares              -13.12%       11.73%        13.33%         14.92%         01/09/89

   Alger American Income & Growth Portfolio - Class O            -15.59%       15.13%        12.83%         11.74%         11/15/88
    Shares

   Alger American Leveraged AllCap Portfolio - Class O           -17.18%       14.61%           NA          21.04%         01/25/95
    Shares

   Alger American MidCap Growth Portfolio - Class O               -7.90%       13.40%           NA          17.10%         05/03/93
    Shares

   Alger American Small Capitalization Portfolio - Class         -30.57%       -2.52%         3.27%         10.10%         09/21/88
    O Shares

Dreyfus Variable Investment Fund

   Dreyfus VIF-Appreciation Portfolio - Initial Shares           -10.65%        9.26%           NA          12.13%         04/05/93

   Dreyfus VIF-Money Market Portfolio                                NA           NA            NA             NA          08/31/90

   Dreyfus VIF-Quality Bond Portfolio - Initial Shares             5.18%        4.99%         6.15%          6.68%         08/31/90

The Dreyfus Socially Responsible Growth Fund, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc.            -23.73%        6.72%           NA          10.93%         10/07/93
   - Initial Shares

Evergreen Investments

   Evergreen VA  Equity Index Fund                               -13.27%          NA            NA          -4.86%         09/29/99

   Evergreen VA Foundation Fund                                   -9.92%        4.80%           NA           6.45%         03/01/96

   Evergreen VA Global Leaders Fund                              -14.71%          NA            NA           3.65%         03/06/97

   Evergreen VA Small Cap Value Fund                              16.39%          NA            NA          11.10%         05/01/98

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF-Core Equity Fund                                  -10.31%        8.54%           NA          12.11%         08/10/94

   INVESCO VIF-Technology Fund                                   -46.66%          NA            NA           8.38%         05/21/97

   INVESCO VIF-Utilities Fund                                    -33.43%        4.06%           NA           5.54%         01/03/95

MFS(R) Variable Insurance Trust/SM/

   MFS(R) Emerging Growth Series                                 -34.49%        7.52%           NA          10.78%         07/24/95

   MFS(R) Investors Trust Series                                 -17.20%        5.73%           NA           9.12%         10/09/95

   MFS(R) Research Series                                        -22.42%        5.10%           NA           8.60%         07/26/95

   MFS(R) Total Return Series                                     -1.22%        8.72%           NA          11.56%         01/03/95

Deutsche Asset Management VIT Funds

   Scudder VIT EAFE(R) Equity Index Fund                         -25.81%          NA            NA          -3.58%         08/22/97

   Scudder VIT Small Cap Index Fund                                0.57%          NA            NA           3.00%         08/25/97

Strong Variable Insurance Funds, Inc.

   Strong Mid Cap Growth Fund II                                 -31.81%       11.69%           NA          11.69%         12/31/96

Strong Opportunity Fund II, Inc.

   Strong Opportunity Fund II                                     -5.12%       12.90%           NA          14.97%         05/08/92

Franklin Templeton Variable Insurance Products Trust

  Templeton Foreign  Securities Fund - Class 2**                 -17.24%        3.10%           NA           8.06%         05/01/92
   (formerly Templeton  International Securities Fund)
   Templeton Global Asset Allocation Fund - Class                -11.28%        4.66%         8.45%          8.39%         08/24/88
    2** (formerly Templeton Asset Strategy Fund)

     **Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation and International Funds, respectively. In addition, for periods beginning on 5/1/97, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

     The performance information provided on the previous page reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

                              FEDERAL TAX MATTERS
                              -------------------

Taxation of United Investors

     United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the "Code"). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing Federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies

     Section 817(h) of the Code provides that the investments of the Variable Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios' assets may be invested. United Investors does not control any of the Funds or their Portfolios' investments. However, it has entered into an agreement regarding participation in each Fund, which requires each participating Portfolio of the Funds to be operated in compliance with the diversification requirements prescribed by the Treasury.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policyowner has additional flexibility in allocating purchase payments and Policy Values. These differences could result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, United Investors does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. United Investors therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Variable Account.

Required Distributions

     In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified Policy to provide that (a) if any Owner dies on or after the annuity benefit date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity benefit date, the entire interest in the Policy will be distributed within five years after the date of that Owner's death.

     These requirements will be considered satisfied as to any portion of the Owner's interest that is payable as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's designated Beneficiary or over a period not extending beyond his life expectancy. See "Required Distributions" in the prospectus.

     If the Owner's designated Beneficiary is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

Withholding

     Distributions from the Policy generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distribution required by the Code, certain distributions of after-tax contributions, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental Section 457 plan or IRA.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
               -------------------------------------------------

     United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares that are held by the Variable Account (or any Subaccount) or that the Variable Account (or any Subaccount) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of any of the funds or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Subaccount. United Investors will not substitute any shares attributable to a Policyowner's interest in a Subaccount of the Variable Account without notice and prior approval of the U.S. Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

     United Investors also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new Portfolio, or in shares of another investment company or suitable investment, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Subaccount will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

     In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.

                          DISTRIBUTION OF THE POLICY
                          --------------------------

     United Securities Alliance, Inc., Financial Plaza A, 7730 Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is the principal underwriter of the policies. United Securities Alliance, Inc. is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The policies are not available in all states. The underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. A commission may be paid to broker-dealers or registered representatives in connection with sales of the policies.

     The total commissions paid by United Investors for the sale of the Policy were $55,160.99 during 2000 and $1,159,212.00 during 2001. Policies may be offered to the public through brokers licensed under the Federal securities laws and state insurance laws that have entered into agreements with the underwriter. The offering of the Policies is continuous, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
                     --------------------------------------

     United Investors holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from United Investors' general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Subaccounts.

                                STATE REGULATION
                                ----------------

     United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors' operations is conducted periodically by the Missouri Department of Insurance.

     In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.

                              RECORDS AND REPORTS
                              -------------------

     All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.

                                 LEGAL MATTERS
                                 -------------

     Legal advice regarding certain matters relating to Federal securities laws applicable to the issuance of the Policy has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.

                                    EXPERTS
                                    -------

     The balance sheets of United Investors Life Insurance Company as of December 31, 2001, and 2000 and the related statements of operations, comprehensive income, shareholders' equity, and cash flows for the years then ended and the balance sheets of the portfolios of Titanium Annuity Variable Account as of December 31, 2001 and the related statements of operations and changes in net assets for the year then ended and the period November 6, 2000 (commencement of operations) to December 31, 2000 included in this statement of additional information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                               OTHER INFORMATION
                               -----------------

     A Registration Statement has been filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus or this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the documents themselves or to the instruments filed with the U.S. Securities and Exchange Commission.

                              FINANCIAL STATEMENTS
                              --------------------

     The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
Birmingham, Alabama

We have audited the accompanying balance sheets of United Investors Life Insurance Company as of December 31, 2001 and 2000, and the related statements of operations, comprehensive income, shareholders' equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of United Investors Life Insurance Company as of December 31, 2001 and 2000, and the results of their operations and cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dallas, Texas
January 31, 2002
(March 19, 2002 as to Note 10)

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                         (Dollar amounts in thousands)

                                                            At December 31,
                                                         ---------------------
                                                            2001       2000
                                                         ---------- ----------
                         ASSETS

Investments:
 Fixed maturities-available for sale, at fair value
  (amortized cost: 2001--$645,327; 2000--$583,473)...... $  648,879 $  561,918
 Preferred stock of affiliate, at fair value (cost:
  2001--$240,412; 2000--$240,412).......................    240,412    240,412
 Policy Loans...........................................     21,691     21,268
 Short term investments.................................     17,568     24,363
                                                         ---------- ----------
    Total investments...................................    928,550    847,961
Cash....................................................          0     21,639
Accrued investment income (includes amounts from
 affiliates:
 2001--$477; 2000--$477)................................     11,770     11,495
Receivables.............................................        962      2,010
Due from affiliate (includes funds withheld on
 reinsurance:
 2001--$274,216; 2000--$284,759)........................    283,889    290,124
Deferred acquisition cost...............................    275,317    285,130
Value of insurance purchased............................     13,482     21,346
Goodwill................................................     26,628     27,573
Property and equipment..................................        422        391
Other assets............................................     15,950      3,780
Separate account assets.................................  2,502,284  3,741,415
                                                         ---------- ----------
    Total assets........................................ $4,059,254 $5,252,864
                                                         ========== ==========

          LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
 Future policy benefits (includes reserves assumed from
  affiliates:
  2001--$276,572; 2000--$300,698)....................... $  804,113 $  835,174
 Unearned and advance premiums..........................      2,508      2,688
 Other policy benefits..................................      7,946      7,078
                                                         ---------- ----------
    Total policy liabilities............................    814,567    844,940
 Accrued income taxes...................................    106,202     65,007
 Other liabilities......................................     24,249     23,891
 Due to affiliates......................................         14     11,438
 Separate account liabilities...........................  2,502,284  3,741,415
                                                         ---------- ----------
    Total liabilities...................................  3,447,316  4,686,691
 Commitments and contingencies (Note 10)
Shareholders' equity:
 Common stock, par value $6 per share authorized,
  500,000 shares issued and outstanding.................      3,000      3,000
 Additional paid in capital.............................    351,371    350,762
 Unrealized investment gains, net of applicable taxes...     1, 839    (10,296)
 Retained earnings......................................    255,728    222,707
                                                         ---------- ----------
    Total shareholders' equity..........................    611,938    566,173
                                                         ---------- ----------
    Total liabilities and shareholders' equity.......... $4,059,254 $5,252,864
                                                         ========== ==========

                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                         (Dollar amounts in thousands)

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     2001      2000      1999
                                                   --------  --------  --------
Revenue:
 Premium income..................................  $ 86,958  $ 79,805  $ 73,718
 Policy charges and fees.........................    82,445    71,368    56,652
 Net investment income (includes amounts from
  affiliates 2001--$16,385; 2000--$16,622; 1999--
  $16,532).......................................    64,313    63,472    63,388
 Realized investment gains (losses)..............       320    (5,484)   (5,023)
 Other income....................................    23,302    19,619    17,058
                                                   --------  --------  --------
   Total revenue.................................   257,338   228,780   205,793
Benefits and expenses:
 Policy benefits:
  Individual life................................    67,130    59,131    51,595
  Annuity........................................    28,473    28,706    26,686
                                                   --------  --------  --------
   Total policy benefits.........................    95,603    87,837    78,281
 Amortization of deferred acquisition costs......    55,597    40,089    33,284
 Commissions and premium taxes (includes amounts
  to affiliates:
  2001--$5,056; 2000--$4,852; 1999--$3,679)......     8,611     7,407     5,897
 Other operating expenses (includes amounts to
  affiliates:
  2001--$2,992; 2000--$3,005; 1999--$3,176)......    10,029     7,647     7,022
                                                   --------  --------  --------
   Total benefits and expenses...................   169,840   142,980   124,484
                                                   --------  --------  --------
Operating income before income taxes.............    87,498    85,800    81,309
Income taxes.....................................    20,473    21,828    23,112
                                                   --------  --------  --------
Net income before the cumulative effect of change
 in accounting principles........................    67,025    63,972    58,197
Cumulative effect of change in accounting
 principle (less applicable income tax benefit of
 $2,156 in 2001).................................    (4,004)        0         0
                                                   --------  --------  --------
  Net income.....................................  $ 63,021  $ 63,972  $ 58,197
                                                   ========  ========  ========


                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                         (Dollar amounts in thousands)

                                                    Year Ended December 31,
                                                   ---------------------------
                                                    2001      2000      1999
                                                   -------  --------  --------
Net income........................................ $63,021  $63, 972  $ 58,197
Other comprehensive income:
 Unrealized investment gains (losses):
  Unrealized investment gains (losses)on
   securities:
   Unrealized holding gains arising during
    period........................................  19,297    (1,766)  (61,690)
   Reclassification adjustment for (gains) losses
    on securities included in net income..........    (441)    5,484     5,023
   Reclassification adjustment for change in
    accounting principle..........................   6,160         0         0
   Reclassification adjustment for amortization of
    premium.......................................      91       382       446
                                                   -------  --------  --------
                                                    25,107     4,100   (56,221)
   Unrealized gains (losses) on other
    investments...................................      (9)      774      (763)
   Unrealized gains (losses) reclassified to
    deferred acquistion costs.....................  (6,430)   (1,855)   14,042
                                                   -------  --------  --------
    Total unrealized gains (losses)...............  18,668     3,019   (42,942)
    Applicable tax................................  (6,533)   (1,057)   15,030
                                                   -------  --------  --------
Other comprehensive income........................  12,135     1,962   (27,912)
                                                   -------  --------  --------
   Comprehensive income........................... $75,156   $65,934  $ 30,285
                                                   =======  ========  ========





                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                         (Dollar amounts in thousands)

                                            Accumulated
                                Additional     Other                   Total
                         Common  Paid-In   Comprehensive Retained  Shareholders'
                         Stock   Capital     (Losses)    Earnings     Equity
                         ------ ---------- ------------- --------  -------------
Year Ended at December
 31, 1999
----------------------
Balance at January 1,
 1999................... $3,000  $350,388    $ 15,654    $190,538    $559,580
Comprehensive income....                      (27,912)     58,197      30,285
Dividends...............                                  (41,000)    (41,000)
Exercise of stock
 options................              326                                 326
                         ------  --------    --------    --------    --------
 Balance at December 31,
  1999..................  3,000   350,714     (12,258)    207,735     549,191

Year Ended at December
 31, 2000
----------------------
Comprehensive income....                        1,962      63,972      65,934
Dividends...............                                  (49,000)    (49,000)
Exercise of stock
 options................               48                                  48
                         ------  --------    --------    --------    --------
 Balance at December 31,
  2000..................  3,000   350,762     (10,296)    222,707     566,173

Year Ended at December
 31, 2001
----------------------
Comprehensive income....                       12,135      63,021      75,156
Dividends...............                                  (30,000)    (30,000)
Exercise of stock
 options................              609                                 609
                         ------  --------    --------    --------    --------
 Balance at December 31,
  2001.................. $3,000  $351,371    $  1,839    $255,728    $611,938
                         ======  ========    ========    ========    ========




                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                         (Dollar amounts in thousands)

                                                  Year Ended December 31,
                                                ------------------------------
                                                  2001      2000       1999
                                                --------  ---------  ---------
Net income..................................... $ 63,021  $  63,972  $  58,197
Adjustment to reconcile net income to cash
 provided from operations:
 Increase in future policy benefits............  (10,632)    17,084     14,953
 Increase (decrease) in other policy
  liabilities..................................      688        172       (202)
 Deferral of policy acquisition costs..........  (44,350)   (95,149)   (58,880)
 Amortization of deferred acquisition costs and
  value of insurance purchased.................   62,027     41,944     33,284
 Change in accrued income taxes................   35,269     13,886      9,644
 Depreciation..................................      100         72         41
 Realized (gains) losses on sale of investments
  and properties...............................     (320)     4,848      5,023
 Other accruals and adjustments................  (15,582)    23,611      4,553
                                                --------  ---------  ---------
Cash provided from operations..................   90,221     70,440     66,613
                                                --------  ---------  ---------
Cash used for investment activities:
 Investments sold or matured:
 Fixed maturities available for sale-sold......  163,665     78,483    152,270
 Fixed maturities available for sale-matured,
  called and repaid............................   38,743     37,953     50,760
 Equity securities.............................        0      4,284          0
                                                --------  ---------  ---------
   Total investments sold or matured...........  202,408    120,720    203,030
Acquisition of investments:
 Fixed maturities--available for sale.......... (270,083)   (91,924)  (208,912)
 Equity securities.............................        0          0     (3,400)
 Net increase in policy loans..................     (423)    (1,604)    (1,656)
                                                --------  ---------  ---------
   Total acquisition of investments............ (270,506)   (93,528)  (213,968)
Net (increase) decrease in short-term
 investments...................................    6,805    (12,544)       876
Funds loaned to affiliates..................... (108,700)  (147,950)  (126,120)
Funds repaid from affiliates...................  108,700    147,950    117,800
Funds borrowed from affiliates.................   45,600    101,000     81,400
Funds repaid to affiliates.....................  (45,600)  (101,000)   (81,400)
Disposition of property and equipment..........       11          6          0
Additions of property and equipment............     (149)      (250)      (166)
                                                --------  ---------  ---------
Cash provided from (used for) investment
 activities....................................  (61,431)    14,404    (18,548)
                                                --------  ---------  ---------
Cash used for financing activities:
  Cash dividends paid to shareholders..........  (30,000)   (49,000)   (41,000)
  Net receipts from deposit product
   operations..................................  (20,429)   (20,047)   (12,649)
                                                --------  ---------  ---------
Cash used for financing activities.............  (50,429)   (69,047)   (53,649)
                                                --------  ---------  ---------
Increase (decrease) in cash....................  (21,639)    15,797     (5,584)
Cash at beginning of year......................   21,639      5,842     11,426
                                                --------  ---------  ---------
Cash at end of year............................ $      0  $  21,639  $   5,842
                                                ========  =========  =========

                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                         (Dollar amounts in thousands)

Note 1--Summary of Significant Accounting Policies

   Organization: United Investors Life Insurance Company ("UILIC" or "United Investors") was a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR") (formerly known as United Investors Management Company), a subsidiary of Torchmark Corporation. On March 3, 1998, to facilitate the initial public offering ("IPO") by Torchmark Corporation ("TMK") of 36% of the common stock of WDR, several transactions were completed to reorganize the assets held by WDR. The following transactions directly affected UILIC:

(i) WDR contributed 188,212 shares of TMK 6 1/2% Cumulative Preferred Stock, Series A to UILIC.

(ii) WDR dividended the common stock of its subsidiary UILIC pro rata to Liberty National Life Insurance Company ("LNL" or "Liberty National"), an 81.18% owner, and TMK, an 18.82% owner. LNL is a wholly owned subsidiary of TMK.

(iii) Upon reorganization, UILIC recorded additional goodwill in the amount of $23,639. This goodwill represented UILIC's portion of United Investors Management Company's goodwill which was allocated between Waddell & Reed and UILIC upon dividend of UILIC to TMK and LNL.

(iv) TMK transferred to UILIC a deferred commission credit of $7,980, net of applicable tax of $4,297. This credit is being amortized over approximately 10 years.

   Description of Business: The Company is a life insurer licensed in 49 states. The Company offers a full range of life, annuity and variable products through its agents and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

   Estimates: In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

   The estimates susceptible to significant change are those used in determining deferred acquisition costs, the liabilities for policy reserves, losses and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

   Basis of Presentation: The accompanying financial statements include the accounts of United Investors, an indirect wholly-owned subsidiary of TMK, which is owned by Liberty National Life Insurance Company (81.18%) and Torchmark Corporation (18.82%). The financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

   Investments: United Investors classifies all of its fixed maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected as a component of accumulated other comprehensive income (loss) in shareholders' equity. Investments in equity securities, which include common and nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected as a component of accumulated other comprehensive income (loss) in shareholders' equity. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within three months. Other long-term investments consist of investments in mutual funds which are carried at fair value. If an investment becomes permanently impaired, such impairment is treated as a realized loss and the investment is adjusted to fair value.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 1--Summary of Significant Accounting Policies (continued)

   Gains and losses realized on the disposition of investments are recognized as revenues and are determined on a specific identification basis.

   Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investors' net income. Investment income attributable to policyholders is included in United Investors' net investment income. Net investment income for the years ended December 31, 2001, 2000 and 1999 included approximately $35,500, $35,600 and $35,900, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocable to policyholders.

   Determination of Fair Values of Financial Instruments: Fair value for cash, short-term investments, receivables and payables approximates carrying value. Fair values for investment securities approximate carrying value and are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments. Fair value of future benefits for universal life and current interest products and annuity products are based on the fund value.

   Cash: Cash consists of balances on hand and on deposit in banks and financial institutions.

   Recognition of Revenue and Related Expenses: Premiums for insurance contracts which are not defined as universal life-type according to the Financial Accounting Standards Board's Statement of Accounting Standards (SFAS) 97 are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

   Future Policy Benefits: The liability for future policy benefits for universal life-type products according to SFAS 97 is represented by policy account value. Annuity contracts are accounted for as deposit contracts. The liability for future policy benefits for other products is provided on the net level premium method based on estimated investment yields, mortality, persistency and other assumptions which were appropriate at the time the policies were issued. Assumptions used are based on United Investors' experience as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. If it is determined that future expected experience differs significantly from that assumed, the estimates are revised.

   Deferred Acquisition Costs and Value of Insurance Purchased: The costs of acquiring new insurance business are deferred. Such costs consist of sales commissions, underwriting expenses, and certain other selling expenses. The costs of acquiring new business through the purchase of other companies and blocks of insurance business are also deferred.

   Deferred acquisition costs and the value of insurance purchased, for policies other than universal life-type policies, according to SFAS 97, are amortized with interest over an estimate of the premium-paying period of the policies in a manner which charges each year's operations in proportion to the receipt of premium income. For limited-payment contracts, acquisition costs are amortized over the contract period. For universal life-type policies, acquisition costs are amortized with interest in proportion to estimated gross profits. The assumptions used as to interest, withdrawals and mortality are consistent with those used in computing the liability for future policy benefits and expenses. If it is determined that future experience differs significantly from that

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 1--Summary of Significant Accounting Policies (continued)

previously assumed, the estimates are revised. Deferred acquisition costs are adjusted to reflect the amounts associated with unrealized investment gains and losses pertaining to universal life-type products.

   Income Taxes: Income taxes are accounted for under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

   Interest Expense: Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

   Property and Equipment: Property and equipment is reported at cost less allowances for depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of these assets which range from three to ten years.

   Goodwill: The Financial Accounting Standards Board (FASB) issued SFAS 142, Goodwill and Other Intangible Assets, which is effective on January 1, 2002. SFAS 142 changes the accounting for goodwill and certain other intangible assets from an amortization method to an impairment method. Accordingly, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement. Goodwill will be tested annually for impairment based on the specific requirements outlined SFAS
142. United Investors adopted SFAS 142 on January 1, 2002. While United Investors is currently assessing the impact of SFAS 142 on its consolidated financial statements, it does not appear that goodwill is impaired. Because of the requirements of this Statement, United Investors' goodwill will be frozen at the December 2001 balance and not amortized. At December 31, 2001, United Investors goodwill was $26.6 million and previous annual goodwill amortization expense was approximately $1 million.

   Reclassification: Certain amounts in the financial statements presented have been reclassified from amounts previously reported in order to be comparable between years. These reclassifications have no effect on previously reported shareholders' equity or net income during the periods involved.

   Comprehensive Income: United Investors adopted SFAS 130, "Reporting Comprehensive Income," effective January 1, 1998. This standard defines comprehensive income as the change in equity of a business enterprise during a period from transactions from all nonowner sources. It requires UILIC to display comprehensive income for the period, consisting of net income and other comprehensive income. In compliance with SFAS 130, Statements of Comprehensive Income are included as an integral part of the financial statements.

   Derivatives: Accounting for Derivative Instruments and Hedging Activities (SFAS 133), as amended, is effective for all fiscal quarters of all fiscal years beginning after June 15, 2000. This statement establishes standards for the accounting and reporting of derivative instruments. It requires that all derivatives be recognized as assets or liabilities on the balance sheet and be measured at fair value. Adoption of SFAS 133 did not have a material impact on UILIC's financial statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)


Note 2--Statutory Accounting

   United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and shareholders' equity on a statutory basis for United Investors were as follows:

                     Net Income                            Shareholders' Equity
              Year Ended December 31,                         At December 31,
         ----------------------------------------        ---------------------------------
           2001          2000             1999              2001               2000
         --------      --------         --------         ----------         ----------
          $38,769       $30,985          $49,235           $166,795           $150,228

   The excess of shareholders' equity on a GAAP basis over that determined on a statutory basis may not be available for distribution to shareholders without regulatory approval.

   A reconciliation of United Investors' statutory net income to GAAP net income is as follows:

                                                    Year Ended December 31,
                                                   ----------------------------
                                                     2001      2000      1999
                                                   --------  --------  --------
   Statutory net income........................... $ 38,769  $ 30,985  $ 49,235
   Deferral of acquisition costs..................   44,350    95,149    58,880
   Amortization of acquisition costs..............  (62,027)  (41,944)  (33,284)
   Differences in policy liabilities..............   53,815    (3,572)   (3,887)
   Deferred income taxes..........................  (16,376)  (17,500)   (6,996)
   Other..........................................    4,490       854    (5,751)
                                                   --------  --------  --------
   GAAP net income................................ $ 63,021  $ 63,972  $ 58,197
                                                   ========  ========  ========

   A reconciliation of United Investors' statutory shareholders' equity to GAAP shareholders' equity is as follows:

                                                               Year Ended
                                                              December 31,
                                                            ------------------
                                                              2001      2000
                                                            --------  --------
   Statutory shareholders' equity.........................  $166,795  $150,228
   Difference in future policy benefits...................    58,912     6,101
   Differences in policy liabilities......................    (3,175)   (3,332)
   Deferred acquisition cost and value of insurance
    purchased.............................................   288,799   306,476
   Deferred income taxes..................................   (94,628)  (69,408)
   Asset valuation reserve................................     2,917     6,992
   Nonadmitted assets.....................................     4,404     5,628
   Fair value adjustment on fixed maturities available for
    sale..................................................     2,688   (23,746)
   Fair value adjustment on preferred stock of affiliate..   188,212   188,212
   Goodwill...............................................    26,628    27,573
   Due and deferred premiums..............................   (28,358)  (29,243)
   Other..................................................   (1,796)       693
                                                            --------  --------
   GAAP shareholders' equity..............................  $611,398  $566,174
                                                            ========  ========

   The NAIC requires that a risk based capital formula be applied to all life and health insurers. The risk based capital formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors is adequately capitalized under the risk based capital formula.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)


Note 3--Investment Operations

   Investment income is summarized as follows:

                                                    Year Ended December 31,
                                                    --------------------------
                                                     2001     2000      1999
                                                    -------  -------  --------
 Fixed maturities.................................. $46,336  $45,152  $ 45,728
 Policy loans......................................   1,561    1,448     1,327
 Other long-term investments.......................     114       17       135
 Short-term investments............................   1,057      827       468
 Other income......................................       0       65         0
 Interest and dividends from affiliates............  16,385   16,622    16,532
                                                    -------  -------  --------
                                                     65,453   64,131    64,190
 Less investment expense...........................  (1,140)    (659)     (802)
                                                    -------  -------  --------
 Net investment income............................. $64,313  $63,472  $ 63,388
                                                    =======  =======  ========

 Analysis of gains (losses) from investments:
  Realized investments gains (losses)
   Fixed maturities................................ $   320  $(6,368) $ (5,023)
   Equity securities other.........................       0      884         0
                                                    -------  -------  --------
                                                    $   320  $(5,484) $ (5,023)
                                                    =======  =======  ========

Analysis of change in unrealized gains (losses):
 Net change in unrealized investments gains
  (losses) on fixed maturities available for sale
  before tax....................................... $25,107   $4,100  $(56,221)
 Net change in unrealized gains (losses) on equity
  securities.......................................       0      765      (765)
 Net change in unrealized investments gains
  (losses) on short-term investments before tax....      (9)       9         2
 Adjustment for deferred acquisition cost..........  (6,430)  (1,855)   14,042
 Applicable tax....................................  (6,533)  (1,057)   15,030
                                                    -------  -------  --------
 Net change in unrealized gains (losses) on short-
  term investments and fixed maturities available
  for sale......................................... $12,135  $ 1,962  $(27,912)
                                                    =======  =======  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 3--Investment Operations (continued)

   A summary of fixed maturities available for sale by cost or amortized cost, gross unrealized gains and losses, fair value and carrying value at December 31, 2001 and 2000 is as follows:

                                       Gross      Gross             Amount per
                           Amortized Unrealized Unrealized   Fair   the Balance
2001:                        Cost      Gains      Losses    Value      Sheet
-----                      --------- ---------- ---------- -------- -----------
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and
   agencies............... $  6,370   $   261    $     (7) $  6,624  $  6,624
  GNMA's..................   30,347     1,914           0    32,261    32,261
  Other mortgage-backed
   securities.............   25,717     1,736           0    27,453    27,453
  States, municipalities
   and political
   subdivisions...........    5,517       148           0     5,665     5,665
  Foreign governments.....    7,018       707           0     7,725     7,725
  Public utilities........   89,407       973      (2,143)   88,237    88,237
  Industrial and
   miscellaneous..........  475,729    12,775     (12,724)  475,780   475,780
  Asset-backed
   securities.............    5,222       152        (240)    5,134     5,134
                           --------   -------    --------  --------  --------
  Total fixed maturities.. $645,327   $18,666    $(15,114) $648,879  $648,879
                           ========   =======    ========  ========  ========

                            Cost or    Gross      Gross             Amount per
                           Amortized Unrealized Unrealized   Fair   the Balance
2000:                        Cost      Gains      Losses    Value      Sheet
-----                      --------- ---------- ---------- -------- -----------
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and
   agencies............... $  6,851   $   133    $     (0) $  6,984  $  6,984
  GNMA's..................   44,780     1,356         (72)   46,064    46,064
  Mortgage-backed
   securities, GNMA
   collateral.............      556         0          (1)      555       555
  Other mortgage-backed
   securities ............   41,990     1,717           0    43,707    43,707
  States, municipalities
   and political
   subdivisions...........   17,985       262          (1)   18,246    18,246
  Foreign governments.....    4,015       161           0     4,176     4,176
  Public utilities........   47,312     1,006        (406)   47,912    47,912
  Industrial and
   miscellaneous..........  404,330     5,587     (29,881)  380,036   380,036
  Asset-backed
   securities.............   15,654        67      (1,483)   14,238    14,238
                           --------   -------    --------  --------  --------
  Total fixed maturities.. $583,473   $10,289    $(31,844) $561,918  $561,918
                           ========   =======    ========  ========  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 3--Investment Operations (continued)

   A schedule of fixed maturities by contractual maturity at December 31, 2001 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Fixed maturities available for sale:
    Due in one year or less................................. $ 12,438  $ 12,763
    Due from one year to five years.........................   77,120    77,436
    Due from five years to ten years........................  317,608   321,150
    Due after ten years.....................................  176,875   172,682
                                                             --------  --------
                                                              584,041   584,031
   Mortgage- and asset-backed securities....................   61,286    64,848
                                                             --------  --------
                                                             $645,327  $648,879
                                                             ========  ========

   Proceeds from sales of fixed maturities available for sale were $163,665 in 2001, $78,483 in 2000 and $152,270 in 1999. Gross gains realized on these sales were $6,296 in 2001, $766 in 2000 and $337 in 1999. Gross losses realized on these sales were $969 in 2001, $3,101 in 2000 and $5,653 in 1999.

   Proceeds from sales of equity securities were $0 in 2001, $4,284 in 2000 and $0 in 1999. Gross gains realized on these sales were $0 in 2001, $844 in 2000 and $0 in 1999. No gross losses were realized on these sales in 2001, 2000 and 1999.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 4--Deferred Acquisition Cost and Value of Insurance Purchased

  An analysis of deferred acquisition costs and the value of insurance purchased is as follows:

                                  2001                  2000                  1999
                          --------------------- --------------------- ---------------------
                           Deferred   Value of   Deferred   Value of   Deferred   Value of
                          Acquisition Insurance Acquisition Insurance Acquisition Insurance
                             Cost     Purchased    Cost     Purchased    Cost     Purchased
                          ----------- --------- ----------- --------- ----------- ---------
Balance at beginning of
 year...................   $285,130    $21,346   $227,170    $26,101   $183,033    $30,600
 Additions:
  Deferred during peri-
   od:
  Commissions...........     27,122          0     72,887          0     49,812          0
  Other expenses........     17,228          0     22,262          0      9,068          0
                           --------    -------   --------    -------   --------    -------
   Total deferred.......     44,350          0     95,149          0     58,880          0
  Value of insurance
   purchased............          0          0          0          0          0          0
 Adjustment attributable
  to unrealized invest-
  ment loss (1).........          0          0          0          0     14,042          0
                           --------    -------   --------    -------   --------    -------
   Total additions......     44,350          0     95,149          0     72,922          0
 Deductions:
  Amortized during peri-
   od...................    (47,733)    (7,864)   (35,334)    (4,755)   (28,785)    (4,499)
  Adjustment
   attributable to
   unrealized investment
   gains (1)............          0          0          0          0          0          0
  Adjustment attribut-
   able to realized in-
   vestment gains (1)...     (6,430)         0     (1,855)         0          0          0
                           --------    -------   --------    -------   --------    -------
  Total deductions......    (54,163)    (7,864)   (37,189)    (4,755)   (28,785)    (4,499)
                           --------    -------   --------    -------   --------    -------
Balance at end of year..   $275,317    $13,482   $285,130    $21,346   $227,170    $26,101
                           ========    =======   ========    =======   ========    =======

--------
(1) Represents amounts pertaining to investments relating to universal life-type products.

  The amount of interest accrued on the unamortized balance of value of insurance purchased was approximately $262, $423 and $578 for the years ended December 31, 2001, 2000 and 1999, respectively. The average interest accrual rates used were 6.00%, 6.00% and 6.15%, respectively. The estimated amount of the unamortized value of business purchased balance at December 31, 2001 to be amortized during each of the next five years is: 2002, $4,205; 2003, $3,080; 2004, $2,376; 2005, $2,010; and 2006, $1,811.

  In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs and the value of insurance purchased may not be recoverable.

Note 5--Property and Equipment

  A summary of property and equipment used in the business is as follows:

                                          At December 31,     At December 31,
                                               2001                2000
                                        ------------------- -------------------
                                               Accumulated         Accumulated
                                         Cost  Depreciation  Cost  Depreciation
                                        ------ ------------ ------ ------------
Data processing equipment.............. $  572    $  349    $  552    $  271
Transportation equipment...............     74        12        89        36
Furniture and office equipment.........  1,074       937       983       926
                                        ------    ------    ------    ------
  Total................................ $1,720    $1,298    $1,624    $1,233
                                        ======    ======    ======    ======

  Depreciation expense on property and equipment was $100, $72 and $41 in each of the years 2001, 2000 and 1999, respectively.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 6--Future Policy Benefit Reserves

   A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2001 is as follows:

                           Individual Life Insurance

Interest Assumptions:

                                                  Percent of
      Years of Issue         Interest Rates       Liability
      --------------   -------------------------- ----------
      1962-2001        3.00% level to 6.00% level     21%
      1986-1992             7.00% graded to 6.00%     24%
      1962-1985             8.50% graded to 6.00%      2%
      1981-1985             8.50% graded to 7.00%      2%
      1984-2001                Interest Sensitive     51%
                                                     ----
                                                     100%
                                                     ====

Mortality assumptions:
  The mortality tables used are various statutory mortality tables and modifications of:

                          1965-70 Select and Ultimate Table
                          1975-80 Select and Ultimate Table

Withdrawal assumptions:
  Withdrawal assumptions are based on United Investors' experience.

Note 7--Income Taxes

   United Investors is included in the life-nonlife consolidated federal income tax return filed by Torchmark. Under the tax allocation agreement with Torchmark, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

  Total income taxes were allocated as follows:

                                                   Year Ended December 31,
                                                   --------------------------
                                                    2001     2000      1999
                                                   -------  -------  --------
   Operating income............................... $20,473  $21,828  $ 23,112
   Shareholders' equity:
    Unrealized investment gains (losses)..........   6,533    1,057   (15,030)
    Tax basis compensation expense in excess of
     amounts recognized for financial reporting
     purposes from the exercise of stock options..    (609)     (48)     (326)
   Change in accounting principle.................  (2,156)       0         0
   Other..........................................   1,655        0       132
                                                   -------  -------  --------
                                                   $25,896  $22,837  $  7,888
                                                   =======  =======  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 7--Income Taxes (continued)

   Income tax expense before the adjustments to shareholders' equity is summarized below:

                                                        Year Ended December 31,
                                                        -----------------------
                                                         2001    2000    1999
                                                        ------- ------- -------
    Current income tax expense......................... $ 4,961 $ 4,328 $16,116
    Deferred income tax expense........................  15,512  17,500   6,996
                                                        ------- ------- -------
                                                        $20,473 $21,828 $23,112
                                                        ======= ======= =======

   The effective income tax rate differed from the expected 35% rate in 2001, 2000 and 1999 as shown below:

                                             Year Ended December 31,
                                       ----------------------------------------
                                        2001     %    2000     %    1999     %
                                       -------  ---  -------  ---  -------  ---
   Expected income taxes.............  $30,624   35% $30,030   35% $28,458   35%
   Increase (reduction) in income
    taxes resulting from:
    Tax-exempt investment income.....  (10,498) (12)  (8,540) (10)  (5,682)  (7)
    Purchase accounting differences..      331    0      331    0      331    0
    Other............................       16    0        7    0        5    0
                                       -------  ---  -------  ---  -------  ---
   Income taxes......................  $20,473   23% $21,828   25% $23,112   28%
                                       =======  ===  =======  ===  =======  ===

   The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

                                                        Year Ended December 31,
                                                       -------------------------
                                                         2001     2000    1999
                                                       -------- -------- -------
   Deferred tax assets:
    Unrealized investment losses.....................  $      0 $  5,544 $ 6,601
    Present value of future policy surrender
     charges.........................................    32,821   39,964  28,534
    Other liabilities, principally due to the current
     nondeductibilty for tax purposes of certain
     accrued expenses................................     1,036      274     183
                                                       -------- -------- -------
    Total gross deferred tax assets..................    33,857   45,782  35,318
   Deferred tax liabilities:
    Unrealized investment gains......................       990        0       0
    Future policy benefits and unearned and advance
     premiums........................................    31,151   19,996   8,599
    Deferred acquisition costs.......................    79,463   88,320  73,791
    Other............................................    13,205    6,874   4,469
                                                       -------- -------- -------
    Total gross deferred tax liabilities.............   124,809  115,190  86,859
                                                       -------- -------- -------
   Net deferred tax liability........................  $ 90,952 $ 69,408 $51,541
                                                       ======== ======== =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 7--Income Taxes (continued)

   In United Investors' opinion, all deferred tax assets will be recoverable.

   United Investors has not recognized a deferred tax liability of approximately $2,200 that arose prior to 1984 on temporary differences related to its policyholders' surplus account. A current tax expense will be recognized in the future if this tax becomes payable.

Note 8--Postretirement Benefits

   Pension Plans: United Investors participates in retirement benefit plans and savings plans which cover substantially all employees. There is also a nonqualified excess benefit plan which covers certain employees. The plans cover primarily employees of United Investors, Liberty National and Torchmark. The total cost of these retirement plans charged to UILIC's operations was as follows:

                                                                         Defined
                                                              Defined    Benefit
   Year Ended                                               Contribution Pension
   December 31,                                                Plans      Plans
   ------------                                             ------------ -------
    2001..................................................      $83       $ 77
    2000..................................................       79         54
    1999..................................................       71        121

   United Investors accrues expense for the defined contribution plans based on a percentage of the employees contributions. The plans are funded by the employee contributions and a United Investors contribution equal to the amount of accrued expense.

   Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. Contributions are made to the pension plans subject to minimums required by regulation and maximums allowed for tax purposes. Accrued pension expense in excess of amounts contributed has been recorded as a liability in UILIC's financial statements and was $55 thousand and $109 thousand at December 31, 2001 and 2000, respectively. The total unfunded plan liability recorded at December 31, 2001 was $821. The plans covering the majority of employees are organized as trust funds whose assets consist primarily of investments in marketable long-term fixed maturities and equity securities which are valued at fair value.

   Net periodic pension cost for the defined benefit plans by expense component was as follows:

                                                    Year Ended December 31,
                                                    -------------------------
                                                     2001     2000     1999
                                                    -------  -------  -------
   Service cost--benefits earned during period..... $   713  $   643  $   725
   Interest cost on projected benefit obligation...   1,579    1,420    1,420
   Return on assets................................  (1,727)  (1,649)  (3,035)
   Net amortization and deferral...................     (51)     (52)   1,701
                                                    -------  -------  -------
    Total net periodic cost........................     514      362      811
    Periodic cost allocated to other participating
     employers.....................................     437      308      689
                                                    -------  -------  -------
   UILIC's net periodic cost....................... $    77  $    54  $   122
                                                    =======  =======  =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 8--Postretirement Benefits (continued)

   The following table presents a reconciliation from the beginning to the end of the year of the benefit obligation and plan assets. This table also presents a reconciliation of the plans funded status with the amounts recognized on United Investors' and Liberty National's, the plan sponsor, balance sheet.

                                                                 Pension
                                                              Benefits For
                                                             the year ended
                                                              December 31,
                                                             ----------------
                                                              2001     2000
                                                             -------  -------
   Changes in benefit obligation:
   Obligation at the beginning of year...................... $18,280  $18,632
   Service cost.............................................     713      642
   Interest cost............................................   1,579    1,420
   Actuarial gain (loss)....................................   3,198     (290)
   Benefits paid............................................  (1,649)  (2,124)
                                                             -------  -------
   Obligation at the end of year............................ $22,121   18,280

   Changes in plan assets:
   Fair value at the beginning of year......................  21,057   20,516
   Return on assets.........................................   1,042    2,665
   Contributions............................................     514        0
   Benefits paid............................................  (1,649)  (2,124)
                                                             -------  -------
   Fair value at the end of year............................  20,964   21,057
                                                             -------  -------

       Funded status at year end............................  (1,157)   2,777

   Unrecognized amounts at year end:
   Unrecognized actuarial loss (gain).......................     426   (3,456)
   Unrecognized prior service cost..........................     (90)    (142)
   Unrecognized transition obligation.......................       0        0
                                                             -------  -------
     Net amount recognized at year end...................... $  (821) $  (821)
                                                             =======  =======
   Amounts recognized consist of:
   Prepaid benefit cost..................................... $     0  $     0
   Accrued benefit liability................................    (821)    (821)
   Intangible asset.........................................       0        0
                                                             -------  -------
    Net amount recognized at year end.......................    (821)    (821)
    Net amount recognized allocated to other participating
     employers..............................................    (766)    (712)
                                                             -------  -------
   UILIC's net amount recognized at year end................ $   (55) $  (109)
                                                             =======  =======

   The weighted average assumed discount rates used in determining the actuarial benefit obligations were 7.25% and 7.5% in 2001 and 2000, respectively. The rate of assumed compensation increase was 4.5% for 2001 and 2000, respectively, while the expected long-term rate of return on plan assets was 9.25% in 2001 and 2000, respectively.

   Postretirement Benefit Plans Other Than Pensions: United Investors provides postretirement life insurance benefits for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 8--Postretirement Benefits (continued)

   United Investors' employees are not eligible for postretirement benefits other than pension or life insurance. However, Liberty National, the majority stockholder of United Investors, does subsidize a portion of the cost for health insurance benefits for employees of United Investors who retired before February 1, 1993 and before age sixty-five, covering them until they attain the age of sixty-five. Eligibility for this benefit was generally achieved at age fifty-five with at least fifteen years of service. This subsidy is minimal to retired employees who did not retire before February 1, 1993. This plan is unfunded and the liability and expense related to United Investors' employees is being reflected in the financial statements of Liberty National, the majority stockholder of United Investors.

Note 9--Related Party Transactions

   United Investors was charged for space, equipment and services provided by an affiliate amounting to $1,852 for 2001, $1,835 for 2000 and $1,835 for 1999.

   Torchmark performed certain administrative services for United Investors for which it was charged $720 in 2001, $516 in 2000 and $408 in 1999.

   During 1999, United Investors loaned in a series of notes $117,800 to Torchmark and Liberty National. These notes had 5.5% interest rate and were repaid in 1999. In addition, Torchmark repaid a $35,000 note originated in 1994 having an interest rate of 8.110% and borrowed an additional $35,000 at an interest rate of 7.05%. During 1999, United Investors received interest income of $4,300 from these notes which is included in the accompanying financial statements.

   United Investors in 2000 loaned in a series of notes $147,950 to Torchmark, Liberty National and United American Insurance Company ("United American"), affiliated companies. These notes had a 6.0% interest rate and all these notes were repaid in 2000. The interest income related to these notes of $3,424 is included in the accompanying financial statements.

   During 2001, United Investors loaned in a series of notes $108,700 to United American, Torchmark, Globe Life and Accident Insurance Company ("Globe") and American Income Life Insurance Company ("American Income"), affiliated companies. These notes had interest rates ranging from 4% to 6% and all these notes were repaid in 2001. The interest income related to these notes of $419 is included in the accompanying financial statements.

   In addition, Torchmark in 2000 exchanged 52,200 shares of its preferred stock with United Investors for $52,200 in intercompany debt.

   During 1999, United Investors borrowed in a series of notes $81,400 from Torchmark, Liberty National, Globe and United American, affiliated companies. All these notes had a 5.5% interest rate and were repaid in 1999. The interest expense related to these notes of $204 is included in the accompanying financial statements.

   United Investors in 2000 borrowed in a series of loans totaling $101,000 from Torchmark, Liberty National, Globe and American Income, affiliated companies. All these notes were repaid in 2000 and had an interest rate of 6.00%. The interest expense related to these notes of $636 is included in the accompanying financial statements.

   During 2001, United Investors borrowed in a series of notes $45,600 from Globe, Liberty National and United American, affiliated companies. These notes had interest rates ranging from 4% to 6% and all these notes were repaid in 2001. The interest expense related to these notes of $230 is included in the accompanying financial statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 9--Related Party Transactions (continued)

   Effective January 1, 1997 United Investors assumed a block of annuity products totaling $200,321 from United American on 100% funds withheld basis. In connection with this transaction, United Investors paid a ceding fee totaling $21,305, $10,000 of which was paid in cash, and recorded a due from affiliates totaling $189,016 at the end of 1997. The funds withheld totaled $274,216 and $284,759 at December, 2001 and 2000, respectively. Interest income totaled $23,302, $19,619 and $17,058 in 2001, 2000 and 1999, respectively, and is included in other income. The reserve for annuity balances assumed in connection with this business totaled f$276,572 and $300,698 as of December 31, 2001 and 2000, respectively. United Investors reimbursed United American for administrative expense in the amount of $422, $654 and $933 in 2001, 2000 and 1999, respectively.

   United Investors serves as sponsor to seven separate accounts.

   On March 3, 1998, Waddell & Reed Financial, Inc. contributed 188,212 shares of TMK 6 1/2% Cumulative Preferred Stock, Series A to UILIC due to the reorganization discussed in Note 1--Summary of Significant Accounting Policies. Dividend income, on these shares, was $15,966 in 2001, $13,198 in 2000 and $12,234 in 1999.

Note 10--Commitments and Contingencies

   Reinsurance: United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $500 per life. Life insurance ceded represented 4% of total life insurance in force at December 31, 2001 and 3% of premium income for 2001. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation. Except as disclosed in Note 9, United Investors does not assume insurance risks of other companies.

   Restrictions on the Transfer of Funds: Regulatory restrictions exist on the transfer of funds from insurance companies. These restrictions generally limit the payment of dividends to the statutory net gain from operations of the prior year in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of shareholders' equity as determined on a GAAP basis over that determined on a statutory basis. Restricted net assets at December 31, 2001 in compliance with all regulations were $445,143. Without formal regulatory approval, United Investors can pay its stockholders dividends of approximately $45.8 million in 2002.

   Litigation: United Investors is engaged in routine litigation arising from the normal course of business. In management's opinion, this litigation will not materially affect United Investors' financial position or results of operations. On March 19, 2002, an Alabama jury awarded $50 million compensatory damages to United Investors against Waddell & Reed Financial, Inc. and subsidiaries. WDR is a former distributor of United Investors' variable annuities. The dispute arose regarding certain compensation on United Investors' in-force block of variable annuities and alleged a scheme by WDR to improperly replace United Investors' variable annuities with another company. United Investors will not record this award as income until all appeals, if any, are completed. In addition, United Investors' request for injunctive relief to prohibit future improper policy replacements by WDR remains to be decided by the Court.

   Concentrations of Credit Risk: United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The portfolio consists of securities of the U.S. government or U.S. government-backed securities (4%); nongovernment-guaranteed

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 10--Commitments and Contingencies (continued)

mortgage-backed securities (3%); securities of state and municipal governments (1%); investment-grade corporate bonds (55%); preferred stock in affiliates (26%); noninvestment-grade securities (7%); and policy loans (2%), which are secured by the underlying insurance policy values. The balance of the portfolio is invested in short-term investments.

   Investments in municipal governments and corporations are made throughout the U.S. with no concentration in any given state. Corporate debt and equity investments are made in a wide range of industries. At December 31, 2001, 3% or more of the portfolio was invested in the following industries: Electric, gas, and sanitary services (10%); depository institutions (10%); nondepository credit institutions (7%); and communications (4%). At year-end 2001, 10% of the carrying value of fixed maturities was rated below investment grade (BB or lower as rated by Moody's, Standard & Poor's, or the equivalent NAIC designation). Par value of these investments was $77.0 million, amortized cost was $70.1 million, and market value was $62.1 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

   Collateral Requirements: United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investors' investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

Note 11--Supplemental Disclosures of Cash Flow Information

   The following table summarizes United Investors' noncash transactions, which are not reflected on the statement of cash flows as required by GAAP:

                                                     Year Ended December 31,
                                                    ---------------------------
                                                      2001      2000     1999
                                                    --------  -------- --------
       Due from affiliates......................... $274,216  $284,759 $274,744
       Future policy benefits......................  276,572   300,698  287,376

   The following table summarizes certain amounts paid (refund) during the period:

                                                     Year Ended December 31,
                                                    ---------------------------
                                                      2001      2000     1999
                                                    --------  -------- --------
       Taxes paid.................................. $(16,952) $  7,942  $13,142
       Interest paid...............................      230       636      204

Note 12--Business Segments

   United Investors' segments are based on the insurance product lines it markets and administers, life insurance and annuities. These major product lines are set out as segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flow for the insurance segments and the corporate function.

   Life insurance products include traditional and interest-sensitive whole life insurance as well as term life and variable life insurance. Annuities include both fixed-benefit and variable contracts. Variable contracts allow policyholders to choose from a variety of mutual funds in which to direct their deposits.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

   United Investors markets its insurance products through a number of distribution channels, each of which sells the products of one or more of United Investors' insurance segments. The tables below present segment premium revenue by each of United Investors' marketing groups.

                                                For the Year 2001
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 5,973   6.9%  $--          $ 5,973   6.9%
Waddell & Reed......................  61,693  71.2%                61,693  70.9%
Liberty National....................  12,746  14.7%                12,746  14.7%
United American ....................     163   0.2%   339  100.0%     502   0.6%
Globe Direct Response...............   6,044   7.0%                 6,044   7.0%
                                     ------- -----   ----  -----  ------- -----
                                     $86,619 100.0%  $339  100.0% $86,958 100.0%
                                     ======= =====   ====  =====  ======= =====

                                                For the Year 2000
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 6,261   7.9%  $--          $ 6,261   7.8%
Waddell & Reed......................  61,691  77.9%                61,691  77.3%
Liberty National....................   9,639  12.2%                 9,639  12.1%
United American ....................      66   0.1%   641  100.0%     707   0.9%
Globe Direct Response...............   1,507   1.9%                 1,507   1.9%
                                     ------- -----   ----  -----  ------- -----
                                     $79,164 100.0%  $641  100.0% $79,805 100.0%
                                     ======= =====   ====  =====  ======= =====
                                                For the Year 1999
                                     ------------------------------------------
                                         Life         Annuity         Total
                                     -------------  ------------  -------------
                                             % of          % of           % of
Distribution Channel                 Amount  Total  Amount Total  Amount  Total
--------------------                 ------- -----  ------ -----  ------- -----
Independent Producers............... $ 6,526   8.9%  $--          $ 6,526   8.9%
Waddell & Reed......................  60,996  83.2%                60,996  82.7%
Liberty National....................   5,399   7.4%                 5,399   7.3%
United American.....................      48   0.1%   473  100.0%     521   0.7%
Globe Direct Response...............     276   0.4%                   276   0.4%
                                     ------- -----   ----  -----  ------- -----
                                     $73,245 100.0%  $473  100.0% $73,718 100.0%
                                     ======= =====   ====  =====  ======= =====

   Because of the nature of the insurance industry, United Investors has no individual or group which would be considered a major customer. Substantially all of United Investors' business is conducted in the United States, primarily in the Southeast and Southwestern regions.

   The measure of profitability for insurance segments is underwriting income before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before administrative expenses and consists of premium, less net policy obligations, acquisition expenses, and commissions. It differs from GAAP pretax operating income before other income and administrative expense for two primary reasons. First, there is a reduction to

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

policy obligations for interest credited by contract to policyholders because this interest is earned and credited by the investment segment. Second, interest is also added to acquisition expense which represents the implied interest cost of deferred acquisition costs, which is funded by and is attributed to the investment segment.

   The measure of profitability for the investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements. The investment segment is measured on a tax-equivalent basis, equating the return on tax-exempt investments to the pretax return on taxable investments. Other than the above-mentioned interest allocations, there are no other intersegment revenues or expenses. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the "Other" segment category. The table below sets forth a reconciliation of United Investors' revenues and operations by segment to its major income statement line items.

                                            For the Year 2001
                         ----------------------------------------------------------
                          Life    Annuity  Investment  Other    Adjustments  Total
                         -------  -------  ---------- --------  ----------- -------
Revenues
 Premiums............... $86,619  $   339   $   --    $    --      $ --     $86,958
 Policy charges and
  fees..................  22,984   59,461                                    82,445
 Net investment income..                     64,313                          64,313
 Other income...........           23,302                                    23,302
                         -------  -------   -------   --------     -----    -------
  Total deferred........ 109,603   83,102    64,313                         257,018

Benefits and Expenses
 Policy benefits........  67,130   28,473                                    95,603
 Required reserve
  interest.............. (21,001) (14,460)   35,461                               0
 Amortization of
  acquisition costs.....  22,409   33,188                                    55,597
 Commissions and premium
  taxes.................   6,308    2,303                                     8,611
 Required interest on
  acquisition costs.....  10,252    8,417   (18,669)                              0
                         -------  -------   -------   --------     -----    -------
  Total deferred........  85,098   57,921    16,792                         159,811
                         -------  -------   -------   --------     -----    -------
 Underwriting income
  before other income
  and administrative
  expense...............  24,505   25,181    47,521                          97,207
 Administrative
  expense...............                                 9,083                9,083
 Goodwill amortization..                                   946                  946
 Deferred acquisition
  cost adjustment.......                                                          0
                         -------  -------   -------   --------     -----    -------
 Pretax operating
  income................ $24,505  $25,181   $47,521   $(10,029)    $ --     $87,178
                         =======  =======   =======   ========     =====
 Realized investment gains/losses and deferred acquisition cost
  adjustment............................................................        320
                                                                            -------
  Operating income before income taxes..................................    $87,498
                                                                            =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)
Note 12--Business Segments (continued)

                                             For the Year 2000
                         ------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments  Total
                         --------  --------  ---------- -------  ----------- --------
Revenues
 Premium................ $ 79,164  $    641   $    --   $   --      $ --     $ 79,805
 Policy charges and
  fees..................   19,218    52,150                                    71,368
 Net investment income..                        63,472                         63,472
 Other income...........             19,619                                    19,619
                         --------  --------   --------  -------     -----    --------
  Total Revenues........   98,382    72,410     63,472                        234,264

Benefits and Expenses
 Policy benefits........   59,131    28,706                                    87,837
 Required reserve
  interest..............  (19,888)  (15,741)    35,629                              0
 Amortization of
  acquisition costs.....   20,353    19,736                                    40,089
 Commissions and premium
  taxes.................    5,358     2,049                                     7,407
 Required interest on
  acquisition costs.....    8,896     7,128    (16,024)                             0
                         --------  --------   --------  -------     -----    --------
  Total Benefits and
   Expenses.............   73,850    41,878     19,605                        135,333
                         --------  --------   --------  -------     -----    --------

 Underwriting income
  before other income
  and administrative
  expense...............   24,532    30,532     43,867                         98,931
 Administrative
  expense...............                                  6,701                 6,701
 Goodwill amortization..                                    946                   946
 Deferred acquisition
  cost adjustment.......                                                            0
                         --------  --------   --------  -------     -----    --------
 Pretax operating
  income................ $ 24,532  $ 30,532   $ 43,867  $(7,647)    $ --       91,284
                         ========  ========   ========  =======     =====
 Realized investment losses and deferred acquisition cost adjustment.....      (5,484)
                                                                             --------
  Operating income before income taxes...................................    $ 85,800
                                                                             ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

                                             For the Year 1999
                         ------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments  Total
                         --------  --------  ---------- -------  ----------- --------
Revenues
 Premium................ $ 73,245  $    473   $    --   $   --      $ --     $ 73,718
 Policy charges and
  fees..................   16,251    40,401                                    56,652
 Net investment income..                        63,388                         63,388
 Other income...........             17,058                                    17,058
                         --------  --------   --------  -------     -----    --------
  Total Revenues........   89,496    57,932     63,388                        210,816

Benefits and Expenses
 Policy benefits........   51,595    26,686                                    78,281
 Required reserve
  interest..............  (19,262)  (16,625)    35,887                              0
 Amortization of
  acquisition costs.....   18,377    14,907                                    33,284
 Commissions and premium
  taxes.................    5,207       690                                     5,897
 Required interest on
  acquisition costs.....    8,179     5,646    (13,825)                             0
                         --------  --------   --------  -------     -----    --------
  Total Benefits and
   Expenses.............   64,096    31,304     22,062                        117,462
                         --------  --------   --------  -------     -----    --------

 Underwriting income
  before other income
  and administrative
  expense...............   25,400    26,628     41,326                         93,354
 Administrative
  expense...............                                  6,076                 6,076
 Goodwill amortization..                                    946                   946
 Deferred acquisition
  cost adjustment.......                                                            0
                         --------  --------   --------  -------     -----    --------
 Pretax operating
  income................ $ 25,400  $ 26,628   $ 41,326  $(7,022)    $ --       86,332
                         ========  ========   ========  =======     =====
 Realized investment losses and deferred acquisition cost adjustment.....      (5,023)
                                                                             --------
  Operating income before income taxes...................................    $ 81,309
                                                                             ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 12--Business Segments (continued)

   Assets for each segment are reported based on a specific identification basis. The insurance segments' assets contain deferred acquisition costs, value of insurance purchased, and separate account assets. The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to corporate operations. All other assets are included in the other category. The table below reconciles segment assets to total assets as reported in the financial statements.

                                              At December 31, 2001
                         --------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments   Total
                         -------- ---------- ---------- -------- ----------- ----------
Cash and invested
 assets.................                     $  913,716                      $  913,716
Accrued investment
 income.................                        11,770                           11,770
Deferred acquisition
 cost...................  153,028    122,289                                    275,317
Goodwill................                                  26,628                 26,628
Separate account
 assets.................           2,502,284                                  2,502,284
Other assets............                                 314,705                314,705
                         -------- ----------  --------  --------    -----    ----------
Total assets............ $153,028 $2,624,573  $925,486  $341,333    $   0    $4,044,420
                         ======== ==========  ========  ========    =====    ==========
                                              At December 31, 2000
                         --------------------------------------------------------------
                           Life    Annuity   Investment  Other   Adjustments   Total
                         -------- ---------- ---------- -------- ----------- ----------
Cash and invested
 assets................. $    --  $      --   $869,600  $    --     $ --     $  869,600
Accrued investment
 income.................                        11,495                           11,495
Deferred acquisition
 costs..................  143,671    141,459                                    285,130
Goodwill................                                  27,573                 27,573
Separate account
 assets.................           3,741,415                                  3,741,415
Other assets............                                 317,651                317,651
                         -------- ----------  --------  --------    -----    ----------
Total assets............ $143,671 $3,882,874  $881,095  $345,224    $ --     $5,252,864
                         ======== ==========  ========  ========    =====    ==========


Note 13--Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of operations and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

Note 14--Change in Accounting Principles

   Asset-Backed Securities. United Investors adopted new accounting guidance Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20) effective April 1, 2001. EITF 99-20 changed the method of accounting for most of Torchmark's asset-backed securities, but it excluded U.S. government and government-guaranteed securities. It requires that interest income be accounted for using the prospective effective-yield method, whereby changes in future cash flow expectations are accounted for over the remaining life of the security. This is accomplished through recalculating a new yield-to-maturity at the end of each reporting period for interest accrued based on the

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
                         (Dollar amounts in thousands)

Note 14--Change in Accounting Principle (continued)

current book value and revised cash flow expectations. Revised expectations result in revised interest recognition. This prospective method differs from the previously required retrospective effective-yield method whereby the effective yield was based on the future expected and past actual cash flows, and the book value was restated using the newly calculated effective yield as if it had been in effect since purchase.

   EITF 99-20 also sets forth specific new rules regarding the impairment of asset-backed securities. Future impairments, if any, are to be recognized as a component of realized investment losses. On initial application of this standard, impairments were recognized as a change in accounting principle. Reversals of impairment charges recognized subsequent to adoption of EITF 99-20 are prohibited.

   In accordance with this guidance, United Investors evaluated the expected cash flows on its asset-backed securities under the new rules. As a result, United Investors determined that these assets were impaired by $6.1 million, or $4.0 million after tax. This impairment charge was recorded as a cumulative effect of a change in accounting principle in the second quarter of 2001.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of
United Investors Life Insurance Company
And the Contract Owners of the
Titanium Annuity Variable Account
Birmingham, Alabama

We have audited the accompanying balance sheets of each of the sub-accounts ("portfolios" for the purpose of this report) that comprise Titanium Annuity Variable Account as of December 31, 2001, and the related statements of operations and changes in net assets for the year ended December 31, 2001 and the period November 6, 2000 (commencement of operations) to December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective portfolios of Titanium Annuity Variable Account as of December 31, 2001, and the results of their operations and changes in net assets for the year ended December 31, 2001 and the period November 6, 2000 to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dallas, Texas
April 5, 2002

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                                 BALANCE SHEETS
                               December 31, 2001

                                                                                                                 Scudder Scudder
                                                                    Alger     Alger    Alger    Alger              VIT     VIT
                                         AIM VI   AIM VI   AIM VI  American American  American American  Alger    EAFE    Small
                  AIM Capital   AIM VI    Core     Intl   Premier  Income & Leveraged  Midcap   Small   American Equity    Cap
                  Appreciation  Growth   Equity   Growth   Equity   Growth   Allcap    Growth    Cap     Growth   Index   Index
                  ------------ -------- -------- -------- -------- -------- --------- -------- -------- -------- ------- -------
Investment in
mutual funds
(Note B)........    $446,866   $315,022 $314,827 $150,463 $546,207 $347,335 $425,976  $772,732 $109,999 $595,441 $21,068 $94,810
Receivables.....           0          0        0        0        0        0        0         0        0        0   1,528       0
Total assets....     446,866    315,022  314,827  150,463  546,207  347,335  425,976   772,732  109,999  595,441  22,596  94,810
                                                   Dreyfus
                                Dreyfus   Dreyfus  Socially
                    Dreyfus      Money    Quality    Resp
                  Appreciation   Market     Bond    Growth
                  ------------ ---------- -------- --------
Investment in
mutual funds
(Note B)........    $168,786   $1,277,304 $445,910 $272,328
Receivables.....           0            0        0    6,299
Total assets....     168,786    1,277,304  445,910  278,627

Liabilities:
Mortality and
expense risk
charge payable
to sponsor
(Note D)........         222        156      155       75      272      172      210       384       54      297      11      44
Other
liabilities.....           0          0        0        0        0        0        0         0        0        0       0   1,948
                    --------   -------- -------- -------- -------- -------- --------  -------- -------- -------- ------- -------
Total
liabilities.....         222        156      155       75      272      172      210       384       54      297      11   1,992
                    --------   -------- -------- -------- -------- -------- --------  -------- -------- -------- ------- -------
Net assets (Note
C)..............    $446,644   $314,866 $314,672 $150,388 $545,935 $347,163 $425,766  $772,348 $109,945 $595,144 $22,585 $92,818
                    ========   ======== ======== ======== ======== ======== ========  ======== ======== ======== ======= =======
Equity:
Equity of
contract owner..     446,644    314,866  314,672  150,388  545,935  347,163  425,766   772,348  109,945  595,144  22,585  92,818
                    --------   -------- -------- -------- -------- -------- --------  -------- -------- -------- ------- -------
Total equity....    $446,644   $314,866 $314,672 $150,388 $545,935 $347,163 $425,766  $772,348 $109,945 $595,144 $22,585 $92,818
                    ========   ======== ======== ======== ======== ======== ========  ======== ======== ======== ======= =======
Accumulation
units
outstanding.....      71,655     58,039   48,164   21,446   67,285   42,700   60,952    91,812   18,463   77,074   3,157   9,614
                    ========   ======== ======== ======== ======== ======== ========  ======== ======== ======== ======= =======
Net assets value
per unit........    $  6.233   $  5.425 $  6.533 $  7.012 $  8.114 $  8.130 $  6.985  $  8.412 $  5.955 $  7.722 $ 7.155 $ 9.655
                    ========   ======== ======== ======== ======== ======== ========  ======== ======== ======== ======= =======
Cost of invested
assets..........     516,111    381,524  344,833  183,563  581,019  375,947  450,864   790,062  120,661  665,625  25,244  91,001
                    ========   ======== ======== ======== ======== ======== ========  ======== ======== ======== ======= =======
Liabilities:
Mortality and
expense risk
charge payable
to sponsor
(Note D)........          84          642      217      139
Other
liabilities.....           0            9        0        0
                  ------------ ---------- -------- --------
Total
liabilities.....          84          651      217      139
                  ------------ ---------- -------- --------
Net assets (Note
C)..............    $168,702   $1,276,653 $445,693 $278,488
                  ============ ========== ======== ========
Equity:
Equity of
contract owner..     168,702    1,276,653  445,693  278,488
                  ------------ ---------- -------- --------
Total equity....    $168,702   $1,276,653 $445,693 $278,488
                  ============ ========== ======== ========
Accumulation
units
outstanding.....      19,974      123,695   40,715   41,083
                  ============ ========== ======== ========
Net assets value
per unit........    $  8.446   $   10.321 $ 10.400 $  6.778
                  ============ ========== ======== ========
Cost of invested
assets..........     173,999    1,277,304 $453,327 $304,944
                  ============ ========== ======== ========




                       See Notes to Financial Statements.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                          BALANCE SHEETS--(continued)
                               December 31, 2001

                         Evergreen Evergreen  Evergreen Evergreen Invesco   Invesco    Invesco    MFS       MFS
                         VA Equity     VA     VA Global VA SMall  VIF Core    VIF-      VIF-    Emerging Investors
                           Index   Foundation  Leaders  Cap Value  Equity  Technology Utilities  Growth    Trust
                         --------- ---------- --------- --------- -------- ---------- --------- -------- ---------
Investment in mutual
funds (Note B).......... $328,469   $36,097    $87,190  $550,840  $360,229  $483,520  $278,329  $414,854 $204,879
Receivables.............        0         0          0         0         0         0         0         0        0
Total assets............  328,469    36,097     87,190   550,840   360,229   483,520   278,329   414,854  204,879

Liabilities:
Mortality and expense
risk charge payable to
sponsor (Note D)........      162        18         43       270       176       241       136       205      101
Other liabilities.......        0         0          0         0         0         0         0         0        0
Total liabilities.......      162        18         43       270       176       241       136       205      101
                         --------   -------    -------  --------  --------  --------  --------  -------- --------
Net assets (Note C)..... $328,307   $36,079    $87,147  $550,570  $360,053  $483,279  $278,193  $414,649 $204,778
                         ========   =======    =======  ========  ========  ========  ========  ======== ========
Equity:
Equity of contract
owner...................  328,307    36,079     87,147   550,570   360,053   483,279   278,193   414,649  204,778
                         --------   -------    -------  --------  --------  --------  --------  -------- --------
Total equity............ $328,307   $36,079    $87,147  $550,570  $360,053  $483,279  $278,193  $414,649 $204,778
                         ========   =======    =======  ========  ========  ========  ========  ======== ========
Accumulation units
outstanding.............   41,042     4,174     10,752    44,625    40,756   131,552    42,461    72,143   25,468
                         ========   =======    =======  ========  ========  ========  ========  ======== ========
Net assets value per
unit.................... $  7.999   $ 8.644    $ 8.105  $ 12.338  $  8.834  $  3.674  $  6.552  $  5.748 $  8.041
                         ========   =======    =======  ========  ========  ========  ========  ======== ========
Cost of invested
assets.................. $337,363   $37,751    $89,490  $529,396  $373,380  $595,517  $348,055  $482,929 $220,905
                         ========   =======    =======  ========  ========  ========  ========  ======== ========

                                                      Strong              Templeton
                                    MFS     Strong   Mid Cap    Strong      Global   Templeton
                           MFS     Total   Discovery  Growth  Opportunity   Asset     Foreign
                         Research  Return     II        II        II      Allocation Securities    Total
                         -------- -------- --------- -------- ----------- ---------- ---------- -----------
Investment in mutual
funds (Note B).......... $116,376 $668,548  $87,370  $409,203  $501,706    $143,330   $41,203   $11,017,218
Receivables.............        0        0        0       304    86,381           0         0        92,555
Total assets............  116,376  668,548   87,370   409,507   588,087     143,330    41,203    11,109,773

Liabilities:
Mortality and expense
risk charge payable to
sponsor (Note D)........       57      331       42       202       291          71        20         5,503
Other liabilities.......        0        0        0         0         0           0         0             0
Total liabilities.......       57      331       42       202       291          71        20         5,503
                         -------- --------  -------  --------  --------    --------   -------   -----------
Net assets (Note C)..... $116,319 $668,217  $87,328  $409,305  $587,796    $143,259   $41,183   $11,104,270
                         ======== ========  =======  ========  ========    ========   =======   ===========
Equity:
Equity of contract
owner...................  116,319  668,217   87,328   409,305   587,796     143,259    41,183    11,104,270
                         -------- --------  -------  --------  --------    --------   -------   -----------
Total equity............ $116,319 $668,217  $87,328  $409,305  $587,796    $143,259   $41,183   $11,104,270
                         ======== ========  =======  ========  ========    ========   =======   ===========
Accumulation units
outstanding.............   16,765   65,319    8,720    74,063    61,507      15,955     4,891
                         ======== ========  =======  ========  ========    ========   =======
Net assets value per
unit.................... $  6.938 $ 10.230  $10.014  $  5.526  $  9.557    $  8.979   $ 8.419
                         ======== ========  =======  ========  ========    ========   =======
Cost of invested
assets.................. $129,051 $673,524  $92,314  $479,594  $506,296    $153,067   $42,418   $11,827,077
                         ======== ========  =======  ========  ========    ========   =======   ===========

                       See Notes to Financial Statements.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                          Year Ended December 31, 2001

                                                                          Alger      Alger     Alger     Alger
                                            AIM VI    AIM VI    AIM VI   American  American   American  American   Alger
                    AIM Capital   AIM VI     Core      Intl    Premier   Income &  Leveraged   Midcap    Small    American
                    Appreciation  Growth    Equity    Growth    Equity    Growth    Allcap     Growth     Cap      Growth
                    ------------ --------  --------  --------  --------  --------  ---------  --------  --------  --------
 Dividend income
 (Note B, D)......    $ 35,607   $    722  $    144  $  4,477  $ 11,543  $ 12,962  $  9,252   $ 26,020  $     38  $ 34,355
 Expense paid to
 Sponsor (Note D):
 Mortality and
 expense risk
 charge                  5,897      4,434     4,991     2,523     6,975     2,756     3,601      5,433       876     4,939
 Policy charges...          31         31        23         7         4         7        22         14         0        47
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
  Total...........       5,928     (3,743)   (4,870)    1,947     4,564    10,199     5,629     20,573      (838)   29,369
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
 Net investment
 income...........      29,679     (3,743)   (4,870)    1,947     4,564    10,199     5,629     20,573      (838)   29,369
 Realized
 investment gains
 (losses)
 including
 distributions....     (16,443)   (31,871)  (14,251)   (1,767)   (7,537)   (1,578)  (13,842)    (2,793)   (1,356)  (14,239)
 Unrealized
 investment gains
 (losses).........     (65,085)   (60,299)  (29,125)  (29,976)  (34,485)  (29,438)  (24,932)   (17,098)  (10,661)  (68,574)
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
 Net gain (loss)
 on investments...     (81,528)   (92,170)  (43,376)  (31,743)  (42,022)  (31,016)  (38,774)   (19,891)  (12,017)  (82,813)
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
 Net increase
 (decrease) in net
 assets from
 operations.......     (51,849)   (95,913)  (48,246)  (29,796)  (37,458)  (20,817)  (33,145)       682   (12,855)  (53,444)
 Premiums deposits
 and net
 transfers*.......     450,296    299,930   365,666   146,390   665,799   379,050   515,900    758,035   133,313   625,669
 Transfers to
 Sponsor for
 benefits and
 terminations.....     (12,639)   (13,282)  (29,007)   (8,467) (111,706)  (34,583)  (66,725)   (13,192)  (10,513)  (37,778)
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
 Total increase
 (decrease).......     385,808    190,735   288,413   108,127   516,635   323,650   416,030    745,525   109,945   534,447
 Net assets at
 beginning of
 period...........    $ 60,836   $124,131  $ 26,259  $ 42,261  $ 29,300  $ 23,513  $  9,736   $ 26,823  $      0  $ 60,697
                      --------   --------  --------  --------  --------  --------  --------   --------  --------  --------
 Net assets at end
 of period
 (Note C).........    $446,644   $314,866  $314,672  $150,388  $545,935  $347,163  $425,766   $772,348  $109,945  $595,144
                      ========   ========  ========  ========  ========  ========  ========   ========  ========  ========
                    Scudder  Scudder
                      VIT      VIT                                      Dreyfus
                     EAFE     Small                Dreyfus    Dreyfus   Socially
                    Equity     Cap     Dreyfus      Money     Quality     Resp
                     Index    Index  Appreciation   Market      Bond     Growth
                    -------- ------- ------------ ----------- --------- ---------
 Dividend income
 (Note B, D)......  $     0  $ 4,597   $  1,444   $   18,219  $ 16,073  $    166
 Expense paid to
 Sponsor (Note D):
 Mortality and
 expense risk
 charge                 430      464      2,672       12,289     4,302     4,017
 Policy charges...        7       11          4           35        16        34
                    -------- ------- ------------ ----------- --------- ---------
  Total...........     (437)   4,122     (1,232)       5,895    11,755    (3,885)
                    -------- ------- ------------ ----------- --------- ---------
 Net investment
 income...........     (437)   4,122     (1,232)       5,895    11,755    (3,885)
 Realized
 investment gains
 (losses)
 including
 distributions....     (931)      21     (1,566)           0       306    (9,744)
 Unrealized
 investment gains
 (losses).........   (4,079)   3,747     (5,220)           0    (7,775)  (31,981)
                    -------- ------- ------------ ----------- --------- ---------
 Net gain (loss)
 on investments...   (5,010)   3,768     (6,786)           0    (7,469)  (41,725)
                    -------- ------- ------------ ----------- --------- ---------
 Net increase
 (decrease) in net
 assets from
 operations.......   (5,447)   7,890     (8,018)       5,895     4,286   (45,610)
 Premiums deposits
 and net
 transfers*.......   27,765   81,989    208,919    1,017,782   367,202   324,231
 Transfers to
 Sponsor for
 benefits and
 terminations.....   (7,356)       0    (36,108)     (31,773)  (17,280)  (10,749)
                    -------- ------- ------------ ----------- --------- ---------
 Total increase
 (decrease).......   14,962   89,879    164,793      991,904   354,208   267,872
 Net assets at
 beginning of
 period...........  $ 7,623  $ 2,939   $  3,909   $  284,749  $ 91,485  $ 10,616
                    -------- ------- ------------ ----------- --------- ---------
 Net assets at end
 of period
 (Note C).........  $22,585  $92,818   $168,702   $1,276,653  $445,693  $278,488
                    ======== ======= ============ =========== ========= =========

-----
* Includes transfer activity from (to) other portfolios.

                       See Notes to Financial Statements.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS--(continued)
                         Year Ended December 31, 2001

                       Evergreen  Evergreen  Evergreen Evergreen               Invesco    Invesco       MFS         MFS
                       VA Equity      VA     VA Global VA Small   Invesco VIF    VIF-       VIF-     Emerging    Investors
                         Index    Foundation  Leaders  Cap Value  Core Equity Technology Utilities    Growth       Trust
                       ---------  ---------- --------- ---------  ----------- ---------- ---------- -----------  ---------
Dividend income (Note
B, D)................. $  3,448    $    822   $   383  $ 33,310    $  4,768    $      0   $  2,837  $     9,875  $  2,827
Expense paid to
Sponsor (Note D):
 Mortality and expense
 risk charge..........    2,073         340       767     2,190       2,435       4,162      2,231        3,691     1,770
 Policy charges.......        0           0         7         3           0          51          9           31        11
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
 Total................    2,073         340       774     2,193       2,435       4,213      2,240        3,722     1,781
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
Net investment
income................    1,375         482      (391)   31,117       2,333      (4,213)       597        6,153     1,046
Realized investment
gains (losses)
including
distributions.........   (1,244)       (380)   (2,629)   (5,451)     (1,900)    (29,903)    (1,008)     (15,896)   (6,744)
Unrealized investment
gains (losses)........   (8,894)     (1,654)   (2,308)   21,367     (13,144)   (102,790)   (69,849)     (67,530)  (15,962)
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
Net gain (loss) on
investments...........  (10,138)     (2,034)   (4,937)   15,916     (15,044)   (132,693)   (70,857)     (83,426)  (22,706)
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
Net increase
(decrease) in net
assets from
operation.............   (8,763)     (1,552)   (5,328)   47,033     (12,711)   (136,906)   (70,260)     (77,273)  (21,660)
Premiums deposits and
net transfers* .......  342,090      44,964    92,868   515,817     378,613     593,470    322,559      522,306   224,541
Transfers to Sponsor
for benefits and
terminations..........   (5,020)     (7,333)   (4,439)  (14,968)    (10,654)    (62,773)    (3,947)     (46,370)   (3,319)
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
Total increase
(decreased)...........  328,307      36,079    83,101   547,882     355,248     393,791    248,352      398,663   199,562
Net assets at
beginning of period... $      0    $      0   $ 4,046  $  2,688    $  4,805    $ 89,488   $ 29,841  $    15,986  $  5,216
                       --------    --------   -------  --------    --------    --------   --------  -----------  --------
Net assets at end of
period (Note C)....... $328,307    $ 36,079   $87,147  $550,570    $360,053    $483,279   $278,193  $   414,649  $204,778
                       ========    ========   =======  ========    ========    ========   ========  ===========  ========

                                                                              Templeton
                                              Strong    Strong      Strong      Global   Templeton
                          MFS     MFS Total  Discovery  Mid Cap   Opportunity   Asset     Foreign
                       Research     Return      II     Growth II      II      Allocation Securities    Total
                       ---------  ---------- --------- ---------  ----------- ---------- ---------- -----------
Dividend income (Note
B, D)................. $  5,414    $  9,273   $ 5,974  $      0    $  7,294    $  5,279   $  1,364  $   268,487
Expense paid to
Sponsor (Note D):
 Mortality and expense
 risk charge..........      847       5,227     1,298     6,446       5,957       1,705        279      108,017
 Policy charges.......       17           0         0        48          20           0          0          490
 Total................      864       5,227     1,298     6,494       5,977       1,705        279      108,507
Net investment
income................    4,550       4,046     4,676    (6,494)      1,317       3,574      1,085      159,980
Realized investment
gains (losses)
including
distributions.........     (523)     (2,175)   (1,455)  (36,799)    (11,843)        (79)      (756)    (236,376)
Unrealized investment
gains (losses)........  (12,581)     (5,399)   (4,945)  (69,900)     (5,151)     (9,737)    (1,215)    (784,673)
                       --------    --------   -------  --------    --------    --------   --------  -----------
Net gain (loss) on
investments...........  (13,104)     (7,574)   (6,400) (106,699)    (16,994)     (9,816)    (1,971)  (1,021,049)
                       --------    --------   -------  --------    --------    --------   --------  -----------
Net increase
(decrease) in net
assets from
operations............   (8,554)     (3,528)   (1,724) (113,193)    (15,677)     (6,242)      (886)    (861,069)
Premiums deposits and
net transfers* .......  125,051     674,128    89,052   557,047     612,265     149,671     42,322   11,654,698
Transfers to Sponsor
for benefits and
terminations..........   (2,913)    (43,300)        0   (70,482)    (33,750)       (170)      (253)    (750,849)
                       --------    --------   -------  --------    --------    --------   --------  -----------
Total increase
(decrease)............  113,584     627,300    87,328   373,372     562,838     143,259     41,183   10,042,780
Net assets at
beginning of period... $  2,735    $ 40,917   $     0  $ 35,933    $ 24,958    $      0   $      0  $ 1,061,490
                       --------    --------   -------  --------    --------    --------   --------  -----------
Net assets at end of
period (Note C)....... $116,319    $668,217   $87,328  $409,305    $587,796    $143,259   $ 41,183  $11,104,270
                       ========    ========   =======  ========    ========    ========   ========  ===========

-----
* Includes transfer activity from (to) other portfolios.

                      See Notes to Financial Statements.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
   Period November 6, 2000 (commencement of operations) to December 31, 2000

                                                                         Alger     Alger    Alger              Scudder
                                          AIM VI               AIM VI   American  American American   Alger    VIT EAFE  Scudder
                   AIM Capital   AIM VI    Core      AIM VI    Premier  Income &  Leveragd  Midcap   American   Equity  VIT Small
                   Appreciation  Growth   Equity   Intl Growth Equity    Growth    Allcap   Growth    Growth     Indx   Cap Index
                   ------------ --------  -------  ----------- -------  --------  -------- --------  --------  -------- ---------
 Dividend income
  (Notes B, D)...    $ 1,163    $  1,759  $   409    $ 2,459   $   784  $     0    $    0  $     0   $     0    $  127   $   11
 Expense paid to
  Sponsor (Note
  D):
 Mortality and
 expense risk
 charge..........         34          41       15         24        21        9         5       16        42         7        1
                     -------    --------  -------    -------   -------  -------    ------  -------   -------    ------   ------
 Net investment
  income.........      1,129       1,718      394      2,435       763       (9)       (5)     (16)      (42)      120       10
 Realized
  investment
  gains (losses)
  including
  distributions..          0           0        0          0         0        0         0        0         0         0        0
 Unrealized
  investment
  gains
  (losses).......     (4,160)     (6,203)    (882)    (3,125)     (328)     825        45     (232)   (1,610)      (97)      62
                     -------    --------  -------    -------   -------  -------    ------  -------   -------    ------   ------
 Net gain (loss)
  on
  investments....     (4,160)     (6,203)    (882)    (3,125)     (328)     825        45     (232)   (1,610)      (97)      62
                     -------    --------  -------    -------   -------  -------    ------  -------   -------    ------   ------
 Net increase
  (decrease) in
  net assets from
  operations.....     (3,031)     (4,485)    (488)      (690)      435      816        40     (248)   (1,652)       23       72
 Premiums
  deposits and
  net transfers
  *..............     63,867     128,616   26,747     42,951    28,865   22,697     9,696   27,071    62,349     7,600    2,867
 Transfers to
  Sponsor for
  benefits and
  terminations...          0           0        0          0         0        0         0        0         0         0        0
                     -------    --------  -------    -------   -------  -------    ------  -------   -------    ------   ------
 Total increase
  (decrease).....     60,836     124,131   26,259     42,261    29,300   23,513     9,736   26,823    60,697     7,623    2,939
 Net assets at
  beginning of
  period.........          0           0        0          0         0        0         0        0         0         0        0
                     -------    --------  -------    -------   -------  -------    ------  -------   -------    ------   ------
 Net assets at
  end of period
  (Note C).......    $60,836    $124,131  $26,259    $42,261   $29,300  $23,513    $9,736  $26,823   $60,697    $7,623   $2,939
                     =======    ========  =======    =======   =======  =======    ======  =======   =======    ======   ======
                                Dreyfus
                     Dreyfus     Money
                   Appreciation  Market
                   ------------ --------
 Dividend income
  (Notes B, D)...     $    0    $  1,163
 Expense paid to
  Sponsor (Note
  D):
 Mortality and
 expense risk
 charge..........          1         267
                   ------------ -------- ---
 Net investment
  income.........         (1)        896
 Realized
  investment
  gains (losses)
  including
  distributions..          0           0
 Unrealized
  investment
  gains
  (losses).......          8           0
                   ------------ --------
 Net gain (loss)
  on
  investments....          8           0
                   ------------ --------
 Net increase
  (decrease) in
  net assets from
  operations.....          7         896
 Premiums
  deposits and
  net transfers
  *..............      3,902     283,853
 Transfers to
  Sponsor for
  benefits and
  terminations...          0           0
                   ------------ --------
 Total increase
  (decrease).....      3,909     284,749
 Net assets at
  beginning of
  period.........          0           0
                   ------------ --------
 Net assets at
  end of period
  (Note C).......     $3,909    $284,749
                   ============ ========

                                 Dreyfus   Dreyfus   Evergreen Evergreen INVESCO                                 MFS        MFS
                                 Quality  Socially   VA Global VA Small  VIF Core    INVESCO        INVESCO    Emerging  Investors
                                  Bond   Resp Growth  Leaders  Cap Value  Equity  VIF-Technology VIF-Utilities  Growth     Trust
                                 ------- ----------- --------- --------- -------- -------------- ------------- --------  ---------
 Dividend income (Notes B, D)..  $   283   $    86    $   14    $   15    $    4     $    12        $    37    $     0    $    0
 Expense paid to Sponsor
  (Note D):
 Mortality and
 expense risk
 charge..........                     38         9         2         1         3          47              4         10         4
                                 -------   -------    ------    ------    ------     -------        -------    -------    ------
 Net investment
  income.........                    245        77        12        14         1         (35)            33        (10)       (4)
 Realized
  investment
  gains (losses)
  including
  distributions..                      0         0         0         0         0           0              0          0         0
 Unrealized
  investment
  gains
  (losses).......                    358      (634)        8        77        (7)     (9,207)           123       (545)      (65)
                                 -------   -------    ------    ------    ------     -------        -------    -------    ------
 Net gain (loss)
  on
  investments....                    358      (634)        8        77        (7)     (9,207)           123       (545)      (65)
                                 -------   -------    ------    ------    ------     -------        -------    -------    ------
 Net increase
  (decrease) in
  net assets from
  operations.....                    603      (557)       20        91        (6)     (9,242)           156       (555)      (69)
 Premiums
  deposits and
  net transfers
  *..............                 90,882    11,173     4,026     2,597     4,811      98,730         29,685     16,540     5,285
 Transfers to
  Sponsor for
  benefits and
  terminations...                      0         0         0         0         0           0              0          0         0
                                 -------   -------    ------    ------    ------     -------        -------    -------    ------
 Total increase
  (decrease).....                 91,485    10,616     4,046     2,688     4,805      89,488         29,841     15,985     5,216
 Net assets at
  beginning of
  period.........                      0         0         0         0         0           0              0          0         0
                                 -------   -------    ------    ------    ------     -------        -------    -------    ------
 Net assets at
  end of period
  (Note C).......                $91,485   $10,616    $4,046    $2,688    $4,805     $89,488        $29,841    $15,985    $5,216
                                 =======   =======    ======    ======    ======     =======        =======    =======    ======
                                                        Strong
                                   MFS        MFS       Mid Cap      Strong
                                 Research Total Return Growth II Opportunity II   Total
                                 -------- ------------ --------- -------------- -----------
 Dividend income (Notes B, D)..   $    0    $     0     $   604     $    54     $    8,984
 Expense paid to Sponsor
  (Note D):
 Mortality and
 expense risk
 charge..........                      3          9          25          20            658
                                 -------- ------------ --------- -------------- -----------
 Net investment
  income.........                     (3)        (9)        579          34          8,326
 Realized
  investment
  gains (losses)
  including
  distributions..                      0          0           0           0              0
 Unrealized
  investment
  gains
  (losses).......                    (94)       423        (492)        561        (25,191)
                                 -------- ------------ --------- -------------- -----------
 Net gain (loss)
  on
  investments....                    (94)       423        (492)        561        (25,191)
                                 -------- ------------ --------- -------------- -----------
 Net increase
  (decrease) in
  net assets from
  operations.....                    (97)       414          87         595        (16,865)
 Premiums
  deposits and
  net transfers
  *..............                  2,832     40,503      35,846      24,363      1,078,354
 Transfers to
  Sponsor for
  benefits and
  terminations...                      0          0           0           0              0
                                 -------- ------------ --------- -------------- -----------
 Total increase
  (decrease).....                  2,735     40,917      35,932      24,958      1,061,489
 Net assets at
  beginning of
  period.........                      0          0           0           0              0
                                 -------- ------------ --------- -------------- -----------
 Net assets at
  end of period
  (Note C).......                 $2,735    $40,917     $35,933     $24,958     $1,061,489
                                 ======== ============ ========= ============== ===========

-----
* Includes transfer activity from (to) other portfolios.

                       See Notes to Financial Statements.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note A--Summary of Significant Accounting Policies

   Organization--The Titanium Annuity Variable Account ("the Variable Account") was established on September 15, 1999 as a segregated account of United Investors Life Insurance Company ("the Sponsor") and has been registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account is currently divided into 32 investment divisions. Each investment division invests exclusively in shares of a single mutual fund portfolio. As of December 31, 2001, the following investment portfolios were available:

  AIM Variable Insurance Funds              The Dreyfus Socially Responsible
   AIM V.I. Capital Appreciation            GrowthFund, Inc.
   Fund--Series I Shares                     The Dreyfus Socially Responsible
   AIM V.I. Growth Fund--Series I            GrowthFund, Inc.--Initial Shares
   Shares                                   Evergreen Investments
   AIM V.I. Core Equity Fund--               Evergreen VA Equity Index Fund
   Series I Shares                           Evergreen VA Foundation Fund
   AIM V.I. Intl Growth Fund--               Evergreen VA Global Leaders Fund
   Series I Shares                           Evergreen VA Small Cap Value Fund
   AIM V.I. Premier Equity Fund--           INVESCO Variable Investment Funds,
   Series I Shares                          Inc.
  The Alger American Fund                    INVESCO VIF-Core Equity Fund
   Alger American Growth Portfolio--         INVESCO VIF-Technology Fund
   Class O Shares                            INVESCO VIF-Utilities Fund
   Alger American Income & Growth           MFS(R) Variable Insurance Trust
   Portfolio-- Class O Shares                MFS(R) Emerging Growth Series
   Alger American Leveraged AllCap           MFS(R) Investors Trust Series
   Portfolio-- Class O Shares                MFS(R) Research Series
   Alger American Midcap Growth              MFS(R) Total Return Series
   Portfolio-- Class O Shares               Strong Variable Insurance Funds,
   Alger American Small Cap                 Inc.
   Portfolio--Class O Shares                 Strong Discovery Fund II
  Deutsche Asset Management VIT Funds        Strong Mid Cap Growth fund II
   Scudder VIT EAFE(R) Equity Index         Strong Opportunity Fund, II
   Fund                                      Strong Opportunity Fund II
   Scudder VIT Small Cap Index Fund         Franklin Templeton Variable
  Dreyfus Variable Investment Fund          InsuranceProducts Trust
   Dreyfus VIF Appreciation                  Templeton Global Asset Allocation
   Portfolio--Initial Shares                 Fund-- Class 2
   Dreyfus VIF Money Market Portfolio        Templeton Foreign Securities
   Dreyfus VIF Quality Bond                  Fund--Class 2
   Portfolio--Initial Shares

The assets of each portfolio are held separate from the assets of the other portfolios and the investment performance of one portfolio has no effect on any other portfolio.

   Basis of Presentation--The financial statements of the Variable Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

   Federal Taxes--Currently no charge is made to the Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Variable Account investment income under current tax law.

Note B--Investments

   Stocks and convertible bonds of each portfolio are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

valued using a matrix pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates fair value.

   Security transactions are accounted for by portfolio on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   Investments in shares of the separate investment portfolios are stated at fair value which is the net asset value per share as determined by the respective portfolios (see Note C--Net Assets). Dividends received by the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

   The following is a summary of reinvested dividends by portfolio:

   Investment Portfolio                        2001                2000
   --------------------                 ------------------- -------------------
                                          Shares   Dividend   Shares   Dividend
                                        Reinvested  Income  Reinvested  income
                                        ---------- -------- ---------- --------
   AIM V.I. Capital Appreciation
    Fund..............................     1,672    35,607       36     $1,163
   AIM V.I. Growth Fund...............        45       722       67      1,759
   AIM V.I. Core Equity Fund..........         7       144       15        409
   AIM V.I. Intl Growth Fund..........       310     4,477      120      2,459
   AIM V.I. Premier Equity Fund.......       510    11,543       28        784
   Alger American Growth Portfolio....       815    34,355        0          0
   Alger American Income & Growth
    Portfolio.........................     1,106    12,962        0          0
   Alger American Leveragd AllCap
    Portfolio.........................       264     9,257        0          0
   Alger American Midcap Growth
    Portfolio.........................     6,717    26,020        0          0
   Alger American Small Cap
    Portfolio.........................         2        38        0          0
   Scudder VIT EAFE(R) Equity Index
    Fund..............................         0         0       12        127
   Scudder VIT Small Cap Index Fund...       433     4,597        1         11
   Dreyfus VIF Appreciation
    Portfolio.........................        42     1,444        0          0
   Dreyfus VIF Money Market
    Portfolio.........................    18,219    18,219    1,163      1,163
   Dreyfus VIF Quality Bond
    Portfolio.........................     1,391    16,073       25        283
   The Dreyfus Socially Responsible
    Growth Fund, Inc. ................         6       166        2         86
   Evergreen VA Equity Index Fund.....       387     3,448        0          0
   Evergreen VA Foundation Fund.......        63       822        0          0
   Evergreen VA Global Leaders Fund...        31       383        1         14
   Evergreen VA Small Cap Value Fund..     2,878    33,310        1         15
   INVESCO VIF-Core Equity Fund.......       275     4,768        1          4
   INVESCO VIF-Technology Fund........         0         0        1         12
   INVESCO VIF-Utilities Fund.........       201     2,837        2         37
   MFS(R) Emerging Growth Series......       471     9,875        0          0
   MFS(R) Investors Trust Series......       150     2,827        0          0
   MFS(R) Research Series.............       331     5,414        0          0
   MFS(R) Total Return Series.........       496     9,273        0          0
   Strong Discovery Fund II...........       544     5,974        0          0
   Strong Mid Cap Growth Fund II......         0         0       27        604
   Strong Opportunity Fund II.........     4,494     7,294        2         54
   Templeton Global Asset Allocation
    Fund..............................       327     5,279        0          0
   Templeton Foreign Securities Fund..       106     1,364        0          0

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

Note C--Net Assets

  The following table illustrates by component parts (since inception of each portfolio) the net asset value for each portfolio.

2001

                                                                             Alger      Alger     Alger
                                           AIM VI                 AIM VI    American  American   American    Alger     Alger
                  AIM Capital    AIM VI     Core       AIM VI    Premier    Income &  Leveragd    Midcap   American   American
                  Appreciation   Growth    Equity    Intl Growth  Equity     Growth    AllCap     Growth   Small Cap   Growth
                  ------------ ---------- ---------  ----------- --------  ---------- ---------  --------  ---------  --------
Cost to:
    Contract
Owners..........    514,163     $428,546  $392,413    $189,341   $694,664   $401,747  $525,596   $785,106  $133,313   $688,018
 Adjustment for
  market
  appreciation
  (depreciation)..   (48,918)    (95,892)  (43,705)    (27,932)   (30,023)   (17,229)  (29,477)     5,897   (11,979)   (50,068)
Deductions:
 Mortality &
  expense risk
  charge........      (5,931)     (4,475)   (5,006)     (2,547)    (6,996)    (2,765)   (3,606)    (5,449)     (876)    (4,981)
 Policy
  charges.......         (31)        (31)      (23)        (7)        (4)        (7)       (22)       (14)        0        (47)
 Benefits & ter-
  minations.....     (12,639)    (13,282)  (29,007)     (8,467)  (111,706)   (34,583)  (66,725)   (13,192)  (10,513)   (37,778)
                    --------    --------  --------    --------   --------   --------  --------   --------  --------   --------
 Net Assets.....    $446,644    $314,866  $314,672    $150,388   $545,935   $347,163  $425,766   $772,348  $109,945   $595,144
                    ========    ========  ========    ========   ========   ========  ========   ========  ========   ========
                                                                 INVESCO
                               Evergreen  Evergreen   Evergreen    VIF-     INVESCO    INVESCO     MFS        MFS
                  Evergreen VA     VA     VA Global   VA Small     Core       VIF-      VIF-     Emerging  Investors    MFS
                  Equity Index Foundation  Leaders    Cap Value   Equity   Technology Utilities   Growth     Trust    Research
                  ------------ ---------- ---------  ----------- --------  ---------- ---------  --------  ---------  --------
Cost to:
 Contract Own-
  ers...........    $342,090    $ 44,964  $ 96,894    $518,414   $383,424   $692,200  $352,244   $538,846  $229,826   $127,883
 Adjustment for
  market
  appreciation
  (depreciation)..    (6,690)     (1,212)   (4,532)     49,318    (10,279)  (141,888)  (67,860)   (74,096)  (19,944)    (7,784)
Deductions:
 Mortality &
  expense risk
  charge........      (2,073)       (340)     (769)     (2,191)    (2,438)    (4,209)   (2,235)    (3,701)   (1,774)      (850)
 Policy
  charges.......           0           0       (7)         (3)          0        (51)      (9)        (31)      (11)       (17)
 Benefits & ter-
  minations.....      (5,020)     (7,333)   (4,439)    (14,968)   (10,654)   (62,773)   (3,947)   (46,370)   (3,319)    (2,913)
                    --------    --------  --------    --------   --------   --------  --------   --------  --------   --------
 Net Assets.....    $328,307    $ 36,079  $ 87,147    $550,570   $360,053   $483,279  $278,193   $414,649  $204,778   $116,319
                    ========    ========  ========    ========   ========   ========  ========   ========  ========   ========
                                                                                 Dreyfus
                    Scudder    Scudder                                Dreyfus    Socially
                   VIT EAFE   VIT Small    Dreyfus    Dreyfus Money   Quality      Resp
                  Equity Indx Cap Index Appreciation      Market        Bond      Growth
                  ----------- --------- ------------- -------------- ---------- ----------
Cost to:
    Contract
Owners..........    $35,365    $84,856    $212,821      $1,301,635    $458,084   $335,404
 Adjustment for
  market
  appreciation
  (depreciation)..   (4,980)     8,438      (5,334)         19,382       9,245    (42,107)
Deductions:
 Mortality &
  expense risk
  charge........       (437)      (465)     (2,673)        (12,556)     (4,340)    (4,026)
 Policy
  charges.......        (7)        (11)        (4)             (35)        (16)       (34)
 Benefits & ter-
  minations.....     (7,356)         0     (36,108)        (31,773)    (17,280)   (10,749)
                  ----------- --------- ------------- -------------- ---------- ----------
 Net Assets.....   $ 22,585    $92,818    $168,702      $1,276,653    $445,693   $278,488
                  =========== ========= ============= ============== ========== ==========
                                                                     Templeton
                               Strong                                  Global   Templeton
                   MFS Total  Discovery  Strong Mid       Strong       Asset     Foreign
                    Return       II     Cap Growth II Opportunity II Allocation Securities
                  ----------- --------- ------------- -------------- ---------- ----------
Cost to:
 Contract Own-
  ers...........   $714,631    $89,052    $592,893      $  636,628    $149,671   $ 42,322
 Adjustment for
  market
  appreciation
  (depreciation)..    2,122       (426)   (106,587)         (9,085)     (4,537)      (607)
Deductions:
 Mortality &
  expense risk
  charge........     (5,236)    (1,298)     (6,471)         (5,977)     (1,705)      (279)
 Policy
  charges.......          0          0         (48)            (20)          0          0
 Benefits & ter-
  minations.....    (43,300)         0     (70,482)        (33,750)       (170)      (253)
                  ----------- --------- ------------- -------------- ---------- ----------
 Net Assets.....   $668,217    $87,328    $409,305      $  587,796    $143,259   $ 41,183
                  =========== ========= ============= ============== ========== ==========

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

Note C--Net Assets

  The following table illustrates by component parts (since inception of each portfolio) the net asset value for each portfolio.

                                                                             Alger      Alger    Alger
                                             AIM VI               AIM VI    American  American  American    Alger     Scudder
                   AIM Capital    AIM VI      Core      AIM VI    Premier   Income &  Leveragd   Midcap   American   VIT EAFE
 2000              Appreciation   Growth     Equity   Intl Growth Equity     Growth    AllCap    Growth    Growth   Equity Indx
 ----              ------------ ----------- --------- ----------- -------  ---------- --------- --------  --------- -----------
 Cost to:
 Contract
  Owners.........    $63,867     $128,616    $26,747    $42,951   $28,865   $22,697    $ 9,696  $27,071    $62,349    $7,600
 Adjustment for
  market
  appreciation
  (depreciation)..    (2,997)      (4,444)      (473)      (666)      456       825         45     (232)    (1,610)       30
 Deductions:
 Mortality and
  expense risk
  charge.........        (34)         (41)       (15)       (24)      (21)       (9)        (5)     (16)       (42)       (7)
 Benefits and
  terminations...          0            0          0          0         0         0          0        0          0         0
                     -------     --------    -------    -------   -------   -------    -------  -------    -------    ------
 Net Assets......    $60,836     $124,131    $26,259    $42,261   $29,300   $23,513    $ 9,736  $26,823    $60,697    $7,623
                     =======     ========    =======    =======   =======   =======    =======  =======    =======    ======
                                                                  INVESCO
                                  Dreyfus   Evergreen  Evergreen   VIF-     INVESCO    INVESCO    MFS        MFS
                     Dreyfus     Socially   VA Global  VA Small    Core       VIF-      VIF-    Emerging  Investors     MFS
                   Quality Bond Resp Growth  Leaders   Cap Value  Equity   Technology Utilities  Growth     Trust    Research
                   ------------ ----------- --------- ----------- -------  ---------- --------- --------  --------- -----------
 Cost to:
 Contract
  Owners.........    $90,882     $ 11,173    $ 4,026    $ 2,597   $ 4,811   $98,730    $29,685  $16,540    $ 5,285    $2,832
 Adjustment for
  market
  appreciation
  (depreciation)..       641         (548)        22         92        (3)   (9,195)       160     (545)       (65)      (94)
 Deductions:
 Mortality and
  expense risk
  charge.........        (38)          (9)        (2)        (1)       (3)      (47)        (4)     (10)        (4)       (3)
 Benefits and
  terminations...          0            0          0          0         0         0          0        0          0         0
                     -------     --------    -------    -------   -------   -------    -------  -------    -------    ------
 Net Assets......    $91,485     $ 10,616    $ 4,046    $ 2,688   $ 4,805   $89,488    $29,841  $15,985    $ 5,216    $2,735
                     =======     ========    =======    =======   =======   =======    =======  =======    =======    ======
                    Scudder
                   VIT Small    Dreyfus    Dreyfus Money
 2000              Cap Index Appreciation      Market
 ----              --------- ------------- --------------
 Cost to:
 Contract
  Owners.........   $ 2,867     $ 3,902       $283,853
 Adjustment for
  market
  appreciation
  (depreciation)..       73           8          1,163
 Deductions:
 Mortality and
  expense risk
  charge.........        (1)         (1)          (267)
 Benefits and
  terminations...         0           0              0
                   --------- ------------- --------------
 Net Assets......   $ 2,939     $ 3,909       $284,749
                   ========= ============= ==============
                   MFS Total  Strong Mid       Strong
                    Return   Cap Growth II Opportunity II
                   --------- ------------- --------------
 Cost to:
 Contract
  Owners.........   $40,503     $35,845       $ 24,363
 Adjustment for
  market
  appreciation
  (depreciation)..      423         112            615
 Deductions:
 Mortality and
  expense risk
  charge.........        (9)        (25)           (20)
 Benefits and
  terminations...         0           0              0
                   --------- ------------- --------------
 Net Assets......   $40,917     $35,932       $ 24,958
                   ========= ============= ==============

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

Note D--Charges and Deductions

 Fund Management and Fees

   AIM Advisors, Inc., Fred Alger Management, Inc., Deutsche Asset Management, Inc., Dreyfus Corporation, Evergreen Investment Management Company, LLC, INVESCO Funds Group, Inc., Massachusetts Financial Services Company, Strong Capital Management, Inc. and Templeton Investment Counsel, LLC are managers of their respective funds and provide investment advisory services to their respective fund portfolios. Each portfolio will pay the manager a fee for managing its investment. However, for certain portfolios, the manager waived part or all of its management fee during 2001. This management fee by manager as a percentage of the fund's annual average net assets, after amounts waived, is as follows:

   Portfolio                                                    Management Fee
   ---------                                                    --------------
   AIM Variable Insurance Funds
      AIM V.I. Capital Appreciation Fund--Series I Shares...        0.61%
      AIM V.I. Growth Fund--Series I Shares.................        0.62%
      AIM V.I. Core Equity Fund--Series I Shares............        0.61%
      AIM V.I. Intl Growth Fund--Series I Shares............        0.73%
      AIM V.I. Premier Equity Fund--Series I Shares.........        0.60%
   The Alger American Fund
      Alger American Growth Portfolio--Class O Shares.......        0.75%
      Alger American Income & Growth Portfolio--Class O
      Shares................................................        0.63%
      Alger American Leveraged AllCap Portfolio--Class O
      Shares................................................        0.85%
      Alger American Midcap Growth Portfolio--Class O
      Shares................................................        0.80%
      Alger American Small Cap Portfolio--Class O Shares....        0.85%
   Deutsche Asset Management VIT Funds
      Scudder VIT EAFE(R) Equity Index Fund.................        0.30%
      Scudder VIT Small Cap Index Fund......................        0.17%
   Dreyfus Funds
      Dreyfus VIF Appreciation Portfolio--Initial Shares....        0.75%
      Dreyfus VIF Money Market Portfolio....................        0.50%
      Dreyfus VIF Quality Bond Portfolio--Initial Shares....        0.65%
   The Dreyfus Socially Responsible Growth Fund, Inc.
      The Dreyfus Socially Responsible Growth Fund, Inc.--
      Initial Shares........................................        0.75%
   Evergreen Investments
      Evergreen VA Equity Index Fund........................        0.08%
      Evergreen VA Foundation Fund..........................        0.75%
      Evergreen VA Global Leaders Fund......................        0.72%
      Evergreen VA Small Cap Value Fund.....................        0.80%
   INVESCO Variable Investment Funds, Inc.
      INVESCO VIF-Core Equity Fund..........................        0.75%
      INVESCO VIF-Technology Fund...........................        0.75%
      INVESCO VIF-Utilities Fund............................        0.60%
   MFS(R) Variable Insurance Trust
      MFS(R) Emerging Growth Series.........................        0.75%
      MFS(R) Investors Trust Series.........................        0.75%
      MFS(R) Research Series................................        0.75%
      MFS(R) Total Return Series............................        0.75%
   Strong Variable Insurance Funds, Inc. ...................
      Strong Discovery Fund II..............................        0.75%
      Strong Mid Cap Growth Fund II.........................        0.75%

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

   Portfolio                                                      Management Fee
   ---------                                                      --------------
   Strong Opportunity Fund, II
      Strong Opportunity Fund II.................................     0.75%
   Franklin Templeton Variable Insurance Products Trust
      Templeton Global Asset Allocation Fund--Class 2............     0.61%
      Templeton Foreign Securities Fund--Class 2.................     0.68%

Mortality and Expense Risk Charges

   A daily charge is deducted at an effective annual rate of 1.25% of the daily net assets of each investment portfolio to compensate the Sponsor for certain mortality and expense risks assumed. The mortality risk arises from the Sponsor's obligation to make annuity payments (determined in accordance with annuity tables) regardless of how long all annuitants may live. The Sponsor also assumes the risk that other expense charges may be insufficient to cover actual expenses incurred in connection with policy obligations.

Administration Fee

   A daily charge is deducted at an effective annual rate of .15% of the daily assets of each investments portfolio, for administering the variable account and the policy. These expenses include cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge guaranteed not to change during the life of the policy.

Premium Deposit Charges

   The Sponsor does not impose an immediate charge against the initial premium deposits (except for premium taxes incurred).

Annual Policy Maintenance Charge

   The Sponsor deducts an annual policy maintenance charge of $35 from each policy, for expenses in administering the policy. These expenses include cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge is guaranteed not to change during the life of the policy.

Transaction Charge

   For each withdrawal in excess of 12 per policy year, the Sponsor deducts a charge of $20 or 2% of the amount withdrawn, whichever is less, and this charge will not be increased.

Transfer Fee

   For each transfer between subaccounts in excess of 12 per policy year, the Sponsor deducts a $25 transfer fee for each transfer in excess of 12 in a single policy year. This charge will not be increased.

Premium Taxes

   The Sponsor deducts a charge for premium taxes incurred in accordance with state and local law at the time the premium deposit is accepted, when the policy value is withdrawn or surrendered, or when annuity payments begin.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)

Withdrawal Charges

   For surrenders or cash withdrawals occurring during the first ten years following the receipt of a premium deposit, a withdrawal charge is made, measured as a percentage of the premium deposits deemed to be included in the withdrawal or the total premium deposits (in the case of a surrender), as specified in the following table. The withdrawal charge percentage varies depending on the "age" of the premium deposits included in the withdrawal; in other words, the number of full years since the premium deposit was made.


  Number of Full Years
  Since Receipt of    less
  Premium Deposit:    than 1   1   2    3    4    5   6   7   8   9  10+
------------------------------------------------------------------------
  Withdrawal Charge %:     9%  9% 8.5% 8.5% 8.5%  8%  7%  6%  4%  2%  0%


   Withdrawal charges are included in transfers to sponsors for benefits and terminations.

                       TITANIUM ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(Continued)
Note E--Financial Highlights

  The financial highlights of the Titanium Annuity Variable Account for the year ended December 31, 2001 is summarized as follows:

2001

                                                                              Alger      Alger       Alger
                                             AIM V I     AIM VI    AIM VI   American    American   American     Alger
                  AIM Capital    AIM V I       Core       Intl    Premier   Income &   Leveraged    Midcap     American
                  Appreciation    Growth      Equity     Growth    Equity    Growth      Allcap     Growth    Small Cap
                  ------------ ------------ ----------  --------  --------  ---------  ---------- ----------- ----------
Number of units
at December 31,
2001............      71,655       58,039       48,164    21,446    67,285    42,700      60,952     91,812      18,463
Unit fair value
at December 31,
2001............    $  6.233     $  5.425   $    6.533  $  7.012  $  8.114  $  8.130    $  6.985   $  8.412    $  5.955
Net assets at
December 31,
2001............    $446,644     $314,866   $  314,672  $150,388  $545,935  $347,162    $425,766   $772,348    $109,945
Investment
income ratio for
the year ended
December 31,
2001 *..........       14.03%        0.33%        0.08%     4.65%     4.01%     6.99%       4.25%      6.51%       0.07%
Expense ratio
for the year
ended
December 31,
2001 *..........        2.32%        2.02%        2.93%     2.62%     2.43%     1.49%       1.65%      1.36%       1.59%
Total return for
the year ended
December 31,
2001 *..........      -20.42%      -43.68%      -28.29%   -30.93%   -13.02%   -11.23%     -15.21%      0.17%     -23.38%

                               Scudder
                    Alger     VIT EAFE
                   American    Equity
                    Growth     Index
                  ---------- ----------
Number of units
at December 31,
2001............     77,074      3,157
Unit fair value
at December 31,
2001............   $  7.722   $  7.155
Net assets at
December 31,
2001............   $595,144   $ 22,585
Investment
income ratio for
the year ended
December 31,
2001 *..........      10.48%      0.00%
Expense ratio
for the year
ended
December 31,
2001 *..........       1.51%      2.85%
Total return for
the year ended
December 31,
2001 *..........     -16.28%    -36.02%

                  Scudder VIT                Dreyfus    Dreyfus   Socially  Evergreen  Evergreen   Evergreen  Evergreen
                   Small Cap     Dreyfus      Money     Quality     Resp    VA Equity      VA      VA Global   VA Small
                     Index     Appreciation   Market      Bond     Growth     Index    Foundation   Leaders   Cap Value
                  ------------ ------------ ----------  --------  --------  ---------  ---------- ----------- ----------
Number of units
at December 31,
2001............       9,614       19,974      123,695    40,715    41,083    41,042       4,174     10,752      44,625
Unit fair value
at December 31,
2001............    $  9.655     $  8.446   $   10.321  $ 10.400  $  6.778  $  7.999    $  8.644   $  8.105    $ 12.388
Net assets at
December 31,
2001............    $ 92,818     $168,702   $1,276,653  $445,693  $278,488  $328,307    $ 36,079   $ 87,147    $550,570
Investment
income ratio for
the year ended
December 31,
2001 *..........        9.60%        1.67%        2.33%     5.98%     0.11%     2.10%       4.56%      0.84%      12.04%
Expense ratio
for the year
ended
December 31,
2001 *..........        0.97%        3.10%        1.57%     1.60%     2.78%     1.26%       1.88%      1.68%       0.79%
Total return for
the year ended
December 31,
2001 *..........       16.50%       -9.29%        0.76%     1.60%   -31.53%    -5.34%      -8.60%    -11.67%      17.00%

                   Invesco    Invesco
                   VIF Core     VIF
                    Equity   Technology
                  ---------- ----------
Number of units
at December 31,
2001............     40,756    131,552
Unit fair value
at December 31,
2001............   $  8.834   $  3.674
Net assets at
December 31,
2001............   $360,053   $483,279
Investment
income ratio for
the year ended
December 31,
2001 *..........       2.61%      0.00%
Expense ratio
for the year
ended
December 31,
2001 *..........       1.33%      1.45%
Total return for
the year ended
December 31,
2001 *..........      -6.97%    -47.79%

                                                                                                              Templeton
                                               MFS                  MFS      Strong                 Strong      Global
                  Invesco VIF  MFS Emerging Investors     MFS      Total    Discovery  Strong Mid Opportunity   Asset
                   Utilities      Growth      Trust     Research   Return      II      Cap Growth     II      Allocation
                  ------------ ------------ ----------  --------  --------  ---------  ---------- ----------- ----------
Number of units
at December 31,
2001............      42,461       72,143       25,468    16,765    65,319     8,720      74,063     61,507      15,955
Unit fair value
at December 31,
2001............    $  6.552     $  5.748   $    8.041  $  6.938  $ 10.230  $ 10.014    $  5.526   $  9.557    $  8.979
Net assets at
December 31,
2001............    $278,193     $414,649   $  204,778  $116,319  $668,218  $ 87,326    $409,304   $587,796    $143,260
Investment
income ratio for
the year ended
December 31,
2001 *..........        1.84%        4.59%        2.69%     9.09%     2.62%    13.68%       0.00%      2.38%       7.37%
Expense ratio
for the year
ended
December 31,
2001 *..........        1.45%        1.71%        1.69%     1.42%     1.47%     2.97%       2.90%      1.94%       2.38%
Total return for
the year ended
December 31,
2001 *..........      -45.61%      -35.87%      -20.62%   -14.34%    -1.00%    -3.95%     -50.82%     -5.11%      -8.71%
                  Templeton
                   Foreign
                  Securities
                  ----------
Number of units
at December 31,
2001............      4,891
Unit fair value
at December 31,
2001............   $  8.419
Net assets at
December 31,
2001............   $ 41,183
Investment
income ratio for
the year ended
December 31,
2001 *..........       6.62%
Expense ratio
for the year
ended
December 31,
2001 *..........       1.35%
Total return for
the year ended
December 31,
2001 *..........      -4.30%

* Based on the average net assets for the period.

PART C:   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)    Financial Statements
       --------------------

       All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits
     --------

     (1) Resolution of the Board of Directors of United Investors Life Insurance Company ("United Investors") authorizing establishment of the Titanium Annuity Variable Account. \3\
     (2)  Custody Agreements: Not Applicable.
     (3)  (a)  Principal Underwriting Agreements. \1\
               (1)  United Securities Alliance, Inc. Agreements \1\
                    (a)  Distribution Agreement \1\
                    (b)  Selling Group Agreement \1\
          (b) Form of Broker-Dealer Sales Agreements.\7\
          (c) Commission Schedules. \7\
     (4)  (a) Annuity Policy, Form TVA. \3\
          (b) Free Look Endorsement,  Form VFRL*
          (c) Individual Retirement Annuity Endorsement, Form IRAVA*
     (5)  Application. \7\
     (6)  (a) Certificate of Incorporation of United Investors. \2\
          (b) By-Laws of United Investors. \2\
     (7)  Reinsurance Contracts:  Not Applicable.
     (8)  (a) Participation Agreements.
              (1)  AIM Variable Insurance Funds, Inc. \7\
              (2)  The Alger American Fund. \7\
              (3) Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust). \7\
              (4) Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. \7\
              (5)  Evergreen Variable Annuity Trust. \7\
              (6)  INVESCO Variable Investment Funds, Inc. \4\
                   (a) Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \5\
                   (b) Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc.*

              (7)  MFS Variable Insurance Trust. \6\
                   (a) Amendment to Participation Agreement for MFS Variable Insurance Trust. \5\
              (8) Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc., \7\
              (9)  Franklin Templeton Variable Insurance Products Trust \7\
                   (a) Amendment to Participation Agreement for Franklin
                       Templeton Variable Insurance Products Trust*
                   (b) Form of Administration Agreement:  Not Applicable.
     (9)  Opinion of Counsel.*
     (10) (a) Consent of Sutherland Asbill & Brennan LLP.*
          (b) Consent of Deloitte & Touche LLP.*
     (11) Financial statements omitted from Item 23:  Not Applicable.
     (12) Agreements/understandings for providing initial capital:  Not
Applicable.
     (13) Performance Data Calculations. \7\

---------------------------
*    Filed herewith.

\1\ Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-89875, filed on April 27, 2000.

\2\ Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to Form S-6 Registration Statement, File No. 33-11465, filed on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

\3\ Incorporated herein by reference to the Exhibit filed with the Initial Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on August 4, 2000.

\4\ Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.

\5\ Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.

\6\ Incorporated herein by reference to the Exhibit filed with Pre-Effective No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.

\7\ Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

Name and Principal       Position and Offices
Business Address*        with Depositor
------------------       --------------------

C. B. Hudson**           Director

Anthony L. McWhorter     Director, President and Chief  Executive Officer

W. Thomas Aycock         Director, Senior Vice President and Chief Actuary

Tony G. Brill**          Director and Executive Vice President - Administration

Mark S. McAndrew**       Senior Vice President - Marketing

Larry M. Hutchison**     Director

Michael J. Klyce         Vice President and Treasurer

John H. Livingston       Director, Secretary and Counsel

James L. Mayton, Jr.     Vice President and Controller

Carol A. McCoy           Director and Assistant Secretary

Ross W. Stagner          Director and Senior Vice President - Marketing

Terry W. Davis           Director and Senior Vice President - Administration

Carr W. Patterson        Vice President

Ann Allen***             Vice President, Claims Administration

Russell B. Tucker**      Vice President

-------------------------------------
* Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35202-0207.
** Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.
***  Principal business address: Globe Life And Accident Insurance Company, 204
     N. Robinson, Oklahoma City, OK 73102.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
         ----------------------------------------------------------------
         Registrant
         ----------

     The Depositor, United Investors Life Insurance Company, Inc. ("United Investors"), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

                                                 Parent     State/Jurisdiction
Company                                         Co. Code     of Incorporation
-----------------------------------------       --------    -------------------

AILIC Receivables Corporation                       E            Delaware

American Income Life Insurance Co.                  A            Indiana

American Income Marketing Services, Inc.            E            Texas

American Life and Accident Insurance Co.            A            Texas

Brown-Service Funeral Homes Co., Inc.               B            Alabama
(Services burial insurance policies)

First United American Life Insurance Co.            D            New York

Globe Insurance Agency, Inc. (AL)                   C            Alabama

Globe Insurance Agency, Inc. (AR)                   A            Arkansas

Globe Life And Accident Insurance Co.               C            Delaware

Globe Marketing Services Inc.                       A            Oklahoma

Liberty National Auto Club, Inc.                    B            Alabama

Liberty National GroupCare, Inc.                    B            Alabama

Liberty National Life Insurance Co.                 C            Alabama

National Income Life Insurance Co.                  E            New York

TMK Re, Ltd.                                        C            Bermuda

Torch Brokerage Services, Inc.                      F            Alabama

                                                 Parent     State/Jurisdiction
Company                                         Co. Code     of Incorporation
-----------------------------------------       --------    -------------------

Torch Royalty Company                               B            Delaware

Torchmark Corporation (holding company)                          Delaware

United American Insurance Co.                       C            Delaware

United Investors Life Insurance Co.                 B*           Missouri
-----------------------------------
*   Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes
--------------------------------------------

A   Globe Life And Accident Insurance Co.
B   Liberty National Life Insurance Co.
C   Torchmark Corporation
D   United American Insurance Co.
E   American Income Life Insurance Company
F   United Investors Life Insurance Company

Item 27.  Number of Policy Owners
          -----------------------

      As of December 31, 2001, there were 441 owners of the policies.

Item 28.  Indemnification
          ---------------

     Article XII of United Investors' By-Laws provides as follows:

     "Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter
          ---------------------

(a) United Securities Alliance, Inc., is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is not the principal underwriter for any other investment companies.

(b) The following table provides certain information with respect to each Director, officer and partner of United Securities Alliance, Inc.

Name and Principal            Positions and Offices
Business Address*             With Underwriter
------------------            ---------------------

Michael Jones                 Co-President and Chief Compliance Officer

Patrick Sutherland            Co-President and Chief Financial Officer

Ronald K. Bloomingkemper      Director

Curtis Cobb                   Director

David G. Gin                  Director

Ronald J. Petrinovich         Director
---------------------
* The principal business address for the officers and Directors listed is Financial Plaza A, 7730 Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)   Commissions Received by Principal Underwriter during Year Ended 12/31/01
      ------------------------------------------------------------------------

                                   Net Underwriting         Compensation
 Name of Principal                  Discounts and                on
   Underwriter                        Commissions            Redemption
 -----------------                 ----------------         ------------

United Securities Alliance, Inc.    $1,159,212.00               -0-

                         Brokerage
                        Commissions                 Compensation
                        -----------                 ------------

                       Not Applicable                    -0-


Item 30.  Location of Accounts and Records
          --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its administrative office.

Item 31.  Management Services
          -------------------

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings
          ------------

     (a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

     (d) United Investors Life Insurance Company represents that the fees and charges deducted under the annuity policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

                        STATEMENT PURSUANT TO RULE 6c-7

     United Investors and the Variable Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama on the 25th day of April, 2002.


                              TITANIUM ANNUITY VARIABLE ACCOUNT
                              (REGISTRANT)

                              UNITED INVESTORS LIFE INSURANCE COMPANY
                              (DEPOSITOR)

                              By: /s/ Anthony L. McWhorter
                                 ---------------------------------------
                                 Anthony L. McWhorter
                                 President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                   Title                                    Date
---------                   -----                                    ----

/s/ C. B. Hudson
----------------------      Director                             April 25, 2002
C. B. Hudson

/s/ Anthony L. McWhorter
------------------------    Director, President and Chief        April 25, 2002
Anthony L. McWhorter        Executive Officer


/s/ W. Thomas Aycock
----------------------      Director, Senior Vice President      April 25, 2002
W. Thomas Aycock            and Chief Actuary

/s/ Tony G. Brill
----------------------      Director and Executive Vice          April 25, 2002
Tony G. Brill               President - Administration

/s/ Larry M. Hutchison
----------------------      Director                             April 25, 2002
Larry M. Hutchison

/s/ Michael J. Klyce
----------------------      Vice President and Treasurer         April 25, 2002
Michael J. Klyce

/s/ James L. Mayton, Jr.
------------------------    Vice President and Controller        April 25, 2002
James L. Mayton, Jr.

/s/ John H. Livingston
----------------------      Director, Secretary and Counsel      April 25, 2002
John H. Livingston

/s/ Carol A. McCoy
----------------------      Director and Assistant Secretary     April 25, 2002
Carol A. McCoy

/s/ Ross W. Stagner
----------------------      Director and Senior Vice President   April 25, 2002
Ross W. Stagner

/s/ Terry W. Davis
----------------------      Director and Senior Vice             April 25, 2002
Terry W. Davis              President - Administration

                                 EXHIBIT INDEX


Exhibit No.          Name of Exhibit
-----------          ---------------

99.4(b)              Free Look Endorsement

99.4(c)              Individual Retirement Annuity Endorsement

99.6(b) Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc.

99.8(9)(a)           Amendment to Participation Agreement for Franklin
                     Templeton Variable Insurance Products Trust

99.9 Opinion & consent of John H. Livingston, Esquire as to the legality of the securities being registered.

99.(10)(a)           Consent of Sutherland & Asbill & Brennan LLP

99.(10)(b)           Consent of Deloitte & Touche LLP